AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2007

                                                     REGISTRATION NOS. 333-72714
                                                                       811-06218
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                   FORM N-4

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 12

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 86
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                             MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

It is proposed that this filing will become effective: (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |_| on              , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  Units of interest in Separate Account under individual flexible payment
                                       variable annuity contracts

================================================================================

Individual Flexible Payment Variable Annuity Contract

Issued by MONY Life Insurance Company with variable investment options under MONY's MONY Variable Account A.


PROSPECTUS DATED MAY 1, 2007


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------

MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

As of September 1, 2005, we are no longer offering this product to Non-Qualified Contracts. We are only offering this product to certain existing Qualified Plans. (See "Summary of the Contract -- Purpose of the Contract.") Although this prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and be receiving this prospectus as a current Contract owner. If you are a current Contract owner, you should note that the investment options, features and charges of the Contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those Purchase Payments.


You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY Variable Account A. Both the value of your contract before the date annuity payments begin and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The AIM Variable Insurance Funds, Alger American Fund, AXA Premier VIP Trust, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance TrustSM, Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").



--------------------------------------------------------------------------------
Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Basic Value++                  o EQ/JPMorgan Core Bond
o AIM V.I. Financial Services             o EQ/Long Term Bond
o AIM V.I. Global Health Care             o EQ/Lord Abbett Growth and Income
o AIM V.I. Mid Cap Core Equity++          o EQ/Lord Abbett Mid-Cap Value
o AIM V.I. Technology                     o EQ/Montag & Caldwell Growth
o Alger American Balanced++               o EQ/Money Market
o Alger American MidCap Growth++          o EQ/PIMCO Real Return
o All Asset Allocation*+++                o EQ/Short Duration Bond
o AXA Aggressive Allocation(1)**          o EQ/Small Company Growth+
o AXA Conservative Allocation(1)**        o EQ/UBS Growth and Income
o AXA Conservative-Plus Allocation(1)**   o EQ/Van Kampen Emerging Markets
o AXA Moderate Allocation(1)**              Equity
o AXA Moderate-Plus Allocation(1)**       o Franklin Income Securities
o Dreyfus IP Small Cap Stock Index++      o Franklin Rising Dividends Securities
o EQ/BlackRock Basic Value Equity*        o Franklin Zero Coupon 2010
o EQ/Boston Advisors Equity Income        o Janus Aspen Series Flexible Bond++
o EQ/Calvert Socially Responsible         o Janus Aspen Series Forty
o EQ/FI Mid Cap                           o Janus Aspen Series International
o EQ/GAMCO Mergers and Acquisitions         Growth
o EQ/GAMCO Small Company Value            o MFS(R) Mid Cap Growth Series++
o EQ/Government Securities                o MFS(R) New Discovery Series++
--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o MFS(R) Total Return Series++            o PIMCO StocksPLUS Growth and
o MFS(R) Utilities Series                   Income
o Multimanager High Yield*                o ProFund VP Bear
o Old Mutual Select Value++               o ProFund VP Rising Rates Opportunity
o Oppenheimer Global Securities           o ProFund VP UltraBull
  Fund/VA                                 o UIF Global Value Equity++
o Oppenheimer Main Street Fund/VA++       o UIF U.S. Real Estate++
o PIMCO Global Bond (Unhedged)
--------------------------------------------------------------------------------



Not all of these portfolios may be available in all states or all markets.

(1) The "AXA Allocation" portfolios.
* This is the investment option's new name effective on or about May 29, 2007 or July 9, 2007, subject to regulatory approval. Please see "The Funds" later in this Prospectus for the investment option's former name.
** This investment option will be available on or about June 15, 2007, subject to regulatory approval.
+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.
++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this investment option.
+++ Please see the corresponding Fund prospectus for a change in investment strategy that will also occur on or about July 9, 2007, subject to regulatory approval.


You may also allocate some or all of your Purchase Payments and fund values into our Guaranteed Interest Account, which is discussed later in this Prospectus.


A Statement of Additional Information dated May 1, 2007 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company, Policyholder Services, 100 Madison Street, Syracuse, New York 13202, by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can also be found on the last page of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.



                                                                          x01533

                                                                          MNY-VA

Table of contents
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SUMMARY OF THE CONTRACT                                                   1
--------------------------------------------------------------------------------
Definitions                                                                  1
Purpose of the Contract                                                      1
Purchase Payments and fund value                                             1

Minimum Purchase Payments                                                    1

MONY Variable Account A                                                      1
Guaranteed Interest Account                                                  2

Benefit option packages                                                      3

Transfer of fund value                                                       3
Loans                                                                        3
Surrenders                                                                   3
Charges and deductions                                                       3
Right to return contract provision                                           3

Death benefit                                                                4

Fee tables                                                                   5
Example                                                                      5
Other contracts                                                              7
Condensed financial information                                              7

--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY?                                      8
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                  8

How to reach us                                                              8

MONY Variable Account A                                                      8

--------------------------------------------------------------------------------
3. THE FUNDS                                                                10
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY Variable Account A                     15
Guaranteed Interest Account                                                 15

--------------------------------------------------------------------------------
4.  DETAILED INFORMATION ABOUT THE CONTRACT                                 16
--------------------------------------------------------------------------------
Payment and allocation of Purchase Payments                                 16
Telephone/fax/web transactions                                              20
Disruptive transfer activity                                                20
Termination of the contract                                                 21

--------------------------------------------------------------------------------
5. SURRENDERS                                                               22
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
6. LOANS                                                                    23
--------------------------------------------------------------------------------

i  Table of contents

--------------------------------------------------------------------------------
7. DEATH BENEFIT                                                            24
--------------------------------------------------------------------------------
Death benefit provided by the Contract                                      24
Election and effective date of election                                     25
Payment of death benefit proceeds                                           25

--------------------------------------------------------------------------------
8. CHARGES AND DEDUCTIONS                                                   26
--------------------------------------------------------------------------------
Deductions from Purchase Payments                                           26
Charges against fund value                                                  26
Deductions from fund value                                                  27

--------------------------------------------------------------------------------
9. ANNUITY PROVISIONS                                                       30
--------------------------------------------------------------------------------
Annuity payments                                                            30
Election and change of settlement option                                    30

Settlement Options                                                          30

Frequency of annuity payments                                               31
Additional provisions                                                       31

--------------------------------------------------------------------------------
10. OTHER PROVISIONS                                                        32
--------------------------------------------------------------------------------
Ownership                                                                   32
Provision required by Section 72(s) of the Code                             32
Provision required by Section 401(a)(9) of the Code                         32
Secondary annuitant                                                         32
Assignment                                                                  33
Change of beneficiary                                                       33
Substitution of securities                                                  33
Changes to Contracts                                                        33
Change in operation of MONY Variable Account A                              33

--------------------------------------------------------------------------------
11. VOTING RIGHTS                                                           34
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12. DISTRIBUTION OF THE CONTRACTS                                           35
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
13. FEDERAL TAX STATUS                                                      37
--------------------------------------------------------------------------------
Introduction                                                                37
Taxation of annuities in general                                            37
Retirement plans                                                            38
Tax treatment of the company                                                38

--------------------------------------------------------------------------------
14. ADDITIONAL INFORMATION                                                  39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15. LEGAL PROCEEDINGS                                                       40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. FINANCIAL STATEMENTS                                                    41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
I -- Condensed financial information                                       I-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                           Table of contents  ii

1. Summary of the Contract

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, and The Universal Institutional Funds, Inc. See applicable fund prospectus for more detailed information about the portfolios offered by the Funds.

DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT


The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A and the Guaranteed Interest Account. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.

An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts or offer contracts to new Participants in existing plans. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

We no longer offer the MONY Variable Account A contract on a nonqualified basis or for any IRAs, SEP IRAs or SIMPLE IRA plans except as noted below:

(1) If you have a Non-Qualified Contract or an IRA, or if you established a SARSEP before 1997, we will continue to accept contributions under the contract; or

(2) If you have established an existing SIMPLE IRA or SEP IRA Plan, we will offer Contracts to new employees and continue to accept contributions for all participating employees.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS-- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS-- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. These payments may be subject to a surrender charge, a contract charge and/or income or other taxes.

PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The Purchase Payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract, the method of paying the Purchase Payments and the benefit option package selected. (See "Detailed information about the contract -- Payment and allocation of Purchase Payments.")

Additional Purchase Payments may be made at any time.


MONY VARIABLE ACCOUNT A

MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.


1  Summary of the Contract

The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- A Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is part of the Company's General Account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account".)

--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------


                                                      Summary of the Contract  2

BENEFIT OPTION PACKAGES

There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


------------------------------------------------------------------------------------------------------------------------------------
                              Option 1                                                Option 2
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%                               Current annual rate--1.45%
charge                       Maximum annual rate--1.40%                               Maximum annual rate--1.95%
------------------------------------------------------------------------------------------------------------------------------------
Death benefit on death of    The greater of:                                          The greatest of:
Annuitant                    (1) The Fund Value less any outstanding debt             (1) The Fund Value less any outstanding debt
                             on the date due proof of the Annuitant's death           on the date due proof of the Annuitant's death
                             is received by the Company                               is received by the Company
                             or                                                       or
                             (2) The Purchase Payments paid, reduced                  (2) The Purchase Payments paid, reduced
                             proportionately by each partial surrender and any        proportionately by each partial surrender and
                             surrender charges and less any outstanding debt.*        any surrender charges and less any
                                                                                      outstanding debt*
                                                                                      or
                                                                                      (3) Step Up Value (See "Death Benefit").
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial Purchase     Qualified--The minimum Purchase Payment for              Qualified--The minimum Purchase Payment for
Payment                      qualified plans is the same for both options.            qualified plans is the same for both options.
                             (See "Detailed Information about the Policy.")           (See "Detailed Information about the Policy.")
                             Non-Qualified--$5,000                                    Non-Qualified -- $10,000
------------------------------------------------------------------------------------------------------------------------------------
Annuitant Issue age          Qualified--0-80                                          Qualified--0-79
                             Non-Qualified--0-80                                      Non-Qualified--0-79
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge       Current charge is $30.                                   Current charge is $0.
                                                                                      The annual contract charge may be increased to
                                                                                      a maximum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------


* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

TRANSFER OF FUND VALUE


You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See Detailed information about the contract -- "Transfers.")

LOANS

If your contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.

SURRENDERS

You may surrender all or part of the Contract at any time and receive its Cash Value while the Annuitant is alive prior to the annuity starting date, as described later in this Prospectus. We may impose a surrender charge. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 591/2 at the time of the surrender. (See "Surrenders" and "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the contracts.")


RIGHT TO RETURN CONTRACT PROVISION

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it). You will receive a refund of the Purchase Payments received by the Company less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50%


3  Summary of the Contract
per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")

--------------------------------------------------------------------------------

ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

--------------------------------------------------------------------------------


                                                      Summary of the Contract  4

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.

-----------------------------------------------------------------------------------------------------------
Owner Transaction Expenses:
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)                                              7.00%(1)
(as a percentage of Fund Value surrendered)
-----------------------------------------------------------------------------------------------------------
Maximum transfer charge                                                                     $  25(2)
-----------------------------------------------------------------------------------------------------------
Loan interest spread                                                                        2.50%(3)
(effective annual rate)
-----------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

-----------------------------------------------------------------------------------------------------------
Maximum annual contract charge                                                              $30(4)
-----------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average annual
Fund Value in MONY Variable Account A):
-----------------------------------------------------------------------------------------------------------
Option 1
-----------------------------------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                                                   1.40%(5)
-----------------------------------------------------------------------------------------------------------
  Total separate account annual expenses                                                    1.40%(5)
-----------------------------------------------------------------------------------------------------------
Option 2
-----------------------------------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                                                   1.95%(6)
-----------------------------------------------------------------------------------------------------------
  Total separate account annual expenses                                                    1.95%(6)
-----------------------------------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

(2) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. (See "Deductions from fund value -- transfer charge.")

(3) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY Variable Account A.

The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against fund value -- Free partial surrender amount.")


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2006. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                                  Minimum     Maximum
------------------------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including management          0.47%       1.72%
fees, distribution and/or services fees (12b-1 fees), and other expenses)
------------------------------------------------------------------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2006.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


5 Summary of the Contract

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund port 1. folios):


                1 year       3 years       5 years       10 years
                ------       -------       -------       --------
  Option 1      $  985       $1,618        $2,266        $3,703
  Option 2      $1,036       $1,767        $2,511        $4,181


   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund port folios):


                1 year       3 years       5 years       10 years
                ------       -------       -------       --------
  Option 1      $868         $1,268        $1,683        $2,503
  Option 2      $919         $1,423        $1,945        $3,051


2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


                1 year       3 years       5 years       10 years
             ------------ ------------- ------------- -------------
  Option 1      $345         $1,051        $1,779        $3,703
  Option 2      $399         $1,210        $2,037        $4,181


b. If you do not surrender your Contract (assum ing minimum fees and expenses of any of the Fund portfolios):


                1 year       3 years       5 years       10 years
                ------       -------       -------       --------
  Option 1      $220         $679          $1,164        $2,503
  Option 2      $275         $844          $1,440        $3,051


3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


                1 year       3 years       5 years       10 years
                ------       -------       -------       --------
  Option 1      $  985       $1,051        $1,779        $3,703
  Option 2      $1,036       $1,210        $2,037        $4,181


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


                1 year       3 years       5 years       10 years
                ------       -------       -------       --------
  Option 1      $868         $679          $1,164        $2,503
  Option 2      $919         $844          $1,440        $3,051


4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


                  1 year       3 years       5 years       10 years
             ------------ ------------- ------------- -------------
  Option 1   $  985       $1,618        $2,266        $3,703
  Option 2   $1,036       $1,767        $2,511        $4,181



                                                       Summary of the Contract 6

   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):


                1 year       3 years       5 years       10 years
                ------       -------       -------       --------
  Option 1      $868         $1,268        $1,683        $2,503
  Option 2      $919         $1,423        $1,945        $3,051


For the purposes of the fee tables and the example, we assume that the Contract is owned during the accumulation period. (See "Charges and deductions".) On or after the annuity starting date, different fees and charges will apply.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investments options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company annuity contracts.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2006.


7 Summary of the Contract

2. Who is MONY Life Insurance Company?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY

We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

Our general account supports all of our policy and contract guarantees, including those that apply to the Guaranteed Interest Account, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
For contract owner inquiries, write our Operations Center:
MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Our automated voice response system is normally available seven days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9AM to 5PM, Eastern time.

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
If your are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/fax/web transactions" later in this prospectus.


MONY VARIABLE ACCOUNT A

MONY Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY


                                          Who is MONY Life Insurance Company?  8

Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY Variable Account A exceed the liabilities of the contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY Variable Account A. However, the obligations themselves are obligations of the Company.

MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY Variable Account
A. Although MONY Variable Account A is registered, the Securities and Exchange Commission ("SEC") does not monitor the activity of MONY Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.

MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQAdvisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our General Account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies if marketing needs, tax considerations or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, and subject to applicable law, change the Contract to reflect the change.


9  Who is MONY Life Insurance Company?

3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable the Company to more efficiently manage the Company's financial risks associated with certain guaranteed features. Please see "Payment and Allocation of Purchase Payments" in "Detailed information about the contract" for more information about your role in managing your allocations.

AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of the Company, serves as the investment manager of the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                       applicable)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND(++)   Long-term growth of capital.                    o A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Seeks capital growth.                           o A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE     Capital growth.                                 o A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    Long-term growth of capital.                    o A I M Advisors, Inc.
 FUND(++)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth                            o A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital      o Fred Alger Management, Inc.
 PORTFOLIO(++)                  appreciation.
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation.           o Fred Alger Management, Inc.
 GROWTH PORTFOLIO(++)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 CLASS A AND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION(+)    Seeks long-term capital appreciation.           o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCA-        Seeks a high level of current income.           o AXA Equitable
 TION(+)
------------------------------------------------------------------------------------------------------------------------------------


                                                                   The Funds 10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS A AND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS           Seeks current income and growth of capital,         o AXA Equitable
 ALLOCATION(+)                  with a greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION(+)      Seeks long-term capital appreciation and            o AXA Equitable
                                current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS               Seeks long-term capital appreciation and            o AXA Equitable
 ALLOCATION(+)                  current income, with a greater emphasis on
                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(1)      High total return through a combination of          o Pacific Investment Management Company
                                current income and capital appreciation.              LLC
                                                                                    o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT
PORTFOLIOS -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           Seeks to match the performance of S & P Small       o The Dreyfus Corporation
 PORTFOLIO(++)                  Cap 600 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST(*)
CLASS 1A AND CLASS 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION(2)(+++)    Seeks long-term capital appreciation and            o AXA Equitable
                                current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks capital appreciation and secondarily,         o BlackRock Investment Management LLC
 EQUITY(3)                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to         o Boston Advisors, LLC
 INCOME                         achieve an above-average and consistent
                                total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks long-term capital appreciation.               o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                        o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                   Seeks long-term growth of capital.                  o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            Seeks to achieve capital appreciation.              o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          Seeks to maximize capital appreciation.             o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES        Seeks to maximize income and capital                o BlackRock Financial Management, Inc.
                                appreciation through investment in the
                                highest credit quality debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND           Seeks to provide a high total return consistent     o JPMorgan Investment Management Inc.
                                with moderate risk to capital and maintenance of
                                liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital                o BlackRock Financial Management, Inc.
                                appreciation through investment in
                                long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks capital appreciation and growth of income     o Lord, Abbett & Co., LLC
 INCOME                         without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Capital appreciation.                               o Lord, Abbett & Co., LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.              o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income,     o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN            Seeks maximum real return consistent with           o Pacific Investment Management Company,
                                preservation of real capital and prudent              LLC
                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


11 The Funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Investment Manager (or Sub-
Portfolio Name                     Objective                                                       Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST(*)
 CLASS 1A AND CLASS 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND             Seeks current income with reduced volatility of principal.      o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH(**)        Seeks to achieve capital appreciation.                          o Bear Stearns Asset Management,
                                                                                                    Inc.

                                                                                                   o Eagle Asset Management, Inc.

                                                                                                   o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through capital appreciation      o UBS Global Asset Management
                                   with income as a secondary consideration.                         (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING             Seeks long-term capital appreciation.                           o Morgan Stanley Investment
MARKETS EQUITY                                                                                       Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES         Seeks to maximize income while maintaining prospects            o Franklin Advisers, Inc.
FUND                               for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS          Seeks long-term capital appreciation, with preservation of      o Franklin Advisory Services, LLC
SECURITIES FUND                   capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND          Seeks as high an investment return as is consistent with        o Franklin Advisers, Inc.
 2010                              capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITU-
 TIONAL & SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO(++)        Seeks to obtain maximum total return, consistent with           o Janus Capital Management LLC
                                   preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO(***)               Seeks long-term growth of capital by normally investing         o Janus Capital Management LLC
                                   in a core group of 20-40 common stocks.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH               Seeks long-term growth of capital.                              o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES(++)   The fund's objective is to seek capital appreciation.           o Massachusetts Financial
                                                                                                     Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES(++)    The fund's objective is to seek capital appreciation.           o Massachusetts Financial
                                                                                                     Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES(++)     The fund's objective is to seek total return.                   o Massachusetts Financial
                                                                                                     Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES            The fund's objective is to seek total return.                   o Massachusetts Financial
                                                                                                     Services Company
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL
 INSURANCE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE            Seeks to provide long-term growth of capital and income.        o Old Mutual Capital, Inc.
 PORTFOLIO(++)                     Current income is a secondary objective.                          (subadvised by Liberty Ridge
                                                                                                     Capital, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL                 Seeks long-term capital appreciation by investing a sub-        o OppenheimerFunds, Inc.
 SECURITIES FUND/VA                stantial portion of its assets in securities of foreign
                                   issuers, "growth-type" companies, cyclical industries and
                                   special situations that are considered to have apprecia-
                                   tion possibilities.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 12

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Investment Manager (or Sub-Adviser(s),
Portfolio Name                   Objective                                                    as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
 -----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET          Seeks high total return (which includes growth in the        o OppenheimerFunds, Inc.
 FUND(R)/VA(++)                  value of its shares as well as current income) from
                                 equity and debt securities.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             o Pacific Investment Management
GLOBAL BOND PORTFOLIO            Seeks to maximize total return, consistent with preserva-     Company, LLC
 (UNHEDGED)                      tion of capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND            An enhanced S&P 500 index strategy that seeks total         o Pacific Investment Management
 INCOME PORTFOLIO                return, which exceeds the return of the S&P 500 Index.        Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                  Seeks daily investment results, before fees and expenses,   o ProFund Advisors
                                 that correspond to the inverse (opposite) of the daily
                                 performance of the S&P 500 Index.

------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES          Seeks daily investment results, before fees and expenses,
 OPPORTUNITY                     that correspond to one and one-quarter times (125%)         o ProFund Advisors
                                 the inverse (opposite) of the daily price movement of the
                                 most recently issued 30-year U.S. Treasury Bond ("Long
                                 Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL             Seeks daily investment results, before fees and expenses,   o ProFund Advisors
                                 that correspond to twice (200%) the daily performance of
                                 the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY              Seeks long-term capital appreciation by investing prima-    o Morgan Stanley Investment Management
 PORTFOLIO(++)                   rily in equity securities of issuers throughout the world,    Inc., which does business in certain
                                 including U.S. issuers.                                       instances using the name "Van
                                                                                               Kampen," is the investment adviser
                                                                                               to The Universal Institutional
                                                                                               Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO(++)   Seeks to provide above average current income and long-     o Morgan Stanley Investment Management
                                 term capital appreciation by investing primarily in equity    Inc., which does business in certain
                                 securities of companies in the U.S. real estate industry,     instances using the name "Van
                                 including real estate investment trusts.                      Kampen," is the investment adviser
                                                                                               to The Universal Institutional
                                                                                               Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007 or July 9, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007 or July 9, 2007. The number in the "FN" column corresponds with the number contained in the table above.




--------------------------------------------------------------------------------
            Portfolio Name until May 29, 2007 or
   FN       July 9, 2007
--------------------------------------------------------------------------------
   (1)      AXA Premier VIP High Yield (May 29, 2007)
   (2)      EQ/Enterprise Moderate Allocation (July 9, 2007)
   (3)      EQ/Mercury Basic Value Equity (May 29, 2007)



(**) This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

(***) Unlike the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management investment company. A non-diversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.


(+) This investment option will be available on or about June 15, 2007, subject to regulatory approval.

(++) Please see the supplement included with the prospectus regarding the planned substitution or merger of this portfolio. Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option, subject to regulatory approval.

(+++) Please see the corresponding Fund prospectus for a change in investment strategy that will also occur on or about July 9, 2007, subject to regulatory approval.



13 The Funds

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-487-6669.


Each Owner should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in prospectus for each of the Funds.


                                                                    The Funds 14

PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT A

MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o   collect charges under the Contracts;

o   pay Cash Value on full surrenders of the Contracts;

o   fund partial surrenders;

o   provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:


o   reinvested immediately at net asset value in shares of that portfolio; or


o   kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, and (2) any outstanding debt.
--------------------------------------------------------------------------------
Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Boards of Directors or Trustees of each of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed or shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY Variable Account A.

--------------------------------------------------------------------------------
ACCUMULATION PERIOD -- Currently one year. The Period starts on the Business
Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period.
--------------------------------------------------------------------------------
CREDITING OF INTEREST. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for one year Accumulation Periods. If you allocate Purchase Payments to the Guaranteed Interest Account, your allocation will automatically begin a new Accumulation Period as of the date you allocate the payment. The Accumulation Period will end on your monthly contract anniversary date immediately prior to the end of that period. If you transfer funds from the Guaranteed Interest Account, you will choose the Accumulation Period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current Accumulation Period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring Accumulation Period to MONY Variable Account A. If you make no election, the entire amount allocated to the expiring Accumulation Period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. The Company guarantees that the rate credited will not be less than 3.5% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.5% rate. If you allocate Purchase Payments to (or transfer funds to or from) the Guaranteed Interest Account the amount of such allocation must maintain a Fund Value in such account of at least $2,500.

SURRENDERS, TRANSFERS OR LOANS. When you as Owner request Fund Values from the Guaranteed Interest Account be transferred to MONY Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.


15  The Funds

4. Detailed information about the contract

--------------------------------------------------------------------------------

The Fund Value in MONY Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUE AGES

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 80. The maximum issue age of the Annuitant for Option 2 is 79.


----------------------------------------------
                     Option 1         Option 2
----------------------------------------------
      Issue Ages      0-80             0-79
----------------------------------------------

ISSUANCE OF THE CONTRACT


The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


Individuals who want to buy a Contract must:

(1) Complete an application;

(2) Personally deliver the application to:

    (a) A licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

    (b) A licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3) Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.


----------------------------------------------------------------------------------------------------------
 Use of Contract or Method of Making Purchase Payment                    Minimum Initial Purchase Payment
----------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the   $2,000
Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the Code (no longer available to new purchas-
ers).
----------------------------------------------------------------------------------------------------------

                                      Detailed information about the contract 16

----------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).        Option 1    $5,000
                                                                        Option 2    $10,000
----------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Sec-   $ 600
tion 401 of the Code) (no longer available to new purchasers) and
Simplified Employee Pensions under Section 408 of the Code (no longer available to new purchasers).
----------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans                       $ 600
----------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organiza-        $ 600
tions, governmental entities and deferred compensation plans under
Section 457 of the Code
----------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.      Annualized rate of $600 (i.e.,
                                                                        $600 per year, $300 semiannually,
                                                                         $150 quarterly or $50 per month)
----------------------------------------------------------------------------------------------------------
Government Allotment Plans                                              $50 per month
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------
Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, "that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000."

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the Contract begins as shown in the Contract.
--------------------------------------------------------------------------------
TAX-FREE `SECTION 1035' EXCHANGES


The Owner can generally exchange one annuity contract for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).


17  Detailed information about the contract

RIGHT TO RETURN CONTRACT PROVISION

The Owner may return the Contract during the (right to return contract period (usually within 10 days of the delivery date or any longer period if required by applicable state law). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

ALLOCATION OF PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return Contract period.

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account will be held in the Guaranteed Interest Account of the General Account for the specified period and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY Variable Account A will earn 3.5% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the value of Net Purchase Payments allocated to subaccount of MONY Variable Account A will automatically be transferred to MONY Variable Account A subaccount(s) according to the Owner's percentage allocation.

After the right to return Contract period, under a non-automatic payment plan, if the Owner does not:

(1) specify the amount to be allocated among subaccounts, or

(2) specify the percentage to be allocated among subaccounts, or

(3) the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment and must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.


The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective on the day we receive notice of the change, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business Day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT FUND VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited on:

(1) the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

o the investment performance of the selected subaccount(s) of MONY Variable Account A;

o   amounts credited (including interest) to the Guaranteed Interest Account;

o   any Net Purchase Payments;

o   any transfer charges;

o   any partial surrenders;

o   any outstanding debt; and

                                     Detailed information about the contract  18

o all Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the contract".)

After amounts allocated to the subaccounts are transferred from the General Account to MONY Variable Account A on each Business Day, the Contract's Fund Value will be computed as follows:

(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2) Add any amount credited to the Guaranteed Interest Account before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:

    o   The addition of any interest credited.

    o   Addition or subtraction of any amounts transferred.

    o   Subtraction of any partial surrenders and their surrender charges.

    o Subtraction of any Contract charges, surrender charges and transfer charges.

(3) Add the value held in the loan account (if your Contract permits loans) and interest credited on that day on that amount;

(4) Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge) made on that Business Day;

(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return Contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below. Transfers may be postponed for any period during which

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year. If imposed the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return Contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------
TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers may be made from the Guaranteed Interest Account at any time. We will not accept a transfer request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

TRANSFERS BY THIRD PARTIES. As a convenience to Owners, the Company may allow an Owner to give certain third parties the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds


19 Detailed information about the contract share this position. Therefore, the Company may limit or disallow transfers made by a third party. The Company will mail notification to an Owner within one Business Day if it does not execute a transfer. The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests, subject to the Company's disruptive transfer provisions. (See "Payment and allocation of Purchase Payments -- Disruptive transfer activity").

Please see "Payment and allocation of Purchase Payments" earlier in this section "Detailed information about the contract" for more information about your role in managing your allocations.


TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's guideline (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.


If all telephone lines are busy or the Internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.


We have adopted guidelines relating to changes of allocations by telephone, fax or the web which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:


(1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

(2) the Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.


A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.


SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests.


                                     Detailed information about the contract  20

We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.


We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the AXA Premier VIP Trust and EQ Advisors Trust, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, a trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information. When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.


Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1) the date the Contract is surrendered in full,

(2) the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, or

(4) the date the death benefit is payable under the Contract.

21  Detailed information about the contract

5.  Surrenders

--------------------------------------------------------------------------------

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o on or before the annuity payments start, and

o during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and

(2) any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value.

A surrender will result in the cancellation of units and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account Accumulation Period (under the allocation specified by the Owner.) The unit value will be calculated as of the end of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages. The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it,

o the partial surrender will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500,

o the request is incorrect, or

o the allocation for the partial surrender was not specified by the Owner.

Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

The amount of any surrender, death benefit, or transfer payable from MONY Variable Account A will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)

Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.


                                                                  Surrenders  22

6.  Loans

--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o The term of the loan must be 5 years or less.

o Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.


The Owner (Plan Trustee) must certify that these conditions are satisfied.

In any event, the maximum outstanding loan on a contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the right to return Contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If Fund Values must be taken from the Guaranteed Interest Account in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts, the request for a loan will be returned to the Owner. We will also not accept a loan request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


23  Loans

7.  Death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT
The Company will pay a death benefit to the Beneficiary if:

(1) the Annuitant dies; and

(2) the death occurs before the annuity payments start.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.


---------------------------------------------------------------------------------------------------------------------------------
 Option 1                                                          Option 2
---------------------------------------------------------------------------------------------------------------------------------
 The greater of:                                                   The greatest of:
(1)  The Fund Value less any outstanding debt on the date due     (1)  The Fund Value less any outstanding debt on the date
     proof of the Annuitant's death is received by the Company         due proof of the Annuitant's death is received by the
                                                                       Company

or                                                                or
(2)  The Purchase Payments paid, reduced proportionately by       (2)  The Purchase Payments paid, reduced proportionately by
     each partial surrender and any surrender charges                  each partial surrender and any surrender charges and less
     and less any outstanding debt.*                                   any outstanding debt*
                                                                  or
                                                                  (3)    Step Up Value (see description below).
---------------------------------------------------------------------------------------------------------------------------------


* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)


                                                                Death benefit 24

STEP UP VALUE

On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(a) the Fund Value on that Contract Anniversary; or

(b) the Step Up Value most recently calculated

    o reduced proportionately** by any partial surrenders (includ ing surrender charges) since the last recalculation anniversary,

    o plus any Purchase Payments made since the last recalcula tion anniversary.

On each Contract Anniversary on or after the Annuitant's 81st birthday, the Step Up Value shall be equal to the Step Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

o reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary,

o   plus any Purchase Payments made since that Contract Anniversary, and

o   less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges) and

o   less any outstanding debt.

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

o   during the lifetime of the Annuitant, and

o   before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1) to receive the death benefit in the form of a lump sum payment; or

(2) to have the death benefit applied under one of the settlement options.

----------------------

** In the calculations of Step Up Value, for each partial surrender, the proportion ate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected Settlement Option 3, with a 10-year certain option, as described below. See "Annuity provisions--Election and change of settlement option." Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


25  Death benefit

8. Charges and deductions

--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract:



---------------------------------------------------------------------------------------------------------------------------------
                        Deductions From Purchase Payments
---------------------------------------------------------------------------------------------------------------------------------
Tax charge                                           Range for State and local premium tax -- 0% to 3.50%(1).
                                                     Federal -- currently 0%
                                                     (Company reserves the right to charge in the future.)
---------------------------------------------------------------------------------------------------------------------------------
                  Daily Deductions From MONY Variable Account A
---------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                      Option 1
                                                     Maximum daily rate -- 0.003836%
  Annual Rate deducted daily from average daily net  Maximum annual rate -- 1.40%
  assets                                             ----------------------------------------------------------------------------
                                                     Option 2
  Option 1 -- Current annual rate is 1.20%.          Maximum daily rate -- 0.005342%
  Option 2 -- Current annual rate is 1.45%.          Maximum annual rate -- 1.95%
---------------------------------------------------------------------------------------------------------------------------------
                           Deductions from Fund Value
---------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                               Maximum annual contract charge
  Option 1 -- Current charge is $30.
                                                     Option 1 -- The maximum annual contract charge is $30.
  Option 2 -- Current charge is $0.                  Option 2 -- The annual contract charge may be increased to a maximum of $30 on 30 days written notice.
---------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                        Maximum transaction and other charges
Transfer charge                                      Option 1 --   The Company has reserved the right to impose a charge
                                                     for each transfer after the first 12 transfers in a Contract Year which will
  Option 1 -- Current charge is $0.                  not exceed $25.
  Option 2 -- Current charge is $0.                  Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.
---------------------------------------------------------------------------------------------------------------------------------
Surrender charge
  Grades from 7% to 0% of Fund Value                 See grading schedule and "Charges and deductions -- Deductions from fund
  surrendered based on a schedule                    value" for details of how it is computed.
---------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                 2.50%
---------------------------------------------------------------------------------------------------------------------------------

(1)     Company currently assumes responsibility; current charge to Owner 0%.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days' notice to each affected Owner.

CHARGES AGAINST FUND VALUE
DAILY DEDUCTIONS FROM MONY VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY Variable Account A. The charge varies based on the benefit option package selected. We may increase the amount we currently charge for mortality and expense risk, but it never will exceed the guaranteed maximum amount shown in the Fee Table.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to


                                                      Charges and deductions  26
exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself.

The current amount of the annual contract charge depends upon the benefit option package selected.


----------------------------------------------------------
                 Annual Contract Charge
----------------------------------------------------------
         Option 1                          Option 2
----------------------------------------------------------
Current charge is $30.    Current charge is $0.
The maximum annual        The annual contract charge may
contract charge is $30.   be increased to a maximum of
                          $ 30.

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Change.


TRANSFER CHARGE. Contract value may be transferred among the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not be imposed on the first 12 transfers in any year and will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge".)

We impose a surrender charge when a surrender is made if:

(1) All or a part of the Contract's Fund Value (See "Surrenders") is surrendered during the first eight Contract years or

(2) The Cash Value is received at maturity when the annuity payments start during the first eight Contract years.

A surrender charge will not be imposed:

(1) Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Deductions from fund value -- Free partial surrender amount".)

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options".)

(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

    (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

    (b) the confinement must have been prescribed by a physician;

    (c) the 90-day period must have started after the Contract's first anniversary; and

    (d) the Annuitant is between ages 0-75 at the time the Contract is issued.


27  Charges and deductions

--------------------------------------------------------------------------------
NURSING HOME -- A facility which


(a) is licensed by or legally operated in a state as a skilled or intermediate care facility;

(b) provides 24 hour per day nursing care under the supervision of a reg istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

(c) is under the supervision of a physician; and

(d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.
--------------------------------------------------------------------------------
In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No surrender charge will be deducted from death benefits except as described in "Death benefit".

If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:




--------------------------------------------------------------------------------
                Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent
      Since Effective Date          of Fund Value Surrendered)
--------------------------------------------------------------------------------
               0                               7 %
--------------------------------------------------------------------------------
               1                                7
--------------------------------------------------------------------------------
               2                                6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                Surrender Charge Percentage Table
--------------------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent
      Since Effective Date          of Fund Value Surrendered)
--------------------------------------------------------------------------------
               3                                6
               4                                5
               5                                4
               6                                3
               7                                2
          8 (or more)                           0
--------------------------------------------------------------------------------

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

    (a) $10,000 (but not more than the Contract's Fund Value), or

    (b) 10% of the Contract's Fund Value at the beginning of the Contract Year, (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

may be received in each Contract Year without a surrender charge.

(2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year may be received in each Contract Year without a surrender charge. The Fund Value is determined as follows:

    (a) If during the first Contract Year, at the time the first surren der is requested.

    (b) If during any Contract year after the first Contract Year, at the beginning of such year.

Contract Fund Value here means the Fund Value in the subaccounts and the Guaranteed Interest Account (not the loan account).

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or the Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.


TAXES

Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY Variable Account A may also be made. (See "Federal Tax Status".) In addition, there is currently no tax on annuity Purchase Payments in New York. We will notify you of the amount of any tax and if such a tax becomes applicable to your Contract. We may waive any deduction of taxes on Purchase Payments. But, if we do, we can stop waiving them on future payments if we give you at least 30 days written notice.


                                                      Charges and deductions  28

INVESTMENT ADVISORY AND OTHER FEES


Each portfolio in which the Variable Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Fund prospectus.


We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


29  Charges and deductions

9. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS
Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1) no earlier than the 10th Contract Anniversary , and

(2) no later than the Contract Anniversary after the Annuitant's 90th birthday.


While the Annuitant is living, the date when annuity payments start may be:

(1) Advanced to a date that is not earlier than the 13th Contract month after the Contract Effective Date.

(2) Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 90th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the greater of (a) the Contract's Cash Value or (b) 95% of the Fund Value (less any debt if a contract is issued under a 401(k) Plan), less any tax charge which may be imposed when annuity payments begin, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) and less any outstanding debt (if a Contract is issued under a 401(k) Plan) will be applied to provide an annuity.

A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.


ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o One or more of the settlement options described below, or

o Another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, with a 10-year certain option will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.



SETTLEMENT OPTIONS


Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Settlement Option 1 will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before


                                                          Annuity provisions  30
the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 % per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly;

o Semiannually; or

o Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

31  Annuity provisions

10. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP
The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person designated in the application, unless:

(1) A change in Owner is requested, or

(2) A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1) made in writing; and

(2) received at the Company.

The change will become effective on the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.
--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------
PROVISION REQUIRED BY SECTION 72(s) OF THE CODE


The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

o   the Owner dies before the start of annuity payments, and

o the Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

The surrender proceeds may be paid over the life of the Successor Owner if:

o   the Successor Owner is the Beneficiary, and

o   the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.


PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:

(1) over the life of such Participant, or

(2) the lives of such Participant and Designated Beneficiary.

If (i) required minimum distributions have begun and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:

(1) the Participant dies before the start of such distributions, and

(2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity contract or purchasing additional features under this annuity contract.


SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuity payment begin, either

(1) in the application for the Contract, or

                                                            Other provisions  32

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1) any payment made by the Company, or

(2) action taken by the Company before receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity Starting Date;

(2) the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.


If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.


SUBSTITUTION OF SECURITIES


The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A or,

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the New York Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company - Mony Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY VARIABLE
ACCOUNT A

To the extent permitted by applicable law, MONY Variable Account A (i) may be operated as a management company under the 1940 Act, (ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or
(iii) may be combined with any of our other MONY Separate Accounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change, and take such other action as may be necessary and appropriate to effect the change.


33  Other provisions

11. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


                                                               Voting rights  34

12. Distribution of the Contracts


--------------------------------------------------------------------------------


The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY America Variable Account A. + The offering of the Contracts is intended to be continuous.

AXA Advisors, and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the company's life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid by the Company to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals and/or Selling broker-dealers either all or a portion of the sales compensation that they receive. The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.



35  Distribution of the Contracts

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any sales compensation paid by the Company to the Distributors will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                               Distribution of the Contracts  36

13. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION
The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o the value of the Contract's Fund Value,

o annuity payments,

o death benefit, and

o economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o the type of retirement plan for which the Contract is purchased, and

o the tax and employment status of the individual concerned.


The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Any person considering the purchase of a Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.



TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o Participant after-tax contributions (in the case of Qualified Plans), or

o Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 701/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affect Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant:

(1) provides his or her taxpayer identification number to the Company, and

(2) notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

    (a) the participant's life or life expectancy,

    (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

    (c) or a period certain of not less than 10 years;

(2) Required minimum distributions; or

(3) Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


37  Federal tax status

RETIREMENT PLANS

Aside from Contracts purchased on a nonqualified basis the Contract described in this Prospectus currently can be used with the following types of qualified retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
    Section 408(k);

(3) Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.


                                                          Federal tax status  38

14. Additional information

--------------------------------------------------------------------------------


This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at www.sec.gov.


For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.


39  Additional information

15. Legal proceedings

--------------------------------------------------------------------------------

MONY Life Insurance Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Contracts, or the distribution of the Contracts.


                                                           Legal proceedings  40

16. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY Variable Account A and the Company are set forth in the Statement of Additional Information.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



41  Financial statements

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

                          MONY LIFE INSURANCE COMPANY
                            MONY VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


------------------------------------------------------------------------------------------------
                                                                  Unit Value
------------------------------------------------------------------------------------------------
                                         Dec. 31,    Dec. 31,    Dec. 31    Dec. 31,    Dec. 31,
                                         -------------------------------------------------------
                   Option 1               2006        2005       2004        2003        2002
------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                     $ 14.78     $ 13.21     $ 12.65    $ 11.52     $ --
AIM V.I. Financial Services                13.39       11.64       11.12      10.36       8.09
AIM V.I. Global Health Care                11.45       11.01       10.30       9.69       7.68
AIM V.I. Mid Cap Core Equity               14.91       13.57       12.76      11.35        --
AIM V.I. Technology                        10.48        9.60        9.51       8.99       6.77
Alger American Balanced                    12.11       11.71       10.93      10.58       8.99
Alger American MidCap Growth               14.88       13.67       12.60      11.28       7.73
AXA Premier High Yield                     14.33          --          --         --        --
Dreyfus IP Small Cap Stock Index           16.22       14.35       13.54      11.24        --
EQ/Boston Advisors Equity Income           14.34       12.51       11.92      10.23       8.18
EQ/Calvert Socially Responsible            10.82       10.40          --         --        --
EQ/Enterprise Moderate Allocation          11.80       10.84       10.43       9.72       8.14
EQ/FI Mid Cap                              15.85          --          --         --        --
EQ/GAMCO Mergers and Acquisitions          12.26       11.06       10.71      10.29        --
EQ/GAMCO Small Company Value               18.18       15.48       15.02      12.57       9.26
EQ/Government Securities                   10.82       10.57       10.56      10.54      10.49
EQ/JP Morgan Core Bond                     13.65          --          --         --        --
EQ/Long Term Bond                          12.69       12.59       12.36      11.59      11.19
EQ/Lord Abbett Growth and Income           13.94          --          --         --        --
EQ/Lord Abbett Mid Cap Value               15.87          --          --         --        --
EQ/Mercury Basic Value Equity              12.20       10.21          --         --        --
EQ/Money Market                            10.42       10.07          --         --        --
EQ/Montag & Caldwell Growth                10.52        9.87        9.47       9.21       7.96
EQ/PIMCO Real Return                       11.28       11.37       11.42      11.03      10.56
EQ/Short Duration Bond                     10.30       10.03       10.02       9.97        --
EQ/Small Company Growth                    12.60       11.57       10.88       9.79       8.05
EQ/UBS Growth and Income                   13.53       12.00       11.14       9.95       7.90
EQ/Van Kampen Emerging Markets Equity      26.36          --          --         --        --
Franklin Income Securities                 14.82       12.68       12.63      11.23        --
Franklin Rising Dividends Securities       15.44       13.34       13.06      11.90        --
Franklin Zero Coupon 2010                  10.59       10.46       10.45      10.13        --
Janus Aspen Series Flexible Bond           11.96       11.64       11.59      11.31      10.78
Janus Aspen Series Forty                   14.64       13.58       12.21      10.48       8.82
Janus Aspen Series International Growth    23.35       16.12       12.36      10.54       7.93
MFS(R) Mid Cap Growth                      10.03        9.90        9.71       8.58       6.34
MFS(R) New Discovery                       12.11       10.83       10.41       9.89       7.49
MFS(R) Total Return                        13.16       11.90       11.72      10.65       9.27
MFS(R) Utilities                           21.02       16.21       14.04      10.91       8.13
Old Mutual Select Value                    11.76        9.47        9.17       9.02       7.72
Oppenheimer Global Securities              19.48       16.80       14.91      12.69        --
Oppenheimer Main Street(R)                 15.20       13.40       12.83      11.90        --
PIMCO Global Bond (Unhedged)               14.01       13.55       14.68      13.44      11.88
PIMCO StocksPlus Growth and Income         13.56       11.95       11.69      10.67       8.29
ProFund VP Bear                             8.02        8.77        9.00         --        --
ProFund VP Rising Rates Opportunity         7.89        7.25        7.96       9.04        --
ProFund VP Ultra Bull                      17.42       14.33       14.13      12.21        --
Van Kampen UIF Global Value Equity         14.16       11.82       11.30      10.08       7.91
Van Kampen UIF U.S. Real Estate            28.16       20.64       17.85      13.24       9.75




                                                              Units Outstanding
---------------------------------------------------------------------------------------------------
                                           Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                           --------------------------------------------------------
                   Option 1                   2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                         37,786      40,179      49,350      17,837          --
AIM V.I. Financial Services                  14,859      13,107      11,160       8,583       3,674
AIM V.I. Global Health Care                  38,358      42,421      41,590      37,617      24,014
AIM V.I. Mid Cap Core Equity                  8,954       9,030       8,181       2,770          --
AIM V.I. Technology                          11,371       9,830       8,302       4,523       1,925
Alger American Balanced                      58,796      71,844      83,156      87,236      44,349
Alger American MidCap Growth                 67,519      71,162      72,382      40,767      15,716
AXA Premier High Yield                      166,623          --          --          --          --
Dreyfus IP Small Cap Stock Index             23,759      15,527      10,359       1,906          --
EQ/Boston Advisors Equity Income             51,840      58,442      58,969      48,949      12,910
EQ/Calvert Socially Responsible               7,678       8,315          --          --          --
EQ/Enterprise Moderate Allocation            54,355      67,050      84,672     103,205      79,722
EQ/FI Mid Cap                               100,516          --          --          --          --
EQ/GAMCO Mergers and Acquisitions            29,218      60,776      60,343       2,830          --
EQ/GAMCO Small Company Value                209,292     229,988     251,616     172,383     106,964
EQ/Government Securities                    197,838     239,926     240,367     239,671     224,149
EQ/JP Morgan Core Bond                      238,698          --          --          --          --
EQ/Long Term Bond                            89,073      98,222      98,243      85,823      72,436
EQ/Lord Abbett Growth and Income            139,998          --          --          --          --
EQ/Lord Abbett Mid Cap Value                 99,014          --          --          --          --
EQ/Mercury Basic Value Equity                11,005       8,198          --          --          --
EQ/Money Market                             232,956     278,944          --          --          --
EQ/Montag & Caldwell Growth                 253,502     284,795     286,735     252,471     116,944
EQ/PIMCO Real Return                         55,403      61,989      72,569      52,161      36,073
EQ/Short Duration Bond                       36,969      32,128      23,471       8,954          --
EQ/Small Company Growth                      65,980      60,487      59,904      47,197      24,548
EQ/UBS Growth and Income                    139,394     137,581     144,133      70,201      49,336
EQ/Van Kampen Emerging Markets Equity        33,172          --                      --          --
Franklin Income Securities                  123,320     118,606      76,561      12,235          --
Franklin Rising Dividends Securities         68,309      46,746      34,557       9,081          --
Franklin Zero Coupon 2010                     3,631       3,865       6,822       3,259          --
Janus Aspen Series Flexible Bond             59,862      81,981      97,479      90,377      44,122
Janus Aspen Series Forty                     70,700      67,611      27,098      22,879      10,723
Janus Aspen Series International Growth      98,151      91,100      84,750      67,357      34,286
MFS(R) Mid Cap Growth                        22,878      29,084      33,982      28,736       9,709
MFS(R) New Discovery                         19,166      25,433      29,115      29,453       9,361
MFS(R) Total Return                         147,416     165,011     167,253     136,547      78,946
MFS(R) Utilities                             51,934      53,815      33,037      15,242       9,203
Old Mutual Select Value                      48,041      43,411      46,205      48,928      27,979
Oppenheimer Global Securities                48,514      42,797      30,779       5,620          --
Oppenheimer Main Street(R)                   24,488      23,032      34,092       7,653          --
PIMCO Global Bond (Unhedged)                 48,150      53,688      56,821      47,127      37,932
PIMCO StocksPlus Growth and Income          131,961     146,798     140,680     107,104      57,664
ProFund VP Bear                              11,493          --          --          --          --
ProFund VP Rising Rates Opportunity          13,589      15,641      22,911       3,642          --
ProFund VP Ultra Bull                        11,574      12,882      18,369       4,926          --
Van Kampen UIF Global Value Equity           23,545      24,196      16,325      13,217      11,857
Van Kampen UIF U.S. Real Estate             112,814     118,582     130,400      81,189      40,986



                                 Appendix I: Condensed financial information I-1

-----------------------------------------------------------------------------------------------
                                                              Unit Value
-----------------------------------------------------------------------------------------------
                                        Dec. 31,    Dec. 31,    Dec. 31    Dec. 31,    Dec. 31,
                                        -------------------------------------------------------
                   Option 2               2006        2005       2004        2003        2002
-----------------------------------------------------------------------------------------------
AIM V.I. Basic Value                      14.65       13.13       12.60      11.51         --
AIM V.I. Financial Services               14.14       12.32       11.81      11.02        8.63
AIM V.I. Global Health Care               12.15       11.71       10.99      10.37        8.23
AIM V.I. Mid Cap Core Equity              15.27       13.92       13.13      11.70         --
AIM V.I. Technology                       13.79       12.66       12.57      11.92        9.00
Alger American Balanced                   12.37       11.98       11.21      10.88        9.27
Alger American MidCap Growth              14.61       13.46       12.43      11.16        7.66
AXA Premier High Yield                    13.63         --          --         --          --
Dreyfus IP Small Cap Stock Index          16.45       14.59       13.80      11.49         --
EQ/Boston Advisors Equity Income          14.86       12.99       12.41      10.69        8.56
EQ/Calvert Socially Responsible           10.79       10.40         --         --          --
EQ/Enterprise Moderate Allocation         12.62       11.62       11.21      10.48        8.79
EQ/FI Mid Cap                             14.93         --          --                     --
EQ/GAMCO Mergers and Acquisitions         12.08       10.93       10.61      10.22         --
EQ/GAMCO Small Company Value              16.15       13.79       13.41      11.25        8.30
EQ/Government Securities                  10.64       10.42       10.43      10.44       10.42
EQ/JP Morgan Core Bond                    12.91         --          --         --          --
EQ/Long Term Bond                         12.51       12.43       12.24      11.51       11.14
EQ/Lord Abbett Growth and Income          14.03         --          --         --          --
EQ/Lord Abbett Mid Cap Value              15.51         --          --         --          --
EQ/Mercury Basic Value Equity             12.16       10.21         --         --          --
EQ/Money Market                           10.39       10.07         --         --          --
EQ/Montag & Caldwell Growth               10.50        9.87        9.50       9.26        8.02
EQ/PIMCO Real Return                      11.10       11.22       11.29      10.94       10.50
EQ/Short Duration Bond                    10.21        9.96        9.97       9.95         --
EQ/Small Company Growth                   13.13       12.08       11.40      10.28        8.48
EQ/UBS Growth and Income                  13.13       11.68       10.87       9.74        7.74
EQ/Van Kampen Emerging Markets Equity     26.48         --          --         --          --
Franklin Income Securities                14.85       12.74       12.72      11.34         --
Franklin Rising Dividends Securities      15.20       13.17       12.92      11.81         --
Franklin Zero Coupon 2010                  9.87        9.77        9.79       9.51         --
Janus Aspen Series Flexible Income Bond   11.74       11.46       11.43      11.19       10.68
Janus Aspen Series Forty                  14.71       13.68       12.33      10.60        8.95
Janus Aspen Series International Growth   23.42       16.21       12.46      10.65        8.03
MFS(R) Mid Cap Growth                     16.11       15.93       15.68      13.89       10.28
MFS(R) New Discovery                      13.23       11.86       11.43      10.89        8.26
MFS(R) Total Return                       12.90       11.70       11.54      10.52        9.18
MFS(R) Utilities                          23.81       18.41       15.98      12.46        9.30
Old Mutual Select Value                   12.66       10.21        9.91       9.78        8.39
Oppenheimer Global Securities             18.66       16.13       14.35      12.25         --
Oppenheimer Main Street(R)                14.26       12.61       12.10      11.25         --
PIMCO Global Bond (Unhedged)              13.10       12.70       13.80      12.66       11.23
PIMCO StocksPLUS Growth and Income        14.10       12.46       12.22      11.19        8.70
ProFund VP Bear                            6.37        6.99        7.19       8.13         --
ProFund VP Rising Rates Opportunity        8.78        8.09        8.91      10.15         --
ProFund VP Ultra Bull                     19.04       15.70       15.52      13.44         --
Van Kampen UIF Global Value Equity        15.29       12.80       12.27      10.97        8.63
Van Kampen UIF U.S. Real Estate           26.17       19.23       16.67      12.40        9.15



                                                              Units Outstanding
---------------------------------------------------------------------------------------------------
                                            Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                            -------------------------------------------------------
                   Option 2                   2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                         69,506      72,402      81,002      18,261          --
AIM V.I. Financial Services                  31,146      30,515      17,089       4,627       3,085
AIM V.I. Global Health Care                  54,989      58,550      44,205      23,926      13,013
AIM V.I. Mid Cap Core Equity                 20,833      24,671      21,967       6,535          --
AIM V.I. Technology                          20,117      20,210       7,601       4,114         355
Alger American Balanced                      75,848      80,440      70,519      37,157      11,411
Alger American MidCap Growth                 69,712      75,679      74,886      42,116       7,978
AXA Premier High Yield                       84,050          --          --          --          --
Dreyfus IP Small Cap Stock Index             35,017      34,417      29,914       6,276          --
EQ/Boston Advisors Equity Income            104,208     108,752     105,761      53,525      12,883
EQ/Calvert Socially Responsible              18,690      20,764          --          --          --
EQ/Enterprise Moderate Allocation            90,025      86,004      92,456      40,810       8,032
EQ/FI Mid Cap                               128,711          --          --          --          --
EQ/GAMCO Mergers and Acquisitions            42,305      37,400      34,129         929          --
EQ/GAMCO Small Company Value                224,935     236,542     224,592     141,664      47,346
EQ/Government Securities                    224,765     241,690     255,228     166,680      77,016
EQ/JP Morgan Core Bond                      216,304          --          --          --          --
EQ/Long Term Bond                            46,921      49,243      52,593      40,180      24,616
EQ/Lord Abbett Growth and Income            172,826          --          --          --          --
EQ/Lord Abbett Mid Cap Value                152,244          --          --          --          --
EQ/Mercury Basic Value Equity                22,177      21,895          --          --          --
EQ/Money Market                             378,938     199,875          --          --          --
EQ/Montag & Caldwell Growth                 275,077     307,097     234,654     166,610      32,995
EQ/PIMCO Real Return                         60,899      66,317      72,966      65,130      30,482
EQ/Short Duration Bond                       40,131      41,462      42,191      31,125          --
EQ/Small Company Growth                      79,308      83,284      80,288      51,398      11,806
EQ/UBS Growth and Income                     57,356      60,209      63,308      38,092      13,205
EQ/Van Kampen Emerging Markets Equity        59,699          --          --          --          --
Franklin Income Securities                  140,696     153,042     119,996      27,481          --
Franklin Rising Dividends Securities         49,520      42,712      35,936       8,861          --
Franklin Zero Coupon 2010                    10,434       9,523       9,095       3,823          --
Janus Aspen Series Flexible Income Bond      68,886      70,950      67,865      47,474      20,340
Janus Aspen Series Forty                     75,695      78,349      54,586      31,031       6,715
Janus Aspen Series International Growth     110,722     108,731     100,383      58,249      15,171
MFS(R) Mid Cap Growth                        26,200      28,132      30,855      13,674       1,222
MFS(R) New Discovery                         19,816      20,877      19,628      14,480       1,120
MFS(R) Total Return                         123,953     122,340     117,500      80,016      15,392
MFS(R) Utilities                             46,297      48,174      36,244       7,017       1,450
Old Mutual Select Value                      21,230      20,317      19,351      13,039       3,608
Oppenheimer Global Securities               107,691     110,022      95,445      25,327          --
Oppenheimer Main Street(R)                   93,534      88,257     105,692      38,363          --
PIMCO Global Bond (Unhedged)                 75,926      82,352      80,782      46,444      13,811
PIMCO StocksPLUS Growth and Income          193,180     205,369     208,037     107,358      26,802
ProFund VP Bear                               2,283       2,283       2,722       3,769          --
ProFund VP Rising Rates Opportunity          34,540      47,096      59,714      29,416          --
ProFund VP Ultra Bull                        57,432      62,280      64,259      27,757          --
Van Kampen UIF Global Value Equity           35,271      24,889      25,596      15,414       1,961
Van Kampen UIF U.S. Real Estate             127,516     127,824     131,849      61,876      24,167


I-2 Appendix I: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2007




--------------------------------------------------------------------------------
 Item                                                              Page
--------------------------------------------------------------------------------
Additional information about the Company ........................ 2
About our independent registered public accounting firm ......... 2
Sale of the contracts ........................................... 2
Federal tax status .............................................. 2
Financial statements ............................................ 4


If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company

Policyholder Services
100 Madison Street
Syracuse, New York 13202

1-800-487-6669
www.axaonline.com

Your name      -------------------------------------------------

Address      -------------------------------------------------

City      --------------------- State ---------------- Zip ----------------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.




































333-72714                                                                X1534

Individual flexible payment
variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2007 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, New York 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.


TABLE OF CONTENTS

Additional information about the Company                                     2

About our independent registered public accounting firm                      2
Sale of the contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4




















                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company


333-72714


                                                                          x01534
                                                                          MNY-VA

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY

We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the contracts. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the contracts.

We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of the other states in which we are licensed to operate.


MONY VARIABLE ACCOUNT A

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.



ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:



---------------------------------------------------------------
                                           Aggregate Amount of
                                         Commissions Retained
                                          by the Distributors
                                        After Payments to their
                Aggregate Amount of           Registered
    Fiscal      Commissions Paid to        Persons and Other
     Year        the Distributors*      Selling Broker-Dealers
---------------------------------------------------------------
     2004           $23,797,814                   N/A
     2005           $13,125,190                   N/A
     2006           $ 8,020,622                   N/A
---------------------------------------------------------------




* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2004, 2005 and 2006, these payments were made to the Distributors.


Please see your Prospectus for detailed information regarding the distribution of the contracts.


FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled;
(e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution, or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity own-ers must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.


FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY Variable Account A
 Report of Independent Registered Public Accounting Firm................       2
 Statements of Assets and Liabilities, December 31, 2006................     F-3
 Statements of Operations for the Year Ended December 31, 2006..........    F-22
 Statements of Changes in Net Assets for the Years Ended
   December 31, 2006 and December 31, 2005..............................    F-32
 Notes to Financial Statements..........................................    F-48


With respect to MONY Life Insurance Company:
 Report of Independent Registered Public Accounting Firm................     F-1
 Consolidated Balance Sheets as of December 31, 2006 and 2005...........     F-2
 Consolidated Statements of Operations for the Year Ended
   December 31, 2006 (Successor), Year Ended December 31, 2005
   (Successor), Six Months Ended December 31, 2004 (Successor),
   and Six Months Ended June 30, 2004 (Predecessor).....................     F-3
 Consolidated Statements of Shareholder's Equity for the Years
   Ended December 31, 2006, 2005 and 2004...............................     F-4
 Consolidated Statements of Cash Flows for the Year Ended
   December 31, 2006 (Successor), Year Ended December 31, 2005
   (Successor), Six Months Ended December 31, 2004 (Successor), and
   Six Months Ended June 30, 2004 (Predecessor).........................     F-5
 Notes to Financial Statements..........................................     F-7


                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company and the
Contractowners of Subaccounts of MONY Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account A listed in Note 1 at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 9, 2007

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                            AIM V.I.    AIM V.I. Financial   AIM V.I. Global
                                                          Basic Value        Services          Health Care
                                                         ------------- -------------------- -----------------
Assets
Shares held in respective Funds ........................     185,150           42,312               52,859
                                                          ----------         --------           ----------
Investments at cost ....................................  $2,113,605         $595,903           $  942,682
                                                          ----------         --------           ----------
Investment in respective Funds, at net asset value .....  $2,473,603         $736,659           $1,137,007
Amount due from MONY ...................................       1,157               --                   --
Amount due from respective Funds .......................          --            1,764                1,227
                                                          ----------         --------           ----------
  Total Assets .........................................   2,474,760          738,423            1,138,234
                                                          ==========         ========           ==========
Liabilities
Amount due to MONY .....................................          --            1,764                1,227
Amount due to respective Funds .........................       1,157               --                   --
                                                          ----------         --------           ----------
  Total Liabilities ....................................       1,157            1,764                1,227
                                                          ----------         --------           ----------
Net Assets .............................................  $2,473,603         $736,659           $1,137,007
                                                          ==========         ========           ==========


                                                            AIM V.I. Mid     AIM V.I.    Alger American   Alger American
                                                          Cap Core Equity   Technology      Balanced       MidCap Growth
                                                         ----------------- ------------ ---------------- ----------------
Assets
Shares held in respective Funds ........................        56,538         31,155         120,453          164,982
                                                              --------       --------      ----------       ----------
Investments at cost ....................................      $741,492       $376,869      $1,573,185       $3,207,087
                                                              --------       --------      ----------       ----------
Investment in respective Funds, at net asset value .....      $764,388       $436,802      $1,699,592       $3,423,380
Amount due from MONY ...................................         3,337             --              --               --
Amount due from respective Funds .......................            --          2,184           2,240            3,988
                                                              --------       --------      ----------       ----------
  Total Assets .........................................       767,725        438,986       1,701,832        3,427,368
                                                              ========       ========      ==========       ==========
Liabilities
Amount due to MONY .....................................            --          2,184           2,240            3,988
Amount due to respective Funds .........................         3,337             --              --               --
                                                              --------       --------      ----------       ----------
  Total Liabilities ....................................         3,337          2,184           2,240            3,988
                                                              --------       --------      ----------       ----------
Net Assets .............................................      $764,388       $436,802      $1,699,592       $3,423,380
                                                              ========       ========      ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              AXA Premier VIP  Dreyfus IP Small     Dreyfus Stock
                                                                High Yield      Cap Stock Index   Index Fund, Inc.
                                                             ---------------- ------------------ ------------------
Assets
Shares held in respective Funds ............................       662,001           53,588              276,603
                                                                ----------         --------          -----------
Investments at cost ........................................    $3,802,340         $854,782          $ 8,876,696
                                                                ----------         --------          -----------
Investment in respective Funds, at net asset value .........    $3,713,869         $996,204          $ 9,999,199
Amount due from MONY .......................................            --               --                   --
Amount due from respective Funds ...........................         5,903            1,110              114,512
                                                                ----------         --------          -----------
  Total Assets .............................................     3,719,772          997,314           10,113,711
                                                                ==========         ========          ===========
Liabilities
Amount due to MONY .........................................         5,903            1,110              114,512
Amount due to respective Funds .............................            --               --                   --
                                                                ----------         --------          -----------
  Total Liabilities ........................................         5,903            1,110              114,512
                                                                ----------         --------          -----------
Net Assets .................................................    $3,713,869         $996,204          $ 9,999,199
                                                                ==========         ========          ===========
-------
*  Denotes multiple share classes held by the respective fund
 Class A ...................................................
 Class B ...................................................


                                                                EQ/Bond     EQ/Boston Advisors   EQ/Calvert Socially
                                                                 Index        Equity Income*         Responsible*
                                                             ------------- -------------------- ---------------------
Assets
Shares held in respective Funds ............................    546,654            942,544               174,274
                                                             ----------         ----------            ----------
Investments at cost ........................................ $6,064,110         $5,373,633            $1,542,275
                                                             ----------         ----------            ----------
Investment in respective Funds, at net asset value ......... $5,472,008         $6,531,786            $1,499,247
Amount due from MONY .......................................         --                 --                    --
Amount due from respective Funds ...........................     15,762              9,816                 1,647
                                                             ----------         ----------            ----------
  Total Assets .............................................  5,487,770          6,541,602             1,500,894
                                                             ==========         ==========            ==========
Liabilities
Amount due to MONY .........................................     15,762              9,816                 1,647
Amount due to respective Funds .............................         --                 --                    --
                                                             ----------         ----------            ----------
  Total Liabilities ........................................     15,762              9,816                 1,647
                                                             ----------         ----------            ----------
Net Assets ................................................. $5,472,008         $6,531,786            $1,499,247
                                                             ==========         ==========            ==========
-------
*  Denotes multiple share classes held by the respective fund
 Class A ...................................................                         2,549               140,889
 Class B ...................................................                       939,995                33,385

                                                                 EQ/Capital
                                                              Guardian Research
                                                             ------------------
Assets
Shares held in respective Funds ............................         2,193
                                                                   -------
Investments at cost ........................................       $27,185
                                                                   -------
Investment in respective Funds, at net asset value .........       $30,571
Amount due from MONY .......................................            --
Amount due from respective Funds ...........................            30
                                                                   -------
  Total Assets .............................................        30,601
                                                                   =======
Liabilities
Amount due to MONY .........................................            30
Amount due to respective Funds .............................            --
                                                                   -------
  Total Liabilities ........................................            30
                                                                   -------
Net Assets .................................................       $30,571
                                                                   =======
-------
*  Denotes multiple share classes held by the respective fund
 Class A ...................................................
 Class B ...................................................

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          EQ/Caywood-Scholl     EQ/Enterprise         EQ/FI
                                                           High Yield Bond   Moderate Allocation     Mid Cap
                                                         ------------------ --------------------- -------------
Assets
Shares held in respective Funds ........................      1,370,412            2,414,687          332,453
                                                             ----------          -----------       ----------
Investments at cost ....................................     $6,158,143          $56,651,128       $3,012,819
                                                             ----------          -----------       ----------
Investment in respective Funds, at net asset value .....     $6,372,414          $50,998,181       $3,573,899
Amount due from MONY ...................................             --                   --               --
Amount due from respective Funds .......................         12,519               74,246           29,917
                                                             ----------          -----------       ----------
  Total Assets .........................................      6,384,933           51,072,427        3,603,816
                                                             ==========          ===========       ==========
Liabilities
Amount due to MONY .....................................         12,519               74,246           29,917
Amount due to respective Funds .........................             --                   --               --
                                                             ----------          -----------       ----------
  Total Liabilities ....................................         12,519               74,246           29,917
                                                             ----------          -----------       ----------
Net Assets .............................................     $6,372,414          $50,998,181       $3,573,899
                                                             ==========          ===========       ==========


                                                          EQ/ GAMCO Mergers   EQ/GAMCO Small   EQ/Government   EQ/International
                                                           and Acquisitions    Company Value     Securities         Growth
                                                         ------------------- ---------------- --------------- ------------------
Assets
Shares held in respective Funds ........................         111,448          1,324,449       1,039,388          993,114
                                                              ----------        -----------     -----------       ----------
Investments at cost ....................................      $1,276,135        $31,943,200     $12,010,464       $6,062,927
                                                              ----------        -----------     -----------       ----------
Investment in respective Funds, at net asset value .....      $1,387,526        $39,905,635     $11,194,210       $6,455,239
Amount due from MONY ...................................              --                 --              --               --
Amount due from respective Funds .......................           1,469             87,599          56,281           29,936
                                                              ----------        -----------     -----------       ----------
  Total Assets .........................................       1,388,995         39,993,234      11,250,491        6,485,175
                                                              ==========        ===========     ===========       ==========
Liabilities
Amount due to MONY .....................................           1,469             87,599          56,281           29,936
Amount due to respective Funds .........................              --                 --              --               --
                                                              ----------        -----------     -----------       ----------
  Total Liabilities ....................................           1,469             87,599          56,281           29,936
                                                              ----------        -----------     -----------       ----------
Net Assets .............................................      $1,387,526        $39,905,635     $11,194,210       $6,455,239
                                                              ==========        ===========     ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          EQ/JPMorgan    EQ/Long       EQ/Lord Abbett
                                                           Core Bond    Term Bond    Growth and Income
                                                         ------------ ------------- -------------------
Assets
Shares held in respective Funds ........................     833,717      735,720           541,143
                                                          ----------   ----------        ----------
Investments at cost ....................................  $9,667,403   $9,995,081        $5,595,591
                                                          ----------   ----------        ----------
Investment in respective Funds, at net asset value .....  $9,137,673   $9,755,649        $6,688,663
Amount due from MONY ...................................          --           --                --
Amount due from respective Funds .......................      36,512       38,260             7,490
                                                          ----------   ----------        ----------
  Total Assets .........................................   9,174,185    9,793,909         6,696,153
                                                          ==========   ==========        ==========
Liabilities
Amount due to MONY .....................................      36,512       38,260             7,490
Amount due to respective Funds .........................          --           --                --
                                                          ----------   ----------        ----------
  Total Liabilities ....................................      36,512       38,260             7,490
                                                          ----------   ----------        ----------
Net Assets .............................................  $9,137,673   $9,755,649        $6,688,663
                                                          ==========   ==========        ==========


                                                          EQ/Lord Abbett   EQ/Marsico   EQ/Mercury Basic     EQ/Money
                                                           Mid Cap Value      Focus       Value Equity        Market
                                                         ---------------- ------------ ------------------ -------------
Assets
Shares held in respective Funds ........................       479,219        304,911         36,148        16,953,463
                                                            ----------     ----------       --------       -----------
Investments at cost ....................................    $4,993,373     $4,358,395       $549,986       $16,953,462
                                                            ----------     ----------       --------       -----------
Investment in respective Funds, at net asset value .....    $5,975,893     $5,116,405       $617,042       $16,953,462
Amount due from MONY ...................................            --             --             --           233,436
Amount due from respective Funds .......................         6,417          7,439            661                --
                                                            ----------     ----------       --------       -----------
  Total Assets .........................................     5,982,310      5,123,844        617,703        17,186,898
                                                            ==========     ==========       ========       ===========
Liabilities
Amount due to MONY .....................................         6,417          7,439            661                --
Amount due to respective Funds .........................            --             --             --           233,436
                                                            ----------     ----------       --------       -----------
  Total Liabilities ....................................         6,417          7,439            661           233,436
                                                            ----------     ----------       --------       -----------
Net Assets .............................................    $5,975,893     $5,116,405       $617,042       $16,953,462
                                                            ==========     ==========       ========       ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Montag &       EQ/PIMCO       EQ/Short
                                                          Caldwell Growth   Real Return   Duration Bond
                                                         ----------------- ------------- ---------------
Assets
Shares held in respective Funds ........................      3,423,027        191,051         116,673
                                                            -----------     ----------      ----------
Investments at cost ....................................    $17,855,990     $1,979,881      $1,170,267
                                                            -----------     ----------      ----------
Investment in respective Funds, at net asset value .....    $18,655,498     $1,868,480      $1,165,564
Amount due from MONY ...................................             --             --              --
Amount due from respective Funds .......................        117,741         10,160          37,111
                                                            -----------     ----------      ----------
  Total Assets .........................................     18,773,239      1,878,640       1,202,675
                                                            ===========     ==========      ==========
Liabilities
Amount due to MONY .....................................        117,741         10,160          37,111
Amount due to respective Funds .........................             --             --              --
                                                            -----------     ----------      ----------
  Total Liabilities ....................................        117,741         10,160          37,111
                                                            -----------     ----------      ----------
Net Assets .............................................    $18,655,498     $1,868,480      $1,165,564
                                                            ===========     ==========      ==========


                                                                                                          EQ/Van Kampen
                                                             EQ/Small         EQ/TCW      EQ/UBS Growth      Emerging
                                                          Company Growth      Equity        and Income    Markets Equity
                                                         ---------------- -------------- --------------- ---------------
Assets
Shares held in respective Funds ........................       697,729         925,774       1,767,432         153,062
                                                            ----------     -----------     -----------      ----------
Investments at cost ....................................    $5,568,761     $23,733,558     $ 9,729,626      $1,728,636
                                                            ----------     -----------     -----------      ----------
Investment in respective Funds, at net asset value .....    $6,649,354     $19,635,673     $12,053,888      $2,484,230
Amount due from MONY ...................................            --              --              --              --
Amount due from respective Funds .......................         8,325         114,725          18,642          54,936
                                                            ----------     -----------     -----------      ----------
  Total Assets .........................................     6,657,679      19,750,398      12,072,530       2,539,166
                                                            ==========     ===========     ===========      ==========
Liabilities
Amount due to MONY .....................................         8,325         114,725          18,642          54,936
Amount due to respective Funds .........................            --              --              --              --
                                                            ----------     -----------     -----------      ----------
  Total Liabilities ....................................         8,325         114,725          18,642          54,936
                                                            ----------     -----------     -----------      ----------
Net Assets .............................................    $6,649,354     $19,635,673     $12,053,888      $2,484,230
                                                            ==========     ===========     ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           Fidelity VIP   Fidelity VIP       Fidelity VIP
                                                          Contrafund(R)      Growth      Growth Opportunities
                                                         --------------- -------------- ----------------------
Assets
Shares held in respective Funds ........................       276,597         99,448             89,524
                                                            ----------     ----------         ----------
Investments at cost ....................................    $6,907,947     $3,867,795         $1,493,152
                                                            ----------     ----------         ----------
Investment in respective Funds, at net asset value .....    $8,679,599     $3,552,271         $1,623,968
Amount due from MONY ...................................            --             --                 --
Amount due from respective Funds .......................        30,000         66,659              1,826
                                                            ----------     ----------         ----------
  Total Assets .........................................     8,709,599      3,618,930          1,625,794
                                                            ==========     ==========         ==========
Liabilities
Amount due to MONY .....................................        30,000         66,659              1,826
Amount due to respective Funds .........................            --             --                 --
                                                            ----------     ----------         ----------
  Total Liabilities ....................................        30,000         66,659              1,826
                                                            ----------     ----------         ----------
Net Assets .............................................    $8,679,599     $3,552,271         $1,623,968
                                                            ==========     ==========         ==========


                                                          Franklin Income      Franklin Rising     Franklin Zero     Janus Aspen
                                                             Securities     Dividends Securities    Coupon 2010    Series Balanced
                                                         ----------------- ---------------------- --------------- ----------------
Assets
Shares held in respective Funds ........................        309,299             133,637             42,608          251,391
                                                             ----------          ----------           --------       ----------
Investments at cost ....................................     $4,670,356          $2,340,427           $673,473       $6,006,912
                                                             ----------          ----------           --------       ----------
Investment in respective Funds, at net asset value .....     $5,369,423          $2,746,238           $669,793       $7,011,307
Amount due from MONY ...................................             --                 618                 --               --
Amount due from respective Funds .......................          3,911                  --              1,502            7,486
                                                             ----------          ----------           --------       ----------
  Total Assets .........................................      5,373,334           2,746,856            671,295        7,018,793
                                                             ==========          ==========           ========       ==========
Liabilities
Amount due to MONY .....................................          3,911                  --              1,502            7,486
Amount due to respective Funds .........................             --                 618                 --               --
                                                             ----------          ----------           --------       ----------
  Total Liabilities ....................................          3,911                 618              1,502            7,486
                                                             ----------          ----------           --------       ----------
Net Assets .............................................     $5,369,423          $2,746,238           $669,793       $7,011,307
                                                             ==========          ==========           ========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              Janus Aspen Series   Janus Aspen     Janus Aspen Series
                                                                Flexible Bond     Series Forty*   International Growth
                                                             ------------------- --------------- ----------------------
Assets
Shares held in respective Funds ............................         143,907           192,326            100,308
                                                                  ----------        ----------         ----------
Investments at cost ........................................      $1,831,748        $4,907,382         $2,847,350
                                                                  ----------        ----------         ----------
Investment in respective Funds, at net asset value .........      $1,706,738        $5,782,286         $5,076,606
Amount due from MONY .......................................              --                --              2,016
Amount due from respective Funds ...........................           1,612            48,727                 --
                                                                  ----------        ----------         ----------
  Total Assets .............................................       1,708,350         5,831,013          5,078,622
                                                                  ==========        ==========         ==========
Liabilities
Amount due to MONY .........................................           1,612            48,727                 --
Amount due to respective Funds .............................              --                --              2,016
                                                                  ----------        ----------         ----------
  Total Liabilities ........................................           1,612            48,727              2,016
                                                                  ----------        ----------         ----------
Net Assets .................................................      $1,706,738        $5,782,286         $5,076,606
                                                                  ==========        ==========         ==========
-------
*  Denotes multiple share classes held by the respective fund
 Institutional .............................................                           119,190
 Service ...................................................                            73,136


                                                              Janus Aspen Series   Janus Aspen Series   MFS(R) Mid   MFS(R) New
                                                                Mid Cap Growth      Worldwide Growth    Cap Growth    Discovery
                                                             -------------------- -------------------- ------------ ------------
Assets
Shares held in respective Funds ............................         140,292              147,251          90,664       31,536
                                                                  ----------           ----------        --------     --------
Investments at cost ........................................      $5,426,227           $5,135,587        $588,325     $428,029
                                                                  ----------           ----------        --------     --------
Investment in respective Funds, at net asset value .........      $4,625,438           $4,781,251        $657,317     $549,349
Amount due from MONY .......................................              --                   --              --           --
Amount due from respective Funds ...........................          11,596                9,474           1,124        2,349
                                                                  ----------           ----------        --------     --------
  Total Assets .............................................       4,637,034            4,790,725         658,441      551,698
                                                                  ==========           ==========        ========     ========
Liabilities
Amount due to MONY .........................................          11,596                9,474           1,124        2,349
Amount due to respective Funds .............................              --                   --              --           --
                                                                  ----------           ----------        --------     --------
  Total Liabilities ........................................          11,596                9,474           1,124        2,349
                                                                  ----------           ----------        --------     --------
Net Assets .................................................      $4,625,438           $4,781,251        $657,317     $549,349
                                                                  ==========           ==========        ========     ========
-------
*  Denotes multiple share classes held by the respective fund
 Institutional .............................................
 Service ...................................................

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             MFS(R)         MFS(R)      Old Mutual
                                                          Total Return    Utilities    Select Value
                                                         -------------- ------------- --------------
Assets
Shares held in respective Funds ........................      163,593        76,410        47,802
                                                           ----------    ----------      --------
Investments at cost ....................................   $3,176,758    $1,629,755      $638,394
                                                           ----------    ----------      --------
Investment in respective Funds, at net asset value .....   $3,581,042    $2,236,531      $843,221
Amount due from MONY ...................................           --            --            --
Amount due from respective Funds .......................        4,610        35,547           842
                                                           ----------    ----------      --------
  Total Assets .........................................    3,585,652     2,272,078       844,063
                                                           ==========    ==========      ========
Liabilities
Amount due to MONY .....................................        4,610        35,547           842
Amount due to respective Funds .........................           --            --            --
                                                           ----------    ----------      --------
  Total Liabilities ....................................        4,610        35,547           842
                                                           ----------    ----------      --------
Net Assets .............................................   $3,581,042    $2,236,531      $843,221
                                                           ==========    ==========      ========


                                                             Oppenheimer        Oppenheimer             PIMCO
                                                          Global Securities   Main Street(R)   Global Bond (Unhedged)
                                                         ------------------- ---------------- ------------------------
Assets
Shares held in respective Funds ........................         184,296            88,323              206,793
                                                              ----------        ----------           ----------
Investments at cost ....................................      $5,270,962        $1,781,634           $2,637,258
                                                              ----------        ----------           ----------
Investment in respective Funds, at net asset value .....      $6,724,954        $2,170,991           $2,493,924
Amount due from MONY ...................................              --                --                   --
Amount due from respective Funds .......................           7,976             4,319                2,860
                                                              ----------        ----------           ----------
  Total Assets .........................................       6,732,930         2,175,310            2,496,784
                                                              ==========        ==========           ==========
Liabilities
Amount due to MONY .....................................           7,976             4,319                2,860
Amount due to respective Funds .........................              --                --                   --
                                                              ----------        ----------           ----------
  Total Liabilities ....................................           7,976             4,319                2,860
                                                              ----------        ----------           ----------
Net Assets .............................................      $6,724,954        $2,170,991           $2,493,924
                                                              ==========        ==========           ==========


                                                          PIMCO StocksPLUS
                                                          Growth and Income
                                                         ------------------
Assets
Shares held in respective Funds ........................        428,107
                                                             ----------
Investments at cost ....................................     $3,978,567
                                                             ----------
Investment in respective Funds, at net asset value .....     $4,769,115
Amount due from MONY ...................................             --
Amount due from respective Funds .......................         20,044
                                                             ----------
  Total Assets .........................................      4,789,159
                                                             ==========
Liabilities
Amount due to MONY .....................................         20,044
Amount due to respective Funds .........................             --
                                                             ----------
  Total Liabilities ....................................         20,044
                                                             ----------
Net Assets .............................................     $4,769,115
                                                             ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           Premier VIT    Premier VIT      Premier VIT
                                                          OpCap Equity   OpCap Managed   OpCap Small Cap
                                                         -------------- --------------- -----------------
Assets
Shares held in respective Funds ........................      10,620           29,510           9,098
                                                            --------       ----------        --------
Investments at cost ....................................    $366,049       $1,146,147        $261,444
                                                            --------       ----------        --------
Investment in respective Funds, at net asset value .....    $440,506       $1,224,063        $334,256
Amount due from MONY ...................................          --               --              --
Amount due from respective Funds .......................      59,084            1,236             330
                                                            --------       ----------        --------
  Total Assets .........................................     499,590        1,225,299         334,586
                                                            ========       ==========        ========
Liabilities
Amount due to MONY .....................................      59,084            1,236             330
Amount due to respective Funds .........................          --               --              --
                                                            --------       ----------        --------
  Total Liabilities ....................................      59,084            1,236             330
                                                            --------       ----------        --------
Net Assets .............................................    $440,506       $1,224,063        $334,256
                                                            ========       ==========        ========


                                                                       ProFund VP
                                                           ProFund    Rising Rates   ProFund VP     Van Kampen UIF
                                                           VP Bear     Opportunity    UltraBull   Global Value Equity
                                                         ----------- -------------- ------------ --------------------
Assets
Shares held in respective Funds ........................     5,151        35,335         95,546          51,643
                                                          --------      --------     ----------        --------
Investments at cost ....................................  $145,972      $781,867     $2,056,197        $722,121
                                                          --------      --------     ----------        --------
Investment in respective Funds, at net asset value .....  $132,793      $731,424     $2,277,824        $876,902
Amount due from MONY ...................................        --            --             --              --
Amount due from respective Funds .......................       134         1,430          3,966             917
                                                          --------      --------     ----------        --------
  Total Assets .........................................   132,927       732,854      2,281,790         877,819
                                                          ========      ========     ==========        ========
Liabilities
Amount due to MONY .....................................       134         1,430          3,966             917
Amount due to respective Funds .........................        --            --             --              --
                                                          --------      --------     ----------        --------
  Total Liabilities ....................................       134         1,430          3,966             917
                                                          --------      --------     ----------        --------
Net Assets .............................................  $132,793      $731,424     $2,277,824        $876,902
                                                          ========      ========     ==========        ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             Van Kampen UIF
                                                            U.S. Real Estate
                                                           -----------------
Assets
Shares held in respective Funds ........................          347,926
                                                                  -------
Investments at cost ....................................      $ 6,964,066
                                                              -----------
Investment in respective Funds, at net asset value .....      $10,215,115
Amount due from MONY ...................................               --
Amount due from respective Funds .......................           40,835
                                                              -----------
  Total Assets .........................................       10,255,950
                                                              ===========
Liabilities
Amount due to MONY .....................................           40,835
Amount due to respective Funds .........................               --
                                                              -----------
  Total Liabilities ....................................           40,835
                                                              -----------
Net Assets .............................................      $10,215,115
                                                              ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
             Fund Name                                Option                     Class      Ratio      Value     Outstanding
----------------------------------   ---------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value .............   MONY Custom Master                        Series I      1.35%   $  15.35      47,721
AIM V.I. Basic Value .............   MONY Variable Annuity Option 1            Series I      1.20%      14.78      37,786
AIM V.I. Basic Value .............   MONY Variable Annuity Option 2            Series I      1.45%      14.65      69,506
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 1    Series I      1.45%      16.47       1,155
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 2    Series I      1.72%      14.54       1,443
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 3    Series I      2.37%      14.22       7,671
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 1    Series I      1.50%      16.44          --
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 2    Series I      1.77%      14.51       1,005
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 3    Series I      2.42%      14.19          --
AIM V.I. Financial Services ......   MONY Variable Annuity Option 1            Series I      1.20%   $  13.39      14,859
AIM V.I. Financial Services ......   MONY Variable Annuity Option 2            Series I      1.45%      14.14      31,146
AIM V.I. Financial Services ......   MONY Varible Annuity L Share Option 1     Series I      1.45%      16.68          --
AIM V.I. Financial Services ......   MONY Varible Annuity L Share Option 2     Series I      1.72%      14.26          --
AIM V.I. Financial Services ......   MONY Varible Annuity L Share Option 3     Series I      2.37%      13.95       2,013
AIM V.I. Financial Services ......   MONY Varible Annuity C Share Option 1     Series I      1.50%      16.23       4,248
AIM V.I. Financial Services ......   MONY Varible Annuity C Share Option 2     Series I      1.77%      14.24          --
AIM V.I. Financial Services ......   MONY Varible Annuity C Share Option 3     Series I      2.42%      13.93          --
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 1            Series I      1.20%   $  11.45      38,358
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 2            Series I      1.45%      12.15      54,989
AIM V.I. Global Health Care ......   MONY Varible Annuity L Share Option 1     Series I      1.45%      14.88          --
AIM V.I. Global Health Care ......   MONY Varible Annuity L Share Option 2     Series I      1.72%      13.10       2,253
AIM V.I. Global Health Care ......   MONY Varible Annuity L Share Option 3     Series I      2.37%      12.81          --
AIM V.I. Global Health Care ......   MONY Varible Annuity C Share Option 1     Series I      1.50%      14.02          --
AIM V.I. Global Health Care ......   MONY Varible Annuity C Share Option 2     Series I      1.77%      13.08          --
AIM V.I. Global Health Care ......   MONY Varible Annuity C Share Option 3     Series I      2.42%      12.79          --
AIM V.I. Mid Cap Core Equity .....   MONY Custom Master                        Series I      1.35%   $  15.34      15,496
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 1            Series I      1.20%      14.91       8,954
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 2            Series I      1.45%      15.27      20,833
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity L Share Option 1     Series I      1.45%      16.26          --
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity L Share Option 2     Series I      1.72%      14.48         242
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity L Share Option 3     Series I      2.37%      14.16       5,048
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity C Share Option 1     Series I      1.50%      16.23          --
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity C Share Option 2     Series I      1.77%      14.46          --
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity C Share Option 3     Series I      2.42%      14.14          --
AIM V.I. Technology ..............   MONY Variable Annuity Option 1            Series I      1.20%   $  10.48      11,371
AIM V.I. Technology ..............   MONY Variable Annuity Option 2            Series I      1.45%      13.79      20,117
AIM V.I. Technology ..............   MONY Varible Annuity L Share Option 1     Series I      1.45%      15.17          --
AIM V.I. Technology ..............   MONY Varible Annuity L Share Option 2     Series I      1.72%      13.44          --
AIM V.I. Technology ..............   MONY Varible Annuity L Share Option 3     Series I      2.37%      13.15       3,065
AIM V.I. Technology ..............   MONY Varible Annuity C Share Option 1     Series I      1.50%      14.42          --
AIM V.I. Technology ..............   MONY Varible Annuity C Share Option 2     Series I      1.77%      13.42          --
AIM V.I. Technology ..............   MONY Varible Annuity C Share Option 3     Series I      2.42%      13.13          --
Alger American Balanced ..........   MONY Variable Annuity Option 1                O         1.20%   $  12.11      58,796
Alger American Balanced ..........   MONY Variable Annuity Option 2                O         1.45%      12.37      75,848
Alger American Balanced ..........   MONY Varible Annuity L Share Option 1         O         1.45%      13.53       1,390
Alger American Balanced ..........   MONY Varible Annuity L Share Option 2         O         1.72%      12.27         759
Alger American Balanced ..........   MONY Varible Annuity L Share Option 3         O         2.37%      12.00       1,752
Alger American Balanced ..........   MONY Varible Annuity C Share Option 1         O         1.50%      13.04          --
Alger American Balanced ..........   MONY Varible Annuity C Share Option 2         O         1.77%      12.25          --
Alger American Balanced ..........   MONY Varible Annuity C Share Option 3         O         2.42%      11.98          --
Alger American MidCap Growth .....   MONY Custom Master                            O         1.35%   $  14.61      92,697
Alger American MidCap Growth .....   MONY Variable Annuity Option 1                O         1.20%      14.88      67,519
Alger American MidCap Growth .....   MONY Variable Annuity Option 2                O         1.45%      14.61      69,712
Alger American MidCap Growth .....   MONY Varible Annuity L Share Option 1         O         1.45%      19.22       1,104
Alger American MidCap Growth .....   MONY Varible Annuity L Share Option 2         O         1.72%      15.62         749
Alger American MidCap Growth .....   MONY Varible Annuity L Share Option 3         O         2.37%      15.28         731
Alger American MidCap Growth .....   MONY Varible Annuity C Share Option 1         O         1.50%      18.00          --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                             Mortality
                                                                                                 &
                                                                                              Expense   Unit Fair      Units
               Fund Name                                   Option                   Class      Ratio      Value     Outstanding
---------------------------------------   --------------------------------------- --------- ---------- ----------- ------------
Alger American MidCap Growth ..........   MONY Varible Annuity C Share Option 2       O         1.77%      15.60           --
Alger American MidCap Growth ..........   MONY Varible Annuity C Share Option 3       O         2.42%      15.26           --
AXA Premier VIP High Yield ............   MONY Variable Annuity Option 1              A         1.20%    $ 14.33      166,623
AXA Premier VIP High Yield ............   MONY Variable Annuity Option 2              A         1.45%      13.63       84,050
AXA Premier VIP High Yield ............   MONY Varible Annuity L Share Option 1       A         1.45%      13.21        1,340
AXA Premier VIP High Yield ............   MONY Varible Annuity L Share Option 2       A         1.72%      12.33        2,385
AXA Premier VIP High Yield ............   MONY Varible Annuity L Share Option 3       A         2.37%      12.06        4,734
AXA Premier VIP High Yield ............   MONY Varible Annuity C Share Option 1       A         1.50%      13.56        5,092
AXA Premier VIP High Yield ............   MONY Varible Annuity C Share Option 2       A         1.77%      12.31           37
AXA Premier VIP High Yield ............   MONY Varible Annuity C Share Option 3       A         2.42%      12.04          350
Dreyfus IP Small Cap Stock Index ......   MONY Variable Annuity Option 1           Service      1.20%    $ 16.22       23,759
Dreyfus IP Small Cap Stock Index ......   MONY Variable Annuity Option 2           Service      1.45%      16.45       35,017
Dreyfus IP Small Cap Stock Index ......   MONY Varible Annuity L Share Option 1    Service      1.45%      19.18           --
Dreyfus IP Small Cap Stock Index ......   MONY Varible Annuity L Share Option 2    Service      1.72%      17.00           --
Dreyfus IP Small Cap Stock Index ......   MONY Varible Annuity L Share Option 3    Service      2.37%      16.63        1,842
Dreyfus IP Small Cap Stock Index ......   MONY Varible Annuity C Share Option 1    Service      1.50%      19.14           --
Dreyfus IP Small Cap Stock Index ......   MONY Varible Annuity C Share Option 2    Service      1.77%      16.97           --
Dreyfus IP Small Cap Stock Index ......   MONY Varible Annuity C Share Option 3    Service      2.42%      16.60          232
Dreyfus Stock Index Fund, Inc. ........   MONY Custom Master                       Initial      1.35%    $  9.37    1,067,536
EQ/Bond Index .........................   MONY Master                                 A         1.25%    $ 24.57       99,400
EQ/Bond Index .........................   MONY Custom Master                          A         1.35%      12.79      236,642
EQ/Boston Advisors Equity Income ......   MONY Master                                 A         1.25%    $ 11.49        1,533
EQ/Boston Advisors Equity Income ......   MONY Custom Master                          B         1.35%      13.89      296,498
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 1              B         1.20%      14.34       51,840
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 2              B         1.45%      14.86      104,208
EQ/Boston Advisors Equity Income ......   MONY Varible Annuity L Share Option 1       B         1.45%      17.93          664
EQ/Boston Advisors Equity Income ......   MONY Varible Annuity L Share Option 2       B         1.72%      16.20          544
EQ/Boston Advisors Equity Income ......   MONY Varible Annuity L Share Option 3       B         2.37%      15.84        5,457
EQ/Boston Advisors Equity Income ......   MONY Varible Annuity C Share Option 1       B         1.50%      17.33           --
EQ/Boston Advisors Equity Income ......   MONY Varible Annuity C Share Option 2       B         1.77%      16.17           --
EQ/Boston Advisors Equity Income ......   MONY Varible Annuity C Share Option 3       B         2.42%      15.82            4
EQ/Calvert Socially Responsible .......   MONY Custom Master                          A         1.35%    $  6.98      173,993
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 1              B         1.20%      10.82        7,678
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 2              B         1.45%      10.79       18,690
EQ/Calvert Socially Responsible .......   MONY Varible Annuity L Share Option 1       B         1.45%      10.95           --
EQ/Calvert Socially Responsible .......   MONY Varible Annuity L Share Option 2       B         1.72%      10.91           --
EQ/Calvert Socially Responsible .......   MONY Varible Annuity L Share Option 3       B         2.37%      10.82           --
EQ/Calvert Socially Responsible .......   MONY Varible Annuity C Share Option 1       B         1.50%      10.94           --
EQ/Calvert Socially Responsible .......   MONY Varible Annuity C Share Option 2       B         1.77%      10.90           --
EQ/Calvert Socially Responsible .......   MONY Varible Annuity C Share Option 3       B         2.42%      10.81           --
EQ/Capital Guardian Research ..........   MONY Master                                 A         1.25%    $ 11.38        2,686
EQ/Caywood-Scholl High Yield Bond .....   MONY Master                                 B         1.25%    $ 21.72      115,986
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Master                          B         1.35%      14.51      267,922
EQ/Enterprise Moderate Allocation .....   MONY Master                                 B         1.25%    $ 60.00      675,360
EQ/Enterprise Moderate Allocation .....   MONY Custom Master                          B         1.35%      10.22      851,788
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 1              B         1.20%      11.80       54,355
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 2              B         1.45%      12.62       90,025
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity L Share Option 1       B         1.45%      14.63           --
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity L Share Option 2       B         1.72%      13.18          206
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity L Share Option 3       B         2.37%      12.89           --
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity C Share Option 1       B         1.50%      14.15           --
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity C Share Option 2       B         1.77%      13.16           --
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity C Share Option 3       B         2.42%      12.87           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                            Mortality
                                                                                                &
                                                                                             Expense   Unit Fair      Units
                Fund Name                                   Option                  Class     Ratio      Value     Outstanding
----------------------------------------   --------------------------------------- ------- ---------- ----------- ------------
EQ/FI Mid Cap ..........................   MONY Variable Annuity Option 1             A        1.20%   $  15.85      100,516
EQ/FI Mid Cap ..........................   MONY Variable Annuity Option 2             A        1.45%      14.93      128,711
EQ/FI Mid Cap ..........................   MONY Varible Annuity L Share Option 1      A        1.45%      18.49        1,244
EQ/FI Mid Cap ..........................   MONY Varible Annuity L Share Option 2      A        1.72%      16.06           --
EQ/FI Mid Cap ..........................   MONY Varible Annuity L Share Option 3      A        2.37%      15.71        1,204
EQ/FI Mid Cap ..........................   MONY Varible Annuity C Share Option 1      A        1.50%      17.82          420
EQ/FI Mid Cap ..........................   MONY Varible Annuity C Share Option 2      A        1.77%      16.03          464
EQ/FI Mid Cap ..........................   MONY Varible Annuity C Share Option 3      A        2.42%      15.68           55
EQ/ GAMCO Mergers and Acquisitions .....   MONY Custom Master                         B        1.35%   $  12.85       36,901
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 1             B        1.20%      12.26       29,218
EQ/ GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 2             B        1.45%      12.08       42,305
EQ/ GAMCO Mergers and Acquisitions .....   MONY Varible Annuity L Share Option 1      B        1.45%      12.98        1,319
EQ/ GAMCO Mergers and Acquisitions .....   MONY Varible Annuity L Share Option 2      B        1.72%      12.36        1,036
EQ/ GAMCO Mergers and Acquisitions .....   MONY Varible Annuity L Share Option 3      B        2.37%      12.09          563
EQ/ GAMCO Mergers and Acquisitions .....   MONY Varible Annuity C Share Option 1      B        1.50%      12.95           --
EQ/ GAMCO Mergers and Acquisitions .....   MONY Varible Annuity C Share Option 2      B        1.77%      12.34          576
EQ/ GAMCO Mergers and Acquisitions .....   MONY Varible Annuity C Share Option 3      B        2.42%      12.07           --
EQ/GAMCO Small Company Value ...........   MONY Master                                B        1.25%   $  92.32      204,728
EQ/GAMCO Small Company Value ...........   MONY Custom Master                         B        1.35%      18.11      744,467
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity Option 1             B        1.20%      18.18      209,292
EQ/GAMCO Small Company Value ...........   MONY Variable Annuity Option 2             B        1.45%      16.15      224,935
EQ/GAMCO Small Company Value ...........   MONY Varible Annuity L Share Option 1      B        1.45%      19.91          227
EQ/GAMCO Small Company Value ...........   MONY Varible Annuity L Share Option 2      B        1.72%      17.41          684
EQ/GAMCO Small Company Value ...........   MONY Varible Annuity L Share Option 3      B        2.37%      17.03        3,487
EQ/GAMCO Small Company Value ...........   MONY Varible Annuity C Share Option 1      B        1.50%      19.64           --
EQ/GAMCO Small Company Value ...........   MONY Varible Annuity C Share Option 2      B        1.77%      17.38           --
EQ/GAMCO Small Company Value ...........   MONY Varible Annuity C Share Option 3      B        2.42%      17.00           --
EQ/Government Securities ...............   MONY Master                                A        1.25%   $  15.37      119,824
EQ/Government Securities ...............   MONY Custom Master                         A        1.35%      12.14      362,380
EQ/Government Securities ...............   MONY Variable Annuity Option 1             A        1.20%      10.82      197,838
EQ/Government Securities ...............   MONY Variable Annuity Option 2             A        1.45%      10.64      224,765
EQ/Government Securities ...............   MONY Varible Annuity L Share Option 1      A        1.45%      10.23        3,310
EQ/Government Securities ...............   MONY Varible Annuity L Share Option 2      A        1.72%      10.14           --
EQ/Government Securities ...............   MONY Varible Annuity L Share Option 3      A        2.37%       9.92        2,784
EQ/Government Securities ...............   MONY Varible Annuity C Share Option 1      A        1.50%      10.25       33,897
EQ/Government Securities ...............   MONY Varible Annuity C Share Option 2      A        1.77%      10.12          750
EQ/Government Securities ...............   MONY Varible Annuity C Share Option 3      A        2.42%       9.90          203
EQ/International Growth ................   MONY Master                                B        1.25%   $  17.82      201,141
EQ/International Growth ................   MONY Custom Master                         B        1.35%       9.77      294,404
EQ/JPMorgan Core Bond ..................   MONY Custom Master                         A        1.35%   $  13.08      218,598
EQ/JPMorgan Core Bond ..................   MONY Variable Annuity Option 1             A        1.20%      13.65      238,698
EQ/JPMorgan Core Bond ..................   MONY Variable Annuity Option 2             A        1.45%      12.91      216,304
EQ/JPMorgan Core Bond ..................   MONY Varible Annuity L Share Option 1      A        1.45%      11.64        1,364
EQ/JPMorgan Core Bond ..................   MONY Varible Annuity L Share Option 2      A        1.72%      11.28        1,292
EQ/JPMorgan Core Bond ..................   MONY Varible Annuity L Share Option 3      A        2.37%      11.03       10,772
EQ/JPMorgan Core Bond ..................   MONY Varible Annuity C Share Option 1      A        1.50%      11.97        6,947
EQ/JPMorgan Core Bond ..................   MONY Varible Annuity C Share Option 2      A        1.77%      11.26           --
EQ/JPMorgan Core Bond ..................   MONY Varible Annuity C Share Option 3      A        2.42%      11.01           --
EQ/Long Term Bond ......................   MONY Master                                A        1.25%   $  34.86      117,420
EQ/Long Term Bond ......................   MONY Custom Master                         A        1.35%      14.45      271,014
EQ/Long Term Bond ......................   MONY Variable Annuity Option 1             A        1.20%      12.69       89,073
EQ/Long Term Bond ......................   MONY Variable Annuity Option 2             A        1.45%      12.51       46,921
EQ/Long Term Bond ......................   MONY Varible Annuity L Share Option 1      A        1.45%      11.24          934
EQ/Long Term Bond ......................   MONY Varible Annuity L Share Option 2      A        1.72%      11.22           92

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
               Fund Name                                  Option                  Class     Ratio      Value     Outstanding
--------------------------------------   --------------------------------------- ------- ---------- ----------- ------------
EQ/Long Term Bond ....................   MONY Varible Annuity L Share Option 3      A        2.37%      10.98          842
EQ/Long Term Bond ....................   MONY Varible Annuity C Share Option 1      A        1.50%      11.48           --
EQ/Long Term Bond ....................   MONY Varible Annuity C Share Option 2      A        1.77%      11.20           20
EQ/Long Term Bond ....................   MONY Varible Annuity C Share Option 3      A        2.42%      10.96           40
EQ/Lord Abbett Growth and Income .....   MONY Custom Master                         A        1.35%    $ 14.22      141,134
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 1             A        1.20%      13.94      139,998
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 2             A        1.45%      14.03      172,826
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity L Share Option 1      A        1.45%      17.38          989
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity L Share Option 2      A        1.72%      14.86          415
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity L Share Option 3      A        2.37%      14.54       11,291
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity C Share Option 1      A        1.50%      16.64        4,712
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity C Share Option 2      A        1.77%      14.84           19
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity C Share Option 3      A        2.42%      14.51          281
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Master                         A        1.35%    $ 15.37      125,257
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 1             A        1.20%      15.87       99,014
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 2             A        1.45%      15.51      152,244
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity L Share Option 1      A        1.45%      18.51          627
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity L Share Option 2      A        1.72%      16.61          685
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity L Share Option 3      A        2.37%      16.24        4,164
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity C Share Option 1      A        1.50%      18.06           --
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity C Share Option 2      A        1.77%      16.58           16
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity C Share Option 3      A        2.42%      16.22          395
EQ/Marsico Focus .....................   MONY Custom Master                         B        1.35%    $ 11.42      448,074
EQ/Mercury Basic Value Equity ........   MONY Custom Master                         B        1.35%    $ 12.21       15,716
EQ/Mercury Basic Value Equity ........   MONY Variable Annuity Option 1             B        1.20%      12.20       11,005
EQ/Mercury Basic Value Equity ........   MONY Variable Annuity Option 2             B        1.45%      12.16       22,177
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity L Share Option 1      B        1.45%      12.27           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity L Share Option 2      B        1.72%      12.23           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity L Share Option 3      B        2.37%      12.12        1,728
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity C Share Option 1      B        1.50%      12.26           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity C Share Option 2      B        1.77%      12.22           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity C Share Option 3      B        2.42%      12.12           --
EQ/Money Market ......................   MONY Master                                A        1.25%    $ 10.42      404,357
EQ/Money Market ......................   MONY Value Master                          A        1.25%      10.42       64,402
EQ/Money Market ......................   MONY Custom Master                         A        1.35%      10.40      518,744
EQ/Money Market ......................   MONY Variable Annuity Option 1             A        1.20%      10.42      232,956
EQ/Money Market ......................   MONY Variable Annuity Option 2             A        1.45%      10.39      378,938
EQ/Money Market ......................   MONY Varible Annuity L Share Option 1      A        1.45%      10.39          238
EQ/Money Market ......................   MONY Varible Annuity L Share Option 2      A        1.72%      10.35          166
EQ/Money Market ......................   MONY Varible Annuity L Share Option 3      A        2.37%      10.27       12,956
EQ/Money Market ......................   MONY Varible Annuity C Share Option 1      A        1.50%      10.38       23,452
EQ/Money Market ......................   MONY Varible Annuity C Share Option 2      A        1.77%      10.35           --
EQ/Money Market ......................   MONY Varible Annuity C Share Option 3      A        2.42%      10.26           50
EQ/Montag & Caldwell Growth ..........   MONY Custom Master                         B        1.35%    $  7.98    1,635,460
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity Option 1             B        1.20%      10.52      253,502
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity Option 2             B        1.45%      10.50      275,077
EQ/Montag & Caldwell Growth ..........   MONY Varible Annuity L Share Option 1      B        1.45%      13.44          109
EQ/Montag & Caldwell Growth ..........   MONY Varible Annuity L Share Option 2      B        1.72%      12.02          259
EQ/Montag & Caldwell Growth ..........   MONY Varible Annuity L Share Option 3      B        2.37%      11.76        6,255
EQ/Montag & Caldwell Growth ..........   MONY Varible Annuity C Share Option 1      B        1.50%      12.44           --
EQ/Montag & Caldwell Growth ..........   MONY Varible Annuity C Share Option 2      B        1.77%      12.00           20
EQ/Montag & Caldwell Growth ..........   MONY Varible Annuity C Share Option 3      B        2.42%      11.74          226
EQ/PIMCO Real Return .................   MONY Custom Master                         B        1.35%    $ 11.20       43,056
EQ/PIMCO Real Return .................   MONY Variable Annuity Option 1             B        1.20%      11.28       55,403

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                               Mortality
                                                                                                   &
                                                                                                Expense   Unit Fair      Units
                 Fund Name                                   Option                   Class      Ratio      Value     Outstanding
------------------------------------------- --------------------------------------- --------- ---------- ----------- ------------
EQ/PIMCO Real Return ...................... MONY Variable Annuity Option 2            B           1.45%      11.10       60,899
EQ/PIMCO Real Return ...................... MONY Varible Annuity L Share Option 1     B           1.45%      10.54        1,512
EQ/PIMCO Real Return ...................... MONY Varible Annuity L Share Option 2     B           1.72%      10.34          362
EQ/PIMCO Real Return ...................... MONY Varible Annuity L Share Option 3     B           2.37%      10.12        6,467
EQ/PIMCO Real Return ...................... MONY Varible Annuity C Share Option 1     B           1.50%      10.75           --
EQ/PIMCO Real Return ...................... MONY Varible Annuity C Share Option 2     B           1.77%      10.33           --
EQ/PIMCO Real Return ...................... MONY Varible Annuity C Share Option 3     B           2.42%      10.10           --
EQ/Short Duration Bond .................... MONY Custom Master                        B           1.35%    $ 10.27       24,398
EQ/Short Duration Bond .................... MONY Variable Annuity Option 1            B           1.20%      10.30       36,969
EQ/Short Duration Bond .................... MONY Variable Annuity Option 2            B           1.45%      10.21       40,131
EQ/Short Duration Bond .................... MONY Varible Annuity L Share Option 1     B           1.45%      10.28           --
EQ/Short Duration Bond .................... MONY Varible Annuity L Share Option 2     B           1.72%      10.13           --
EQ/Short Duration Bond .................... MONY Varible Annuity L Share Option 3     B           2.37%       9.91          383
EQ/Short Duration Bond .................... MONY Varible Annuity C Share Option 1     B           1.50%      10.26       11,076
EQ/Short Duration Bond .................... MONY Varible Annuity C Share Option 2     B           1.77%      10.12          690
EQ/Short Duration Bond .................... MONY Varible Annuity C Share Option 3     B           2.42%       9.90           --
EQ/Small Company Growth ................... MONY Custom Master                        B           1.35%    $  9.91      473,847
EQ/Small Company Growth ................... MONY Variable Annuity Option 1            B           1.20%      12.60       65,980
EQ/Small Company Growth ................... MONY Variable Annuity Option 2            B           1.45%      13.13       79,308
EQ/Small Company Growth ................... MONY Varible Annuity L Share Option 1     B           1.45%      15.97           --
EQ/Small Company Growth ................... MONY Varible Annuity L Share Option 2     B           1.72%      14.47           91
EQ/Small Company Growth ................... MONY Varible Annuity L Share Option 3     B           2.37%      14.16        5,451
EQ/Small Company Growth ................... MONY Varible Annuity C Share Option 1     B           1.50%      15.51           --
EQ/Small Company Growth ................... MONY Varible Annuity C Share Option 2     B           1.77%      14.45           --
EQ/Small Company Growth ................... MONY Varible Annuity C Share Option 3     B           2.42%      14.13            5
EQ/TCW Equity ............................. MONY Master                               B           1.25%    $ 44.03      239,067
EQ/TCW Equity ............................. MONY Custom Master                        B           1.35%       8.50    1,070,306
EQ/UBS Growth and Income .................. MONY Custom Master                        B           1.35%    $ 10.51      889,626
EQ/UBS Growth and Income .................. MONY Variable Annuity Option 1            B           1.20%      13.53      139,394
EQ/UBS Growth and Income .................. MONY Variable Annuity Option 2            B           1.45%      13.13       57,356
EQ/UBS Growth and Income .................. MONY Varible Annuity L Share Option 1     B           1.45%      17.55        1,074
EQ/UBS Growth and Income .................. MONY Varible Annuity L Share Option 2     B           1.72%      15.39          241
EQ/UBS Growth and Income .................. MONY Varible Annuity L Share Option 3     B           2.37%      15.05        2,778
EQ/UBS Growth and Income .................. MONY Varible Annuity C Share Option 1     B           1.50%      16.60           --
EQ/UBS Growth and Income .................. MONY Varible Annuity C Share Option 2     B           1.77%      15.36           --
EQ/UBS Growth and Income .................. MONY Varible Annuity C Share Option 3     B           2.42%      15.03           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 1            A           1.20%    $ 26.36       33,172
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 2            A           1.45%      26.48       59,699
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity L Share Option 1     A           1.45%      32.15           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity L Share Option 2     A           1.72%      27.16           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity L Share Option 3     A           2.37%      26.57          791
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity C Share Option 1     A           1.50%      31.26           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity C Share Option 2     A           1.77%      27.11           12
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity C Share Option 3     A           2.42%      26.52          208
Fidelity VIP Contrafund(R) ................ MONY Custom Master                      Service       1.35%    $ 12.47      695,758
Fidelity VIP Growth ....................... MONY Custom Master                      Service       1.35%    $  7.55      471,075
Fidelity VIP Growth Opportunities ......... MONY Custom Master                      Service       1.35%    $  7.89      205,864
Franklin Income Securities ................ MONY Custom Master                         2          1.35%    $ 14.87       93,214
Franklin Income Securities ................ MONY Variable Annuity Option 1             2          1.20%      14.82      123,320
Franklin Income Securities ................ MONY Variable Annuity Option 2             2          1.45%      14.85      140,696
Franklin Income Securities ................ MONY Varible Annuity L Share Option 1      2          1.45%      15.85          912
Franklin Income Securities ................ MONY Varible Annuity L Share Option 2      2          1.72%      14.98          421
Franklin Income Securities ................ MONY Varible Annuity L Share Option 3      2          2.37%      14.65        1,232

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                  Fund Name                                    Option
--------------------------------------------- ---------------------------------------
Franklin Income Securities .................. MONY Varible Annuity C Share Option 1
Franklin Income Securities .................. MONY Varible Annuity C Share Option 2
Franklin Income Securities .................. MONY Varible Annuity C Share Option 3
Franklin Rising Dividends Securities ........ MONY Custom Master
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 1
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 2
Franklin Rising Dividends Securities ........ MONY Varible Annuity L Share Option 1
Franklin Rising Dividends Securities ........ MONY Varible Annuity L Share Option 2
Franklin Rising Dividends Securities ........ MONY Varible Annuity L Share Option 3
Franklin Rising Dividends Securities ........ MONY Varible Annuity C Share Option 1
Franklin Rising Dividends Securities ........ MONY Varible Annuity C Share Option 2
Franklin Rising Dividends Securities ........ MONY Varible Annuity C Share Option 3
Franklin Zero Coupon 2010 ................... MONY Custom Master
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 1
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 2
Franklin Zero Coupon 2010 ................... MONY Varible Annuity L Share Option 1
Franklin Zero Coupon 2010 ................... MONY Varible Annuity L Share Option 2
Franklin Zero Coupon 2010 ................... MONY Varible Annuity L Share Option 3
Franklin Zero Coupon 2010 ................... MONY Varible Annuity C Share Option 1
Franklin Zero Coupon 2010 ................... MONY Varible Annuity C Share Option 2
Franklin Zero Coupon 2010 ................... MONY Varible Annuity C Share Option 3
Janus Aspen Series Balanced ................. MONY Custom Master
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity Option 1
Janus Aspen Series Flexible Bond ............ MONY Variable Annuity Option 2
Janus Aspen Series Flexible Bond ............ MONY Varible Annuity L Share Option 1
Janus Aspen Series Flexible Bond ............ MONY Varible Annuity L Share Option 2
Janus Aspen Series Flexible Bond ............ MONY Varible Annuity L Share Option 3
Janus Aspen Series Flexible Bond ............ MONY Varible Annuity C Share Option 1
Janus Aspen Series Flexible Bond ............ MONY Varible Annuity C Share Option 2
Janus Aspen Series Flexible Bond ............ MONY Varible Annuity C Share Option 3
Janus Aspen Series Forty .................... MONY Custom Master
Janus Aspen Series Forty .................... MONY Variable Annuity Option 1
Janus Aspen Series Forty .................... MONY Variable Annuity Option 2
Janus Aspen Series Forty .................... MONY Varible Annuity L Share Option 1
Janus Aspen Series Forty .................... MONY Varible Annuity L Share Option 2
Janus Aspen Series Forty .................... MONY Varible Annuity L Share Option 3
Janus Aspen Series Forty .................... MONY Varible Annuity C Share Option 1
Janus Aspen Series Forty .................... MONY Varible Annuity C Share Option 2
Janus Aspen Series Forty .................... MONY Varible Annuity C Share Option 3
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 1
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 2
Janus Aspen Series International Growth ..... MONY Varible Annuity L Share Option 1
Janus Aspen Series International Growth ..... MONY Varible Annuity L Share Option 2
Janus Aspen Series International Growth ..... MONY Varible Annuity L Share Option 3
Janus Aspen Series International Growth ..... MONY Varible Annuity C Share Option 1
Janus Aspen Series International Growth ..... MONY Varible Annuity C Share Option 2
Janus Aspen Series International Growth ..... MONY Varible Annuity C Share Option 3
Janus Aspen Series Mid Cap Growth ........... MONY Custom Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Master
MFS(R) Mid Cap Growth ....................... MONY Variable Annuity Option 1
MFS(R) Mid Cap Growth ....................... MONY Variable Annuity Option 2
MFS(R) Mid Cap Growth ....................... MONY Varible Annuity L Share Option 1
MFS(R) Mid Cap Growth ....................... MONY Varible Annuity L Share Option 2


                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
Franklin Income Securities ..................       2             1.50%      15.82           --
Franklin Income Securities ..................       2             1.77%      14.95        1,449
Franklin Income Securities ..................       2             2.42%      14.62          423
Franklin Rising Dividends Securities ........       2             1.35%    $ 15.36       55,621
Franklin Rising Dividends Securities ........       2             1.20%      15.44       68,309
Franklin Rising Dividends Securities ........       2             1.45%      15.20       49,520
Franklin Rising Dividends Securities ........       2             1.45%      15.66          373
Franklin Rising Dividends Securities ........       2             1.72%      14.35        2,929
Franklin Rising Dividends Securities ........       2             2.37%      14.04        2,555
Franklin Rising Dividends Securities ........       2             1.50%      15.63           --
Franklin Rising Dividends Securities ........       2             1.77%      14.33           --
Franklin Rising Dividends Securities ........       2             2.42%      14.01           --
Franklin Zero Coupon 2010 ...................       2             1.35%    $  9.75       52,193
Franklin Zero Coupon 2010 ...................       2             1.20%      10.59        3,631
Franklin Zero Coupon 2010 ...................       2             1.45%       9.87       10,434
Franklin Zero Coupon 2010 ...................       2             1.45%      10.35           --
Franklin Zero Coupon 2010 ...................       2             1.72%      10.40           --
Franklin Zero Coupon 2010 ...................       2             2.37%      10.18        1,895
Franklin Zero Coupon 2010 ...................       2             1.50%      10.33           --
Franklin Zero Coupon 2010 ...................       2             1.77%      10.39           --
Franklin Zero Coupon 2010 ...................       2             2.42%      10.16           --
Janus Aspen Series Balanced ................. Institutional       1.35%    $ 12.18      575,752
Janus Aspen Series Flexible Bond ............    Service          1.20%    $ 11.96       59,862
Janus Aspen Series Flexible Bond ............    Service          1.45%      11.74       68,886
Janus Aspen Series Flexible Bond ............    Service          1.45%      11.00        1,102
Janus Aspen Series Flexible Bond ............    Service          1.72%      10.67           94
Janus Aspen Series Flexible Bond ............    Service          2.37%      10.44        1,932
Janus Aspen Series Flexible Bond ............    Service          1.50%      11.16       13,208
Janus Aspen Series Flexible Bond ............    Service          1.77%      10.65           25
Janus Aspen Series Flexible Bond ............    Service          2.42%      10.42           36
Janus Aspen Series Forty .................... Institutional       1.35%    $  8.90      403,895
Janus Aspen Series Forty ....................    Service          1.20%      14.64       70,700
Janus Aspen Series Forty ....................    Service          1.45%      14.71       75,695
Janus Aspen Series Forty ....................    Service          1.45%      16.77          108
Janus Aspen Series Forty ....................    Service          1.72%      15.12          283
Janus Aspen Series Forty ....................    Service          2.37%      14.79        2,094
Janus Aspen Series Forty ....................    Service          1.50%      15.55           --
Janus Aspen Series Forty ....................    Service          1.77%      15.09           --
Janus Aspen Series Forty ....................    Service          2.42%      14.76           --
Janus Aspen Series International Growth .....    Service          1.20%    $ 23.35       98,151
Janus Aspen Series International Growth .....    Service          1.45%      23.42      110,722
Janus Aspen Series International Growth .....    Service          1.45%      30.84          782
Janus Aspen Series International Growth .....    Service          1.72%      26.87           82
Janus Aspen Series International Growth .....    Service          2.37%      26.28        1,267
Janus Aspen Series International Growth .....    Service          1.50%      28.52        4,459
Janus Aspen Series International Growth .....    Service          1.77%      26.82           26
Janus Aspen Series International Growth .....    Service          2.42%      26.24           52
Janus Aspen Series Mid Cap Growth ........... Institutional       1.35%    $  6.13      754,846
Janus Aspen Series Worldwide Growth ......... Institutional       1.35%    $  6.50      735,994
MFS(R) Mid Cap Growth .......................    Initial          1.20%    $ 10.03       22,878
MFS(R) Mid Cap Growth .......................    Initial          1.45%      16.11       26,200
MFS(R) Mid Cap Growth .......................    Initial          1.45%      15.68          166
MFS(R) Mid Cap Growth .......................    Initial          1.72%      13.17           41

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                           Mortality
                                                                                               &
                                                                                            Expense   Unit Fair      Units
             Fund Name                                 Option                    Class       Ratio      Value     Outstanding
-----------------------------------   --------------------------------------- ----------- ---------- ----------- ------------
MFS(R) Mid Cap Growth .............   MONY Varible Annuity L Share Option 3     Initial       2.37%      12.89           --
MFS(R) Mid Cap Growth .............   MONY Varible Annuity C Share Option 1     Initial       1.50%      15.23           --
MFS(R) Mid Cap Growth .............   MONY Varible Annuity C Share Option 2     Initial       1.77%      13.15           --
MFS(R) Mid Cap Growth .............   MONY Varible Annuity C Share Option 3     Initial       2.42%      12.86          201
MFS(R) New Discovery ..............   MONY Variable Annuity Option 1            Initial       1.20%    $ 12.11       19,166
MFS(R) New Discovery ..............   MONY Variable Annuity Option 2            Initial       1.45%      13.23       19,816
MFS(R) New Discovery ..............   MONY Varible Annuity L Share Option 1     Initial       1.45%      16.29           --
MFS(R) New Discovery ..............   MONY Varible Annuity L Share Option 2     Initial       1.72%      14.12          232
MFS(R) New Discovery ..............   MONY Varible Annuity L Share Option 3     Initial       2.37%      13.81        3,728
MFS(R) New Discovery ..............   MONY Varible Annuity C Share Option 1     Initial       1.50%      15.45           --
MFS(R) New Discovery ..............   MONY Varible Annuity C Share Option 2     Initial       1.77%      14.09           --
MFS(R) New Discovery ..............   MONY Varible Annuity C Share Option 3     Initial       2.42%      13.78           --
MFS(R) Total Return ...............   MONY Variable Annuity Option 1            Initial       1.20%    $ 13.16      147,416
MFS(R) Total Return ...............   MONY Variable Annuity Option 2            Initial       1.45%      12.90      123,953
MFS(R) Total Return ...............   MONY Varible Annuity L Share Option 1     Initial       1.45%      14.34        2,837
MFS(R) Total Return ...............   MONY Varible Annuity L Share Option 2     Initial       1.72%      13.16           --
MFS(R) Total Return ...............   MONY Varible Annuity L Share Option 3     Initial       2.37%      12.87           --
MFS(R) Total Return ...............   MONY Varible Annuity C Share Option 1     Initial       1.50%      14.07           --
MFS(R) Total Return ...............   MONY Varible Annuity C Share Option 2     Initial       1.77%      13.13           --
MFS(R) Total Return ...............   MONY Varible Annuity C Share Option 3     Initial       2.42%      12.85           --
MFS(R) Utilities ..................   MONY Variable Annuity Option 1            Initial       1.20%    $ 21.02       51,934
MFS(R) Utilities ..................   MONY Variable Annuity Option 2            Initial       1.45%      23.81       46,297
MFS(R) Utilities ..................   MONY Varible Annuity L Share Option 1     Initial       1.45%      25.53          332
MFS(R) Utilities ..................   MONY Varible Annuity L Share Option 2     Initial       1.72%      21.79          232
MFS(R) Utilities ..................   MONY Varible Annuity L Share Option 3     Initial       2.37%      21.31        1,604
MFS(R) Utilities ..................   MONY Varible Annuity C Share Option 1     Initial       1.50%      26.46           --
MFS(R) Utilities ..................   MONY Varible Annuity C Share Option 2     Initial       1.77%      21.75           --
MFS(R) Utilities ..................   MONY Varible Annuity C Share Option 3     Initial       2.42%      21.28           --
Old Mutual Select Value ...........   MONY Variable Annuity Option 1           Insurance      1.20%    $ 11.76       48,041
Old Mutual Select Value ...........   MONY Variable Annuity Option 2           Insurance      1.45%      12.66       21,230
Old Mutual Select Value ...........   MONY Varible Annuity L Share Option 1    Insurance      1.45%      15.61           --
Old Mutual Select Value ...........   MONY Varible Annuity L Share Option 2    Insurance      1.72%      14.65           --
Old Mutual Select Value ...........   MONY Varible Annuity L Share Option 3    Insurance      2.37%      14.33          655
Old Mutual Select Value ...........   MONY Varible Annuity C Share Option 1    Insurance      1.50%      15.03           --
Old Mutual Select Value ...........   MONY Varible Annuity C Share Option 2    Insurance      1.77%      14.63           --
Old Mutual Select Value ...........   MONY Varible Annuity C Share Option 3    Insurance      2.42%      14.31           --
Oppenheimer Global Securities .....   MONY Custom Master                        Service       1.35%    $ 21.06      172,103
Oppenheimer Global Securities .....   MONY Variable Annuity Option 1            Service       1.20%      19.48       48,514
Oppenheimer Global Securities .....   MONY Variable Annuity Option 2            Service       1.45%      18.66      107,691
Oppenheimer Global Securities .....   MONY Varible Annuity L Share Option 1     Service       1.45%      21.55           --
Oppenheimer Global Securities .....   MONY Varible Annuity L Share Option 2     Service       1.72%      18.80        1,768
Oppenheimer Global Securities .....   MONY Varible Annuity L Share Option 3     Service       2.37%      18.39        5,263
Oppenheimer Global Securities .....   MONY Varible Annuity C Share Option 1     Service       1.50%      21.51          431
Oppenheimer Global Securities .....   MONY Varible Annuity C Share Option 2     Service       1.77%      18.77           14
Oppenheimer Global Securities .....   MONY Varible Annuity C Share Option 3     Service       2.42%      18.36          392
Oppenheimer Main Street(R) ........   MONY Custom Master                        Service       1.35%    $ 15.13       25,449
Oppenheimer Main Street(R) ........   MONY Variable Annuity Option 1            Service       1.20%      15.20       24,488
Oppenheimer Main Street(R) ........   MONY Variable Annuity Option 2            Service       1.45%      14.26       93,534
Oppenheimer Main Street(R) ........   MONY Varible Annuity L Share Option 1     Service       1.45%      15.34          170
Oppenheimer Main Street(R) ........   MONY Varible Annuity L Share Option 2     Service       1.72%      14.32          200
Oppenheimer Main Street(R) ........   MONY Varible Annuity L Share Option 3     Service       2.37%      14.01        4,344
Oppenheimer Main Street(R) ........   MONY Varible Annuity C Share Option 1     Service       1.50%      15.31           --
Oppenheimer Main Street(R) ........   MONY Varible Annuity C Share Option 2     Service       1.77%      14.30          501
Oppenheimer Main Street(R) ........   MONY Varible Annuity C Share Option 3     Service       2.42%      13.99          421

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                Fund Name                                  Option
----------------------------------------- ---------------------------------------
PIMCO Global Bond (Unhedged) ............ MONY Custom Master
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity Option 1
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity Option 2
PIMCO Global Bond (Unhedged) ............ MONY Varible Annuity L Share Option 1
PIMCO Global Bond (Unhedged) ............ MONY Varible Annuity L Share Option 2
PIMCO Global Bond (Unhedged) ............ MONY Varible Annuity L Share Option 3
PIMCO Global Bond (Unhedged) ............ MONY Varible Annuity C Share Option 1
PIMCO Global Bond (Unhedged) ............ MONY Varible Annuity C Share Option 2
PIMCO Global Bond (Unhedged) ............ MONY Varible Annuity C Share Option 3
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 1
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 2
PIMCO StocksPLUS Growth and Income ...... MONY Varible Annuity L Share Option 1
PIMCO StocksPLUS Growth and Income ...... MONY Varible Annuity L Share Option 2
PIMCO StocksPLUS Growth and Income ...... MONY Varible Annuity L Share Option 3
PIMCO StocksPLUS Growth and Income ...... MONY Varible Annuity C Share Option 1
PIMCO StocksPLUS Growth and Income ...... MONY Varible Annuity C Share Option 2
PIMCO StocksPLUS Growth and Income ...... MONY Varible Annuity C Share Option 3
Premier VIT OpCap Equity ................ MONY Master
Premier VIT OpCap Managed ............... MONY Master
Premier VIT OpCap Small Cap ............. MONY Master
ProFund VP Bear ......................... MONY Custom Master
ProFund VP Bear ......................... MONY Variable Annuity Option 1
ProFund VP Bear ......................... MONY Variable Annuity Option 2
ProFund VP Bear ......................... MONY Varible Annuity L Share Option 1
ProFund VP Bear ......................... MONY Varible Annuity L Share Option 2
ProFund VP Bear ......................... MONY Varible Annuity L Share Option 3
ProFund VP Bear ......................... MONY Varible Annuity C Share Option 1
ProFund VP Bear ......................... MONY Varible Annuity C Share Option 2
ProFund VP Bear ......................... MONY Varible Annuity C Share Option 3
ProFund VP Rising Rates Opportunity ..... MONY Custom Master
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 1
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 2
ProFund VP Rising Rates Opportunity ..... MONY Varible Annuity L Share Option 1
ProFund VP Rising Rates Opportunity ..... MONY Varible Annuity L Share Option 2
ProFund VP Rising Rates Opportunity ..... MONY Varible Annuity L Share Option 3
ProFund VP Rising Rates Opportunity ..... MONY Varible Annuity C Share Option 1
ProFund VP Rising Rates Opportunity ..... MONY Varible Annuity C Share Option 2
ProFund VP Rising Rates Opportunity ..... MONY Varible Annuity C Share Option 3
ProFund VP UltraBull .................... MONY Custom Master
ProFund VP UltraBull .................... MONY Variable Annuity Option 1
ProFund VP UltraBull .................... MONY Variable Annuity Option 2
ProFund VP UltraBull .................... MONY Varible Annuity L Share Option 1
ProFund VP UltraBull .................... MONY Varible Annuity L Share Option 2
ProFund VP UltraBull .................... MONY Varible Annuity L Share Option 3
ProFund VP UltraBull .................... MONY Varible Annuity C Share Option 1
ProFund VP UltraBull .................... MONY Varible Annuity C Share Option 2
ProFund VP UltraBull .................... MONY Varible Annuity C Share Option 3
Van Kampen UIF Global Value Equity ...... MONY Variable Annuity Option 1
Van Kampen UIF Global Value Equity ...... MONY Variable Annuity Option 2
Van Kampen UIF Global Value Equity ...... MONY Varible Annuity L Share Option 1
Van Kampen UIF Global Value Equity ...... MONY Varible Annuity L Share Option 2
Van Kampen UIF Global Value Equity ...... MONY Varible Annuity L Share Option 3
Van Kampen UIF Global Value Equity ...... MONY Varible Annuity C Share Option 1


                                                            Mortality
                                                                &
                                                             Expense   Unit Fair      Units
                Fund Name                       Class         Ratio      Value     Outstanding
----------------------------------------- ---------------- ---------- ----------- ------------
PIMCO Global Bond (Unhedged) ............ Administrative       1.35%   $  13.42       57,389
PIMCO Global Bond (Unhedged) ............ Administrative       1.20%      14.01       48,150
PIMCO Global Bond (Unhedged) ............ Administrative       1.45%      13.10       75,926
PIMCO Global Bond (Unhedged) ............ Administrative       1.45%      11.49          747
PIMCO Global Bond (Unhedged) ............ Administrative       1.72%      11.10           90
PIMCO Global Bond (Unhedged) ............ Administrative       2.37%      10.86        3,563
PIMCO Global Bond (Unhedged) ............ Administrative       1.50%      12.04          231
PIMCO Global Bond (Unhedged) ............ Administrative       1.77%      11.08           20
PIMCO Global Bond (Unhedged) ............ Administrative       2.42%      10.84          266
PIMCO StocksPLUS Growth and Income ...... Administrative       1.20%   $  13.56      131,961
PIMCO StocksPLUS Growth and Income ...... Administrative       1.45%      14.10      193,180
PIMCO StocksPLUS Growth and Income ...... Administrative       1.45%      16.56        1,402
PIMCO StocksPLUS Growth and Income ...... Administrative       1.72%      14.23          613
PIMCO StocksPLUS Growth and Income ...... Administrative       2.37%      13.92        3,148
PIMCO StocksPLUS Growth and Income ...... Administrative       1.50%      15.89       10,673
PIMCO StocksPLUS Growth and Income ...... Administrative       1.77%      14.21           53
PIMCO StocksPLUS Growth and Income ...... Administrative       2.42%      13.90          730
Premier VIT OpCap Equity ................        *             1.25%   $  59.92        7,352
Premier VIT OpCap Managed ...............        *             1.25%   $  69.32       17,659
Premier VIT OpCap Small Cap .............        *             1.25%   $  70.59        4,736
ProFund VP Bear .........................    Insurance         1.35%   $   6.80        3,837
ProFund VP Bear .........................    Insurance         1.20%       8.02       11,493
ProFund VP Bear .........................    Insurance         1.45%       6.37        2,283
ProFund VP Bear .........................    Insurance         1.45%       6.23           --
ProFund VP Bear .........................    Insurance         1.72%       6.69           --
ProFund VP Bear .........................    Insurance         2.37%       6.55           --
ProFund VP Bear .........................    Insurance         1.50%       6.22           --
ProFund VP Bear .........................    Insurance         1.77%       6.68           --
ProFund VP Bear .........................    Insurance         2.42%       6.54           --
ProFund VP Rising Rates Opportunity .....    Insurance         1.35%   $   9.21       26,876
ProFund VP Rising Rates Opportunity .....    Insurance         1.20%       7.89       13,589
ProFund VP Rising Rates Opportunity .....    Insurance         1.45%       8.78       34,540
ProFund VP Rising Rates Opportunity .....    Insurance         1.45%       8.46        1,075
ProFund VP Rising Rates Opportunity .....    Insurance         1.72%       7.96          844
ProFund VP Rising Rates Opportunity .....    Insurance         2.37%       7.78        7,420
ProFund VP Rising Rates Opportunity .....    Insurance         1.50%       8.45           --
ProFund VP Rising Rates Opportunity .....    Insurance         1.77%       7.94           --
ProFund VP Rising Rates Opportunity .....    Insurance         2.42%       7.77           --
ProFund VP UltraBull ....................    Insurance         1.35%   $  17.35       32,320
ProFund VP UltraBull ....................    Insurance         1.20%      17.42       11,574
ProFund VP UltraBull ....................    Insurance         1.45%      19.04       57,432
ProFund VP UltraBull ....................    Insurance         1.45%      20.36          387
ProFund VP UltraBull ....................    Insurance         1.72%      17.93          346
ProFund VP UltraBull ....................    Insurance         2.37%      17.54       23,419
ProFund VP UltraBull ....................    Insurance         1.50%      20.33           --
ProFund VP UltraBull ....................    Insurance         1.77%      17.90           --
ProFund VP UltraBull ....................    Insurance         2.42%      17.51           --
Van Kampen UIF Global Value Equity ......        I             1.20%   $  14.16       23,545
Van Kampen UIF Global Value Equity ......        I             1.45%      15.29       35,271
Van Kampen UIF Global Value Equity ......        I             1.45%      18.62           --
Van Kampen UIF Global Value Equity ......        I             1.72%      16.39           --
Van Kampen UIF Global Value Equity ......        I             2.37%      16.03           --
Van Kampen UIF Global Value Equity ......        I             1.50%      17.52           --

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                                                         Mortality
                                                                                             &
                                                                                          Expense   Unit Fair      Units
              Fund Name                                  Option                  Class     Ratio      Value     Outstanding
-------------------------------------   --------------------------------------- ------- ---------- ----------- ------------
Van Kampen UIF Global Value Equity ..   MONY Varible Annuity C Share Option 2      I        1.77%      16.36           --
Van Kampen UIF Global Value Equity ..   MONY Varible Annuity C Share Option 3      I        2.42%      16.00          239
Van Kampen UIF U.S. Real Estate .....   MONY Custom Master                         I        1.35%    $ 26.80      127,448
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity Option 1             I        1.20%      28.16      112,814
Van Kampen UIF U.S. Real Estate .....   MONY Variable Annuity Option 2             I        1.45%      26.17      127,516
Van Kampen UIF U.S. Real Estate .....   MONY Varible Annuity L Share Option 1      I        1.45%      29.50          404
Van Kampen UIF U.S. Real Estate .....   MONY Varible Annuity L Share Option 2      I        1.72%      23.61        3,310
Van Kampen UIF U.S. Real Estate .....   MONY Varible Annuity L Share Option 3      I        2.37%      23.09        3,856
Van Kampen UIF U.S. Real Estate .....   MONY Varible Annuity C Share Option 1      I        1.50%      29.23        3,713
Van Kampen UIF U.S. Real Estate .....   MONY Varible Annuity C Share Option 2      I        1.77%      23.57           13
Van Kampen UIF U.S. Real Estate .....   MONY Varible Annuity C Share Option 3      I        2.42%      23.06           --

----------
* The Fund does not specify a share class.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                          AIM V.I.         AIM V.I.        AIM V.I. Global
                                                        Basic Value   Financial Services     Health Care
                                                       ------------- -------------------- -----------------
Income:
 Dividend income .....................................   $   9,403         $ 10,913          $       --
Expenses:
Mortality and expense risk charges ...................     (33,705)          (9,232)            (15,686)
                                                         ---------         --------          ----------
Net investment income (loss) .........................     (24,302)           1,681             (15,686)
                                                         ---------         --------          ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      70,715           11,854              59,296
 Realized gain distributions .........................     103,962            4,215                  --
                                                         ---------         --------          ----------
Realized gain/(loss) .................................     174,677           16,069              59,296
                                                         ---------         --------          ----------
Change in unrealized appreciation (depreciation)           116,326           76,150               1,228
                                                         ---------         --------          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 266,701         $ 93,900          $   44,838
                                                         =========         ========          ==========


                                                          AIM V.I. Mid     AIM V.I.    Alger American   Alger American
                                                        Cap Core Equity   Technology      Balanced       MidCap Growth
                                                       ----------------- ------------ ---------------- ----------------
Income:
 Dividend income .....................................    $    7,012       $     --      $   27,469      $        --
Expenses:
Mortality and expense risk charges ...................       (11,304)        (6,020)        (23,725)         (47,937)
                                                          ----------       --------      ----------      -----------
Net investment income (loss) .........................        (4,292)        (6,020)          3,744          (47,937)
                                                          ----------       --------      ----------      -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        25,395         16,328          41,554          135,669
 Realized gain distributions .........................        74,716             --          92,647          518,045
                                                          ----------       --------      ----------      -----------
Realized gain/(loss) .................................       100,111         16,328         134,201          653,714
                                                          ----------       --------      ----------      -----------
Change in unrealized appreciation (depreciation)             (25,864)        26,367         (84,616)        (323,700)
                                                          ----------       --------      ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   69,955       $ 36,675      $   53,329      $   282,077
                                                          ==========       ========      ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           AXA Premier      Dreyfus IP Small     Dreyfus Stock
                                                        VIP High Yield(a)    Cap Stock Index   Index Fund, Inc.
                                                       ------------------- ------------------ ------------------
Income:
 Dividend income .....................................     $   258,019         $   3,427          $  167,204
Expenses:
Mortality and expense risk charges ...................          (7,465)          (13,450)           (137,591)
                                                           -----------         ---------          ----------
Net investment income (loss) .........................         250,554           (10,023)             29,613
                                                           -----------         ---------          ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....           5,365            73,111            (127,939)
 Realized gain distributions .........................              --            19,438                  --
                                                           -----------         ---------          ----------
Realized gain/(loss) .................................           5,365            92,549            (127,939)
                                                           -----------         ---------          ----------
Change in unrealized appreciation (depreciation)              (183,170)           35,878           1,419,489
                                                           -----------         ---------          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $    72,749         $ 118,404          $1,321,163
                                                           ===========         =========          ==========


                                                         EQ/Bond    EQ/Boston Advisors        EQ/Calvert           EQ/Capital
                                                          Index        Equity Income     Socially Responsible   Guardian Research
                                                       ----------- -------------------- ---------------------- ------------------
Income:
 Dividend income .....................................  $ 257,188       $ 107,395             $       --             $  244
Expenses:
Mortality and expense risk charges ...................    (76,306)        (87,869)                (6,636)              (968)
                                                        ---------       ---------             ----------             ------
Net investment income (loss) .........................    180,882          19,526                 (6,636)              (724)
                                                        ---------       ---------             ----------             ------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....    (90,349)        329,107                (25,211)             5,823
 Realized gain distributions .........................      3,570         289,048                 11,610                 --
                                                        ---------       ---------             ----------             ------
Realized gain/(loss) .................................    (86,779)        618,155                (13,601)             5,823
                                                        ---------       ---------             ----------             ------
Change in unrealized appreciation (depreciation)           43,373         229,383                 62,707              2,536
                                                        ---------       ---------             ----------             ------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $ 137,476       $ 867,064             $   42,470             $7,635
                                                        =========       =========             ==========             ======

-------
(a)   Commenced operations on November 3, 2006.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        EQ/Caywood-Scholl      EQ/Enterprise         EQ/FI
                                                         High Yield Bond    Moderate Allocation   Mid Cap(a)
                                                       ------------------- --------------------- ------------
Income:
 Dividend income .....................................      $ 352,474          $   1,406,559      $   9,330
Expenses:
Mortality and expense risk charges ...................        (89,017)              (679,104)        (7,435)
                                                            ---------          -------------      ---------
Net investment income (loss) .........................        263,457                727,455          1,895
                                                            ---------          -------------      ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        (13,389)            (3,029,557)        34,945
 Realized gain distributions .........................             --                     --        161,224
                                                            ---------          -------------      ---------
Realized gain/(loss) .................................        (13,389)            (3,029,557)       196,169
                                                            ---------          -------------      ---------
Change in unrealized appreciation (depreciation)              169,092              6,791,927        (22,064)
                                                            ---------          -------------      ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ 419,160          $   4,489,825      $ 176,000
                                                            =========          =============      =========


                                                          EQ/ GAMCO
                                                         Mergers and   EQ/GAMCO Small   EQ/Government   EQ/International
                                                        Acquisitions    Company Value     Securities         Growth
                                                       -------------- ---------------- --------------- -----------------
Income:
 Dividend income .....................................   $  24,165       $  321,835      $   509,612      $   45,021
Expenses:
Mortality and expense risk charges ...................     (18,343)        (510,309)        (165,567)        (72,997)
                                                         ---------       ----------      -----------      ----------
Net investment income (loss) .........................       5,822         (188,474)         344,045         (27,976)
                                                         ---------       ----------      -----------      ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      55,173        1,591,517         (162,321)       (252,375)
 Realized gain distributions .........................      35,847        1,975,466               --              --
                                                         ---------       ----------      -----------      ----------
Realized gain/(loss) .................................      91,020        3,566,983         (162,321)       (252,375)
                                                         ---------       ----------      -----------      ----------
Change in unrealized appreciation (depreciation)            44,102        2,922,975           80,429       1,485,937
                                                         ---------       ----------      -----------      ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 140,944       $6,301,484      $   262,153      $1,205,586
                                                         =========       ==========      ===========      ==========

-------
(a)   Commenced operations on November 3, 2006.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         EQ/JPMorgan     EQ/Long        EQ/Lord Abbett
                                                        Core Bond(a)    Term Bond    Growth and Income(a)
                                                       -------------- ------------- ----------------------
Income:
 Dividend income .....................................  $   419,098    $   401,598        $  51,526
Expenses:
Mortality and expense risk charges ...................      (19,579)      (138,742)         (13,848)
                                                        -----------    -----------        ---------
Net investment income (loss) .........................      399,519        262,856           37,678
                                                        -----------    -----------        ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        4,256         23,164           45,252
 Realized gain distributions .........................           --             --           40,922
                                                        -----------    -----------        ---------
Realized gain/(loss) .................................        4,256         23,164           86,174
                                                        -----------    -----------        ---------
Change in unrealized appreciation (depreciation)           (325,742)      (254,621)          86,090
                                                        -----------    -----------        ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $    78,033    $    31,399        $ 209,942
                                                        ===========    ===========        =========


                                                         EQ/Lord Abbett    EQ/Marsico   EQ/Mercury Basic     EQ/Money
                                                        Mid Cap Value(a)      Focus       Value Equity        Market
                                                       ------------------ ------------ ------------------ -------------
Income:
 Dividend income .....................................     $  36,968       $   8,107        $  6,728       $   691,530
Expenses:
Mortality and expense risk charges ...................       (12,431)        (68,446)         (7,226)         (195,923)
                                                           ---------       ---------        --------       -----------
Net investment income (loss) .........................        24,537         (60,339)           (498)          495,607
                                                           ---------       ---------        --------       -----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        40,037         103,335           8,194                --
 Realized gain distributions .........................        38,057         119,160          31,368                --
                                                           ---------       ---------        --------       -----------
Realized gain/(loss) .................................        78,094         222,495          39,562                --
                                                           ---------       ---------        --------       -----------
Change in unrealized appreciation (depreciation)             133,614         216,881          55,272                --
                                                           ---------       ---------        --------       -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 236,245       $ 379,037        $ 94,336       $   495,607
                                                           =========       =========        ========       ===========

-------
(a)   Commenced operations on November 3, 2006.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                          EQ/Montag &       EQ/PIMCO       EQ/Short
                                                        Caldwell Growth   Real Return   Duration Bond
                                                       ----------------- ------------- ---------------
Income:
 Dividend income .....................................    $   35,804       $  62,024     $   43,385
Expenses:
Mortality and expense risk charges ...................      (272,204)        (27,262)       (17,777)
                                                          ----------       ---------     ----------
Net investment income (loss) .........................      (236,400)         34,762         25,608
                                                          ----------       ---------     ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      (457,060)        (12,494)         5,636
 Realized gain distributions .........................            --          10,108             --
                                                          ----------       ---------     ----------
Realized gain/(loss) .................................      (457,060)         (2,386)         5,636
                                                          ----------       ---------     ----------
Change in unrealized appreciation (depreciation)           1,907,898         (50,048)         4,044
                                                          ----------       ---------     ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $1,214,438       $ (17,672)    $   35,288
                                                          ==========       =========     ==========


                                                                                                               EQ/Van Kampen
                                                           EQ/Small          EQ/TCW            EQ/UBS            Emerging
                                                        Company Growth       Equity      Growth and Income   Markets Equity(a)
                                                       ---------------- --------------- ------------------- ------------------
Income:
 Dividend income .....................................    $      --      $         --       $   87,323           $ 14,605
Expenses:
Mortality and expense risk charges ...................      (93,605)         (292,303)        (158,051)            (5,200)
                                                          ---------      ------------       ----------           --------
Net investment income (loss) .........................      (93,605)         (292,303)         (70,728)             9,405
                                                          ---------      ------------       ----------           --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      188,293        (2,473,963)         185,246             70,506
 Realized gain distributions .........................       87,142                --               --            171,650
                                                          ---------      ------------       ----------           --------
Realized gain/(loss) .................................      275,435        (2,473,963)         185,246            242,156
                                                          ---------      ------------       ----------           --------
Change in unrealized appreciation (depreciation)            364,035         1,348,150        1,303,334             15,024
                                                          ---------      ------------       ----------           --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 545,865      $ (1,418,116)      $1,417,852           $266,585
                                                          =========      ============       ==========           ========

-------
(a)   Commenced operations on November 3, 2006.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         Fidelity VIP   Fidelity VIP       Fidelity VIP
                                                        Contrafund(R)      Growth      Growth Opportunities
                                                       --------------- -------------- ----------------------
Income:
 Dividend income .....................................   $    94,012    $    11,692         $   10,922
Expenses:
Mortality and expense risk charges ...................      (113,302)       (52,243)           (23,702)
                                                         -----------    -----------         ----------
Net investment income (loss) .........................       (19,290)       (40,551)           (12,780)
                                                         -----------    -----------         ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....       429,582       (299,337)           (38,189)
 Realized gain distributions .........................       696,006             --                 --
                                                         -----------    -----------         ----------
Realized gain/(loss) .................................     1,125,588       (299,337)           (38,189)
                                                         -----------    -----------         ----------
Change in unrealized appreciation (depreciation)            (289,115)       535,948            112,579
                                                         -----------    -----------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $   817,183    $   196,060         $   61,610
                                                         ===========    ===========         ==========


                                                        Franklin Income      Franklin Rising     Franklin Zero     Janus Aspen
                                                           Securities     Dividends Securities    Coupon 2010    Series Balanced
                                                       ----------------- ---------------------- --------------- ----------------
Income:
 Dividend income .....................................     $ 183,599           $  26,092           $ 25,088        $ 151,739
Expenses:
Mortality and expense risk charges ...................       (68,026)            (31,190)            (9,600)         (98,627)
                                                           ---------           ---------           --------        ---------
Net investment income (loss) .........................       115,573              (5,098)            15,488           53,112
                                                           ---------           ---------           --------        ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....       121,333              56,947             (2,064)         138,913
 Realized gain distributions .........................        24,559              12,351                 --               --
                                                           ---------           ---------           --------        ---------
Realized gain/(loss) .................................       145,892              69,298             (2,064)         138,913
                                                           ---------           ---------           --------        ---------
Change in unrealized appreciation (depreciation)             526,166             273,740             (2,474)         446,229
                                                           ---------           ---------           --------        ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 787,631           $ 337,940           $ 10,950        $ 638,254
                                                           =========           =========           ========        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        Janus Aspen Series   Janus Aspen    Janus Aspen Series
                                                          Flexible Bond     Series Forty   International Growth
                                                       ------------------- -------------- ----------------------
Income:
 Dividend income .....................................     $   72,532        $  15,828          $   78,946
Expenses:
Mortality and expense risk charges ...................        (25,265)         (78,452)            (57,835)
                                                           ----------        ---------          ----------
Net investment income (loss) .........................         47,267          (62,624)             21,111
                                                           ----------        ---------          ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        (55,587)          80,065             349,805
 Realized gain distributions .........................          3,720               --                  --
                                                           ----------        ---------          ----------
Realized gain/(loss) .................................        (51,867)          80,065             349,805
                                                           ----------        ---------          ----------
Change in unrealized appreciation (depreciation)               51,915          421,421           1,225,534
                                                           ----------        ---------          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   47,315        $ 438,862          $1,596,450
                                                           ==========        =========          ==========


                                                        Janus Aspen Series   Janus Aspen Series   MFS(R) Mid   MFS(R) New
                                                          Mid Cap Growth      Worldwide Growth    Cap Growth    Discovery
                                                       -------------------- -------------------- ------------ ------------
Income:
 Dividend income .....................................     $        --          $    81,289       $       --    $     --
Expenses:
Mortality and expense risk charges ...................         (64,746)             (63,562)          (9,614)     (8,160)
                                                           -----------          -----------       ----------    --------
Net investment income (loss) .........................         (64,746)              17,727           (9,614)     (8,160)
                                                           -----------          -----------       ----------    --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        (512,693)            (508,586)          25,532      64,157
 Realized gain distributions .........................              --                   --           24,656      11,191
                                                           -----------          -----------       ----------    --------
Realized gain/(loss) .................................        (512,693)            (508,586)          50,188      75,348
                                                           -----------          -----------       ----------    --------
Change in unrealized appreciation (depreciation)             1,121,723            1,222,976          (32,367)     (3,801)
                                                           -----------          -----------       ----------    --------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   544,284          $   732,117       $    8,207    $ 63,387
                                                           ===========          ===========       ==========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           MFS(R)        MFS(R)     Old Mutual
                                                        Total Return   Utilities   Select Value
                                                       -------------- ----------- --------------
Income:
 Dividend income .....................................   $  82,079     $  37,406     $ 10,154
Expenses:
Mortality and expense risk charges ...................     (45,519)      (25,768)      (8,682)
                                                         ---------     ---------     --------
Net investment income (loss) .........................      36,560        11,638        1,472
                                                         ---------     ---------     --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      80,305       109,280       17,920
 Realized gain distributions .........................     110,004        71,037           --
                                                         ---------     ---------     --------
Realized gain/(loss) .................................     190,309       180,317       17,920
                                                         ---------     ---------     --------
Change in unrealized appreciation (depreciation)           119,176       322,002      129,880
                                                         ---------     ---------     --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 346,045     $ 513,957     $149,272
                                                         =========     =========     ========


                                                           Oppenheimer        Oppenheimer      PIMCO Global    PIMCO StocksPLUS
                                                        Global Securities   Main Street(R)   Bond (Unhedged)   Growth and Income
                                                       ------------------- ---------------- ----------------- ------------------
Income:
 Dividend income .....................................      $  49,968         $  18,424        $   85,585         $ 226,527
Expenses:
Mortality and expense risk charges ...................        (83,417)          (28,572)          (35,077)          (62,764)
                                                            ---------         ---------        ----------         ---------
Net investment income (loss) .........................        (33,449)          (10,148)           50,508           163,763
                                                            ---------         ---------        ----------         ---------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....        204,064            57,342           (10,633)          138,531
 Realized gain distributions .........................        309,504                --                --                --
                                                            ---------         ---------        ----------         ---------
Realized gain/(loss) .................................        513,568            57,342           (10,633)          138,531
                                                            ---------         ---------        ----------         ---------
Change in unrealized appreciation (depreciation)              427,222           210,207            42,159           272,832
                                                            ---------         ---------        ----------         ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ 907,341         $ 257,401        $   82,034         $ 575,126
                                                            =========         =========        ==========         =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         Premier VIT    Premier VIT    Premier VIT OpCap
                                                        OpCap Equity   OpCap Managed       Small Cap
                                                       -------------- --------------- -------------------
Income:
 Dividend income .....................................    $  2,020       $  25,803         $     --
Expenses:
Mortality and expense risk charges ...................      (5,776)        (18,163)          (3,886)
                                                          --------       ---------         --------
Net investment income (loss) .........................      (3,756)          7,640           (3,886)
                                                          --------       ---------         --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      10,117            (638)           3,421
 Realized gain distributions .........................      26,196         159,508           16,404
                                                          --------       ---------         --------
Realized gain/(loss) .................................      36,313         158,870           19,825
                                                          --------       ---------         --------
Change in unrealized appreciation (depreciation)            28,360         (53,865)          46,564
                                                          --------       ---------         --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 60,917       $ 112,645         $ 62,503
                                                          ========       =========         ========


                                                                       ProFund VP
                                                          ProFund     Rising Rates   ProFund VP     Van Kampen UIF
                                                          VP Bear      Opportunity    UltraBull   Global Value Equity
                                                       ------------- -------------- ------------ --------------------
Income:
 Dividend income .....................................   $   1,784     $   14,703    $   8,056         $ 12,206
Expenses:
Mortality and expense risk charges ...................      (1,428)       (12,124)     (32,946)          (9,824)
                                                         ---------     ----------    ---------         --------
Net investment income (loss) .........................         356          2,579      (24,890)           2,382
                                                         ---------     ----------    ---------         --------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....      (4,636)       (30,890)      12,875           32,562
 Realized gain distributions .........................          --             --      118,482           29,999
                                                         ---------     ----------    ---------         --------
Realized gain/(loss) .................................      (4,636)       (30,890)     131,357           62,561
                                                         ---------     ----------    ---------         --------
Change in unrealized appreciation (depreciation)            (7,625)        96,986      299,319           76,592
                                                         ---------     ----------    ---------         --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ (11,905)    $   68,675    $ 405,786         $141,535
                                                         =========     ==========    =========         ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           Van Kampen UIF
                                                          U.S. Real Estate
                                                         -----------------
Income:
 Dividend income .....................................      $  100,230
Expenses:
Mortality and expense risk charges ...................        (119,156)
                                                            ----------
Net investment income (loss) .........................         (18,926)
                                                            ----------
Realized gain (loss) on investments
 Net realized gain/(loss) on sale of fund shares .....         768,535
 Realized gain distributions .........................         601,749
                                                            ----------
Realized gain/(loss) .................................       1,370,284
                                                            ----------
Change in unrealized appreciation (depreciation)             1,356,105
                                                            ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $2,707,463
                                                            ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDING DECEMBER 31,


                                                            AIM V.I.               AIM V.I. Financial
                                                          Basic Value                   Services
                                                 ------------------------------ -------------------------
                                                       2006           2005          2006         2005
                                                 --------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (24,302)     $  (33,036)   $   1,681    $    (252)
 Net realized gain (loss) ......................      174,677         124,676       16,069       12,962
 Net change in unrealized appreciation
  (depreciation) ...............................      116,326          (5,841)      76,150       15,167
                                                   ----------      ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................      266,701          85,799       93,900       27,877
                                                   ----------      ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........       13,893         156,296       34,675       53,859
 Transfers between subaccounts, net ............      111,713        (149,101)      24,477      145,560
 Transfers for contract benefits and
  terminations .................................     (295,695)       (208,913)     (36,736)     (21,768)
 Annual contract charges .......................           (5)           (309)          --         (122)
                                                   ----------      ----------    ---------    ---------
Net increase/(decrease) from contract
 transactions ..................................     (170,094)       (202,027)      22,416      177,529
                                                   ----------      ----------    ---------    ---------
Net increase/(decrease) in net assets ..........       96,607        (116,228)     116,316      205,406
Net assets beginning of period .................    2,376,996       2,493,224      620,343      414,937
                                                   ----------      ----------    ---------    ---------
Net assets end of period .......................   $2,473,603      $2,376,996    $ 736,659    $ 620,343
                                                   ==========      ==========    =========    =========
 Units issued during the period ................       23,577          42,326        6,094       19,675
 Units redeemed during the period ..............      (35,548)        (59,212)      (4,272)      (4,376)
                                                   ----------      ----------    ---------    ---------
 Net units issued/(redeemed) during period .....      (11,971)        (16,886)       1,822       15,299
                                                   ==========      ==========    =========    =========


                                                        AIM V.I. Global                AIM V.I. Mid
                                                          Health Care                Cap Core Equity
                                                 ------------------------------ --------------------------
                                                       2006           2005           2006         2005
                                                 --------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) ..................  $  (15,686)      $  (14,805)   $    (4,292)  $  (7,253)
 Net realized gain (loss) ......................      59,296           20,594        100,111      37,263
 Net change in unrealized appreciation
  (depreciation) ...............................       1,228           71,306        (25,864)     13,558
                                                  ----------       ----------    -----------   ---------
 Net increase/(decrease) in net assets from
  operations ...................................      44,838           77,095         69,955      43,568
                                                  ----------       ----------    -----------   ---------
Contract transactions:
 Payments received from contractowners .........      83,583          111,217         17,380      57,912
 Transfers between subaccounts, net ............    (136,008)         109,192        (33,088)     49,693
 Transfers for contract benefits and
  terminations .................................     (36,986)         (56,872)      (101,817)    (46,176)
 Annual contract charges .......................          (5)            (283)            --        (136)
                                                  ----------       ----------    -----------   ---------
Net increase/decrease from contract
 transactions ..................................     (89,416)         163,254       (117,525)     61,293
                                                  ----------       ----------    -----------   ---------
Net increase/(decrease) in net assets ..........     (44,578)         240,349        (47,570)    104,861
Net assets beginning of period .................   1,181,585          941,236        811,958     707,097
                                                  ----------       ----------    -----------   ---------
Net assets end of period .......................  $1,137,007       $1,181,585    $   764,388   $ 811,958
                                                  ==========       ==========    ===========   =========
 Units issued during the period ................       8,446           21,338          5,212      12,979
 Units redeemed during the period ..............     (16,070)          (6,162)       (13,502)     (8,521)
                                                  ----------       ----------    -----------   ---------
 Net units issued/(redeemed) during period .....      (7,624)          15,176         (8,290)      4,458
                                                  ==========       ==========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                     AIM V.I. Technology        Alger American Balanced
                                                 --------------------------- ------------------------------
                                                      2006          2005           2006           2005
                                                 -------------- ------------ --------------- --------------
From operations:
 Net investment income (loss) ..................   $ (6,020)      $ (4,793)    $   3,744       $    5,942
 Net realized gain (loss) ......................     16,328          4,607       134,201           52,592
 Net change in unrealized appreciation
  (depreciation) ...............................     26,367          3,535       (84,616)          65,190
                                                   ---------      --------     -----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     36,675          3,349        53,329          123,724
                                                   ---------      --------     -----------     ----------
Contract transactions:
 Payments received from contractowners .........     39,743         93,035        54,248          118,813
 Transfers between subaccounts, net ............     (6,838)        83,211       (79,548)          83,405
 Transfers for contract benefits and
  terminations .................................    (36,399)        (8,146)     (180,193)        (215,447)
 Annual contract charges .......................         (4)          (131)           (3)            (418)
                                                   ----------     --------     -----------     ----------
Net increase/decrease from contract
 transactions ..................................     (3,498)       167,969      (205,496)         (13,647)
                                                   ----------     --------     -----------     ----------
Net increase/(decrease) in net assets ..........     33,177        171,318      (152,167)         110,077
Net assets beginning of period .................    403,625        232,307     1,851,759        1,741,682
                                                   ----------     --------     -----------     ----------
Net assets end of period .......................   $436,802       $403,625     $1,699,592      $1,851,759
                                                   ==========     ========     ===========     ==========
 Units issued during the period ................      4,337         15,125        10,529           26,651
 Units redeemed during the period ..............     (4,115)        (1,333)      (28,088)         (27,907)
                                                   ----------     --------     -----------     ----------
 Net units issued/(redeemed) during period .....        222         13,792       (17,559)          (1,256)
                                                   ==========     ========     ===========     ==========


                                                        Alger American
                                                         MidCap Growth          AXA Premier VIP High Yield
                                                 ----------------------------- ---------------------------
                                                      2006           2005              2006 (k) (q)
                                                 -------------- -------------- ---------------------------
From operations:
 Net investment income (loss) ..................   $  (47,937)    $  (41,844)          $  250,554
 Net realized gain (loss) ......................      653,714        237,540                5,365
 Net change in unrealized appreciation
  (depreciation) ...............................     (323,700)        66,238             (183,170)
                                                   ----------     ----------           ----------
 Net increase/(decrease) in net assets from
  operations ...................................      282,077        261,934               72,749
                                                   ----------     ----------           ----------
Contract transactions:
 Payments received from contractowners .........      111,238        230,031                5,765
 Transfers between subaccounts, net ............       38,914         52,639            3,739,064
 Transfers for contract benefits and
  terminations .................................     (335,984)      (224,114)            (103,675)
 Annual contract charges .......................          (10)          (556)                 (34)
                                                   ----------     ----------           ----------
Net increase/decrease from contract
 transactions ..................................     (185,842)        58,000            3,641,120
                                                   ----------     ----------           ----------
Net increase/(decrease) in net assets ..........       96,235        319,934            3,713,869
Net assets beginning of period .................    3,327,145      3,007,211                   --
                                                   ----------     ----------           ----------
Net assets end of period .......................   $3,423,380     $3,327,145           $3,713,869
                                                   ==========     ==========           ==========
 Units issued during the period ................       45,324         34,607                2,209
 Units redeemed during the period ..............      (58,462)       (29,561)              (8,315)
                                                   ----------     ----------           ----------
 Net units issued/(redeemed) during period .....      (13,138)         5,046               (6,106)
                                                   ==========     ==========           ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                     Dreyfus IP Small Cap
                                                         Stock Index          Dreyfus Stock Index Fund, Inc.
                                                 ---------------------------- -------------------------------
                                                       2006          2005           2006            2005
                                                 --------------- ------------ --------------- ---------------
From operations:
 Net investment income (loss) ..................    $(10,023)     $  (9,812)   $      29,613   $     27,303
 Net realized gain (loss) ......................      92,549          9,893         (127,939)      (218,595)
 Net change in unrealized appreciation
  (depreciation) ...............................      35,878         42,379        1,419,489        530,852
                                                    --------      ---------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations ...................................     118,404         42,460        1,321,163        339,560
                                                    --------      ---------    -------------   ------------
Contract transactions:
 Payments received from contractowners .........     266,425        143,248          151,711        168,412
 Transfers between subaccounts, net ............     (78,604)         5,289         (447,893)      (570,131)
 Transfers for contract benefits and
  terminations .................................     (71,746)       (13,356)      (1,701,126)    (1,323,185)
 Annual contract charges .......................          (5)          (253)              --             --
                                                    -----------   ---------    -------------   ------------
Net increase/decrease from contract
 transactions ..................................     116,070        134,928       (1,997,308)    (1,724,904)
                                                    ----------    ---------    -------------   ------------
Net increase/(decrease) in net assets ..........     234,474        177,388         (676,145)    (1,385,344)
Net assets beginning of period .................     761,730        584,342       10,675,344     12,060,688
                                                    ----------    ---------    -------------   ------------
Net assets end of period .......................    $996,204      $ 761,730    $   9,999,199   $ 10,675,344
                                                    ==========    =========    =============   ============
 Units issued during the period ................      25,633         11,983           32,481         40,764
 Units redeemed during the period ..............     (17,130)        (2,057)        (263,771)      (257,587)
                                                    ----------    ---------    -------------   ------------
 Net units issued/(redeemed) during period .....       8,503          9,926         (231,290)      (216,823)
                                                    ==========    =========    =============   ============


                                                                                        EQ/Boston Advisors
                                                          EQ/Bond Index                   Equity Income
                                                 ------------------------------- --------------------------------
                                                       2006            2005             2006          2005 (a)
                                                 --------------- --------------- ----------------- --------------
From operations:
 Net investment income (loss) ..................  $     180,882   $     204,980    $     19,526      $   (4,434)
 Net realized gain (loss) ......................        (86,779)         91,188         618,155         236,737
 Net change in unrealized appreciation
  (depreciation) ...............................         43,373        (324,473)        229,383          60,806
                                                  -------------   -------------    ------------      ----------
 Net increase/(decrease) in net assets from
  operations ...................................        137,476         (28,305)        867,064         293,109
                                                  -------------   -------------    ------------      ----------
Contract transactions:
 Payments received from contractowners .........         26,045          67,397         191,981         326,952
 Transfers between subaccounts, net ............        (78,687)        216,320         193,935         186,219
 Transfers for contract benefits and
  terminations .................................       (968,307)     (1,226,611)     (1,176,322)       (645,454)
 Annual contract charges .......................            (37)         (1,643)             (4)           (383)
                                                  -------------   -------------    ---------------   ----------
Net increase/decrease from contract
 transactions ..................................     (1,020,986)       (944,537)       (790,410)       (132,666)
                                                  -------------   -------------    --------------    ----------
Net increase/(decrease) in net assets ..........       (883,510)       (972,842)         76,654         160,443
Net assets beginning of period .................      6,355,518       7,328,360       6,455,132       6,294,689
                                                  -------------   -------------    --------------    ----------
Net assets end of period .......................  $   5,472,008   $   6,355,518    $  6,531,786      $6,455,132
                                                  =============   =============    ==============    ==========
 Units issued during the period ................         17,197          37,169          42,545         104,233
 Units redeemed during the period ..............        (75,855)        (85,510)       (102,493)       (116,111)
                                                  -------------   -------------    --------------    ----------
 Net units issued/(redeemed) during period .....        (58,658)        (48,341)        (59,948)        (11,878)
                                                  =============   =============    ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                          EQ/Calvert                   EQ/Capital
                                                     Socially Responsible           Guardian Research
                                                 ----------------------------- ---------------------------
                                                    2006 (j)     2005 (b) (c)      2006      2005 (b) (d)
                                                 -------------- -------------- ------------ --------------
From operations:
 Net investment income (loss) ..................   $   (6,636)     $ (1,256)    $     (724)    $    265
 Net realized gain (loss) ......................      (13,601)       11,513          5,823          146
 Net change in unrealized appreciation
  (depreciation) ...............................       62,707        23,663          2,536          850
                                                   ----------      --------     ----------     --------
 Net increase/(decrease) in net assets from
  operations ...................................       42,470        33,920          7,635        1,261
                                                   ----------      --------     ----------     --------
Contract transactions:
 Payments received from contractowners .........        6,615         2,504             --           --
 Transfers between subaccounts, net ............    1,229,677       270,554              1       90,458
 Transfers for contract benefits and
  terminations .................................      (81,875)       (4,601)       (58,974)      (9,810)
 Annual contract charges .......................           --           (17)            --           --
                                                   ----------      --------     ----------     --------
Net increase/decrease from contract
 transactions ..................................    1,154,417       268,440        (58,973)      80,648
                                                   ----------      --------     ----------     --------
Net increase/(decrease) in net assets ..........    1,196,887       302,360        (51,338)      81,909
Net assets beginning of period .................      302,360            --         81,909           --
                                                   ----------      --------     ----------     --------
Net assets end of period .......................   $1,499,247      $302,360     $   30,571     $ 81,909
                                                   ==========      ========     ==========     ========
 Units issued during the period ................      190,513        31,518          2,022        6,922
 Units redeemed during the period ..............      (19,231)       (2,439)        (5,300)        (958)
                                                   ----------      --------     ----------     --------
 Net units issued/(redeemed) during period .....      171,282        29,079         (3,278)       5,964
                                                   ==========      ========     ==========     ========


                                                        EQ/Caywood-Scholl                  EQ/Enterprise
                                                         High Yield Bond                Moderate Allocation
                                                 ------------------------------- ---------------------------------
                                                       2006            2005            2006           2005 (e)
                                                 --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) ..................  $     263,457   $     305,186   $      727,455   $      829,097
 Net realized gain (loss) ......................        (13,389)          8,666       (3,029,557)      (3,670,689)
 Net change in unrealized appreciation
  (depreciation) ...............................        169,092        (229,357)       6,791,927        5,037,870
                                                  -------------   -------------   --------------   --------------
 Net increase/(decrease) in net assets from
  operations ...................................        419,160          84,495        4,489,825        2,196,278
                                                  -------------   -------------   --------------   --------------
Contract transactions:
 Payments received from contractowners .........         79,791          68,252          707,067          708,859
 Transfers between subaccounts, net ............        (55,801)        141,702       (1,162,720)      (1,844,396)
 Transfers for contract benefits and
  terminations .................................     (1,499,719)     (1,174,615)     (10,451,427)     (10,432,298)
 Annual contract charges .......................            (30)         (2,010)            (530)         (43,183)
                                                  -------------   -------------   --------------   --------------
Net increase/decrease from contract
 transactions ..................................     (1,475,759)       (966,671)     (10,907,610)     (11,611,018)
                                                  -------------   -------------   --------------   --------------
Net increase/(decrease) in net assets ..........     (1,056,599)       (882,176)      (6,417,785)      (9,414,740)
Net assets beginning of period .................      7,429,013       8,311,189       57,415,966       66,830,706
                                                  -------------   -------------   --------------   --------------
Net assets end of period .......................  $   6,372,414   $   7,429,013   $   50,998,181   $   57,415,966
                                                  =============   =============   ==============   ==============
 Units issued during the period ................         20,944          29,797           56,647           81,899
 Units redeemed during the period ..............       (104,664)        (90,882)        (410,877)        (524,496)
                                                  -------------   -------------   --------------   --------------
 Net units issued/(redeemed) during period .....        (83,720)        (61,085)        (354,230)        (442,597)
                                                  =============   =============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                           EQ/ GAMCO
                                                  EQ/FI Mid Cap    Mergers and Acquisitions
                                                 --------------- -----------------------------
                                                   2006 (n) (q)       2006           2005
                                                 --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $    1,895      $    5,822     $  (10,251)
 Net realized gain (loss) ......................      196,169          91,020         32,935
 Net change in unrealized appreciation
  (depreciation) ...............................      (22,064)         44,102         25,491
                                                   ----------      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      176,000         140,944         48,175
                                                   ----------      ----------     ----------
Contract transactions:
 Payments received from contractowners .........        3,615          75,407        106,979
 Transfers between subaccounts, net ............    3,451,038        (268,976)        67,389
 Transfers for contract benefits and
  terminations .................................      (56,734)        (95,584)       (75,031)
 Annual contract charges .......................          (20)             --           (135)
                                                   ----------      ----------     ----------
Net increase/decrease from contract
 transactions ..................................    3,397,899        (289,153)        99,202
                                                   ----------      ----------     ----------
Net increase/(decrease) in net assets ..........    3,573,899        (148,209)       147,377
Net assets beginning of period .................           --       1,535,735      1,388,358
                                                   ----------      ----------     ----------
Net assets end of period .......................   $3,573,899      $1,387,526     $1,535,735
                                                   ==========      ==========     ==========
 Units issued during the period ................          237          32,290         27,241
 Units redeemed during the period ..............       (6,492)        (57,784)       (18,105)
                                                   ----------      ----------     ----------
 Net units issued/(redeemed) during period .....       (6,255)        (25,494)         9,136
                                                   ==========      ==========     ==========


                                                            EQ/GAMCO
                                                       Small Company Value          EQ/Government Securities
                                                 ------------------------------- -------------------------------
                                                       2006            2005            2006            2005
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (188,474)   $   (374,947)   $    344,045    $    287,350
 Net realized gain (loss) ......................     3,566,983       4,103,913        (162,321)        (23,426)
 Net change in unrealized appreciation
  (depreciation) ...............................     2,922,975      (2,511,219)         80,429        (264,424)
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     6,301,484       1,217,747         262,153            (500)
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........       405,301         758,373         281,882         386,515
 Transfers between subaccounts, net ............      (601,967)     (1,167,978)       (762,407)       (551,352)
 Transfers for contract benefits and
  terminations .................................    (6,057,867)     (5,074,313)     (2,126,049)     (2,670,064)
 Annual contract charges .......................          (151)        (16,045)            (42)         (3,296)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (6,254,684)     (5,499,963)     (2,606,616)     (2,838,197)
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........        46,800      (4,282,216)     (2,344,463)     (2,838,697)
Net assets beginning of period .................    39,858,835      44,141,051      13,538,673      16,377,370
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 39,905,635    $ 39,858,835    $ 11,194,210    $ 13,538,673
                                                  ============    ============    ============    ============
 Units issued during the period ................        62,674         111,932          49,553          71,412
 Units redeemed during the period ..............      (271,868)       (311,582)       (260,856)       (302,318)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (209,194)       (199,650)       (211,303)       (230,906)
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                       EQ/International          EQ/JPMorgan
                                                            Growth                Core Bond
                                                 ----------------------------- --------------
                                                      2006           2005       2006 (o) (q)
                                                 -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (27,976)    $   13,199     $  399,519
 Net realized gain (loss) ......................     (252,375)      (413,262)         4,256
 Net change in unrealized appreciation
  (depreciation) ...............................    1,485,937        939,826       (325,742)
                                                   ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................    1,205,586        539,763         78,033
                                                   ----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........      220,433         65,055          7,528
 Transfers between subaccounts, net ............      948,248        (22,447)     9,642,584
 Transfers for contract benefits and
  terminations .................................     (890,668)      (729,698)      (590,430)
 Annual contract charges .......................          (33)        (2,583)           (42)
                                                   ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................      277,980       (689,673)     9,059,640
                                                   ----------     ----------     ----------
Net increase/(decrease) in net assets ..........    1,483,566       (149,910)     9,137,673
Net assets beginning of period .................    4,971,673      5,121,583             --
                                                   ----------     ----------     ----------
Net assets end of period .......................   $6,455,239     $4,971,673     $9,137,673
                                                   ==========     ==========     ==========
 Units issued during the period ................      126,844         21,342          2,558
 Units redeemed during the period ..............      (90,827)       (84,539)       (56,225)
                                                   ----------     ----------     ----------
 Net units issued/(redeemed) during period .....       36,017        (63,197)       (53,667)
                                                   ==========     ==========     ==========


                                                                                    EQ/Lord Abbett    EQ/Lord Abbett
                                                        EQ/Long Term Bond         Growth and Income    Mid Cap Value
                                                 ------------------------------- ------------------- ----------------
                                                       2006            2005          2006 (l) (q)      2006 (m) (q)
                                                 --------------- --------------- ------------------- ----------------
From operations:
 Net investment income (loss) ..................  $     262,856   $     75,426       $   37,678         $   24,537
 Net realized gain (loss) ......................         23,164        226,865           86,174             78,094
 Net change in unrealized appreciation
  (depreciation) ...............................       (254,621)       (84,591)          86,090            133,614
                                                  -------------   ------------       ----------         ----------
 Net increase/(decrease) in net assets from
  operations ...................................         31,399        217,700          209,942            236,245
                                                  -------------   ------------       ----------         ----------
Contract transactions:
 Payments received from contractowners .........        297,641        250,354           61,321              9,379
 Transfers between subaccounts, net ............       (639,554)      (139,555)       6,543,809          5,826,272
 Transfers for contract benefits and
  terminations .................................     (1,894,060)    (1,856,838)        (126,397)           (95,991)
 Annual contract charges .......................           (104)        (3,654)             (12)               (12)
                                                  -------------   ------------       ----------         ----------
Net increase/decrease from contract
 transactions ..................................     (2,236,077)    (1,749,693)       6,478,721          5,739,648
                                                  -------------   ------------       ----------         ----------
Net increase/(decrease) in net assets ..........     (2,204,678)    (1,531,993)       6,688,663          5,975,893
Net assets beginning of period .................     11,960,327     13,492,320               --                 --
                                                  -------------   ------------       ----------         ----------
Net assets end of period .......................  $   9,755,649   $ 11,960,327       $6,688,663         $5,975,893
                                                  =============   ============       ==========         ==========
 Units issued during the period ................         41,105         38,289            8,332              1,349
 Units redeemed during the period ..............       (162,384)      (117,708)         (10,983)            (6,323)
                                                  -------------   ------------       ----------         ----------
 Net units issued/(redeemed) during period .....       (121,279)       (79,419)          (2,651)            (4,974)
                                                  =============   ============       ==========         ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                                    EQ/Mercury Basic
                                                       EQ/Marsico Focus               Value Equity
                                                 ----------------------------- ---------------------------
                                                      2006       2005 (b) (f)      2006      2005 (b) (g)
                                                 -------------- -------------- ------------ --------------
From operations:
 Net investment income (loss) ..................   $  (60,339)    $  (21,022)   $    (498)     $  2,045
 Net realized gain (loss) ......................      222,495         96,582       39,562        19,928
 Net change in unrealized appreciation
  (depreciation) ...............................      216,881        541,129       55,272        11,785
                                                   ----------     ----------    ---------      --------
 Net increase/(decrease) in net assets from
  operations ...................................      379,037        616,689       94,336        33,758
                                                   ----------     ----------    ---------      --------
Contract transactions:
 Payments received from contractowners .........       66,985         13,439       26,748         4,746
 Transfers between subaccounts, net ............       61,793      4,615,821       93,002       419,280
 Transfers for contract benefits and
  terminations .................................     (543,278)       (94,081)     (46,368)       (8,423)
 Annual contract charges .......................           --             --           --           (37)
                                                   ----------     ----------    ---------      --------
Net increase/decrease from contract
 transactions ..................................     (414,500)     4,535,179       73,382       415,566
                                                   ----------     ----------    ---------      --------
Net increase/(decrease) in net assets ..........      (35,463)     5,151,868      167,718       449,324
Net assets beginning of period .................    5,151,868             --      449,324            --
                                                   ----------     ----------    ---------      --------
Net assets end of period .......................   $5,116,405     $5,151,868    $ 617,042      $449,324
                                                   ==========     ==========    =========      ========
 Units issued during the period ................       30,099        512,573       12,022        53,449
 Units redeemed during the period ..............      (68,823)       (25,775)      (5,362)       (9,483)
                                                   ----------     ----------    ---------      --------
 Net units issued/(redeemed) during period .....      (38,724)       486,798        6,660        43,966
                                                   ==========     ==========    =========      ========


                                                                                          EQ/Montag &
                                                         EQ/Money Market                Caldwell Growth
                                                 ------------------------------- ------------------------------
                                                       2006        2005 (b) (h)        2006          2005(i)
                                                 --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $    495,607    $    101,710    $   (236,400)   $   (215,190)
 Net realized gain (loss) ......................            --              --        (457,060)       (391,850)
 Net change in unrealized appreciation
  (depreciation) ...............................            --              --       1,907,898         (93,479)
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       495,607         101,710       1,214,438        (700,519)
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........     1,696,309         365,872         401,457         522,786
 Transfers between subaccounts, net ............     5,430,867      15,418,073      (2,040,886)      6,030,632
 Transfers for contract benefits and
  terminations .................................    (5,396,133)     (1,157,261)     (3,255,003)     (2,162,323)
 Annual contract charges .......................           (46)         (1,536)            (44)         (1,660)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................     1,730,997      14,625,148      (4,894,476)      4,389,435
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........     2,226,604      14,726,858      (3,680,038)      3,688,916
Net assets beginning of period .................    14,726,858              --      22,335,536      18,646,619
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 16,953,462    $ 14,726,858    $ 18,655,498    $ 22,335,535
                                                  ============    ============    ============    ============
 Units issued during the period ................       971,238       1,663,809          59,390         854,917
 Units redeemed during the period ..............      (756,139)       (242,649)       (678,994)       (483,712)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....       215,099       1,421,160        (619,604)        371,205
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                            EQ/PIMCO                          EQ/Short
                                                          Real Return                       Duration Bond
                                                 ------------------------------     -----------------------------
                                                       2006           2005               2006           2005
                                                 --------------- --------------     -------------- --------------
From operations:
 Net investment income (loss) ..................   $  34,762       $   14,558         $   25,608     $   (3,538)
 Net realized gain (loss) ......................      (2,386)           5,810              5,636         (1,128)
 Net change in unrealized appreciation
  (depreciation) ...............................     (50,048)         (34,490)             4,044          4,594
                                                  ----------       ----------         ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     (17,672)         (14,122)            35,288            (72)
                                                  ----------       ----------         ----------     ----------
Contract transactions:
 Payments received from contractowners .........      43,912           94,438            179,324         74,856
 Transfers between subaccounts, net ............      84,059         (102,903)            77,913         55,265
 Transfers for contract benefits and
  terminations .................................    (416,062)        (225,182)          (309,776)       (91,041)
 Annual contract charges .......................          (2)            (417)                --            (62)
                                                  ----------       ----------         ----------     ----------
Net increase/decrease from contract
 transactions ..................................    (288,093)        (234,064)           (52,539)        39,018
                                                  ----------       ----------         ----------     ----------
Net increase/(decrease) in net assets ..........    (305,765)        (248,186)           (17,251)        38,946
Net assets beginning of period .................   2,174,245        2,422,431          1,182,815      1,143,869
                                                  ----------       ----------         ----------     ----------
Net assets end of period .......................  $1,868,480       $2,174,245         $1,165,564     $1,182,815
                                                  ==========       ==========         ==========     ==========
 Units issued during the period ................      24,109           16,212             54,569         29,272
 Units redeemed during the period ..............     (49,646)         (36,868)           (59,201)       (25,371)
                                                  ----------       ----------         ----------     ----------
 Net units issued/(redeemed) during period .....     (25,537)         (20,656)            (4,632)         3,901
                                                  ==========       ==========         ==========     ==========


                                                            EQ/Small
                                                         Company Growth                   EQ/TCW Equity
                                                 ------------------------------   ------------------------------
                                                       2006           2005              2006           2005
                                                 --------------- --------------   --------------- --------------
From operations:
 Net investment income (loss) ..................   $ (93,605)      $  (89,951)     $   (292,303)   $   (356,266)
 Net realized gain (loss) ......................     275,435          150,091        (2,473,963)     (2,023,680)
 Net change in unrealized appreciation
  (depreciation) ...............................     364,035          315,915         1,348,150       2,866,531
                                                  ----------       ----------      ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     545,865          376,055        (1,418,116)        486,585
                                                  ----------       ----------      ------------    ------------
Contract transactions:
 Payments received from contractowners .........     168,484          204,763           293,520         247,416
 Transfers between subaccounts, net ............     101,453         (560,170)       (1,576,016)       (811,587)
 Transfers for contract benefits and
  terminations .................................    (654,934)        (469,119)       (4,452,938)     (4,261,638)
 Annual contract charges .......................          (9)            (531)             (109)        (12,889)
                                                  ----------       ----------      ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (385,006)        (825,057)       (5,735,543)     (4,838,698)
                                                  ----------       ----------      ------------    ------------
Net increase/(decrease) in net assets ..........     160,859         (449,002)       (7,153,659)     (4,352,113)
Net assets beginning of period .................   6,488,495        6,937,497        26,789,332      31,141,445
                                                  ----------       ----------      ------------    ------------
Net assets end of period .......................  $6,649,354       $6,488,495      $ 19,635,673    $ 26,789,332
                                                  ==========       ==========      ============    ============
 Units issued during the period ................      50,645           38,682            37,052          60,888
 Units redeemed during the period ..............     (91,844)        (135,302)         (428,496)       (363,795)
                                                  ----------       ----------      ------------    ------------
 Net units issued/(redeemed) during period .....     (41,199)         (96,620)         (391,444)       (302,907)
                                                  ==========       ==========      ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                           EQ/UBS Growth                  EQ/Van Kampen
                                                            and Income               Emerging Markets Equity
                                                 ---------------------------------  -------------------------
                                                        2006             2005              2006 (p) (q)
                                                 ----------------- ---------------  -------------------------
From operations:
 Net investment income (loss) ..................   $   (70,728)     $    (70,734)          $    9,405
 Net realized gain (loss) ......................       185,246           (11,857)             242,156
 Net change in unrealized appreciation
  (depreciation) ...............................     1,303,334           950,244               15,024
                                                   ------------     ------------           ----------
 Net increase/(decrease) in net assets from
  operations ...................................     1,417,852           867,653              266,585
                                                   ------------     ------------           ----------
Contract transactions:
 Payments received from contractowners .........       341,537           224,221                4,874
 Transfers between subaccounts, net ............       (85,525)         (411,846)           2,233,491
 Transfers for contract benefits and
  terminations .................................    (1,567,209)       (1,250,974)             (20,720)
 Annual contract charges .......................            (9)             (554)                  --
                                                   --------------   ------------           ----------
Net increase/decrease from contract
 transactions ..................................    (1,311,206)       (1,439,153)           2,217,645
                                                   -------------    ------------           ----------
Net increase/(decrease) in net assets ..........       106,646          (571,500)           2,484,230
Net assets beginning of period .................    11,947,242        12,518,742                   --
                                                   -------------    ------------           ----------
Net assets end of period .......................   $12,053,888      $ 11,947,242           $2,484,230
                                                   =============    ============           ==========
 Units issued during the period ................        76,347            44,175                  313
 Units redeemed during the period ..............      (208,956)         (203,813)              (5,250)
                                                   -------------    ------------           ----------
 Net units issued/(redeemed) during period .....      (132,609)         (159,638)              (4,937)
                                                   =============    ============           ==========


                                                           Fidelity VIP
                                                          Contrafund(R)              Fidelity VIP Growth
                                                  ------------------------------ ------------------------------
                                                        2006           2005           2006             2005
                                                  --------------- -------------- --------------   -------------
From operations:
 Net investment income (loss) ..................   $     (19,290)   $  (89,873)    $  (40,551)     $  (41,223)
 Net realized gain (loss) ......................       1,125,588       287,987       (299,337)       (216,006)
 Net change in unrealized appreciation
  (depreciation) ...............................        (289,115)      933,378        535,948         428,631
                                                   -------------    ----------     ----------      ----------
 Net increase/(decrease) in net assets from
  operations ...................................         817,183     1,131,492        196,060         171,402
                                                   -------------    ----------     ----------      ----------
Contract transactions:
 Payments received from contractowners .........         146,384       264,704         57,303          87,882
 Transfers between subaccounts, net ............         695,803      (213,821)      (298,790)        (52,360)
 Transfers for contract benefits and
  terminations .................................      (1,279,758)     (783,175)      (701,604)       (447,955)
 Annual contract charges .......................              --            --             --              --
                                                   -------------    ----------     ----------      ----------
Net increase/decrease from contract
 transactions ..................................        (437,571)     (732,292)      (943,091)       (412,433)
                                                   -------------    ----------     ----------      ----------
Net increase/(decrease) in net assets ..........         379,612       399,200       (747,031)       (241,031)
Net assets beginning of period .................       8,299,987     7,900,787      4,299,302       4,540,333
                                                   -------------    ----------     ----------      ----------
Net assets end of period .......................   $   8,679,599    $8,299,987     $3,552,271      $4,299,302
                                                   =============    ==========     ==========      ==========
 Units issued during the period ................          97,506        85,525         11,051          41,438
 Units redeemed during the period ..............        (134,336)     (156,954)      (140,297)       (102,074)
                                                   -------------    ----------     ----------      ----------
 Net units issued/(redeemed) during period .....         (36,830)      (71,429)      (129,246)        (60,636)
                                                   =============    ==========     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                      Fidelity VIP Growth             Franklin Income
                                                         Opportunities                   Securities
                                                 ----------------------------- ------------------------------
                                                      2006           2005            2006           2005
                                                 -------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $  (12,780)    $   (9,250)    $ 115,573       $   83,652
 Net realized gain (loss) ......................      (38,189)       (84,524)      145,892           62,683
 Net change in unrealized appreciation
  (depreciation) ...............................      112,579        229,069       526,166         (128,069)
                                                   ----------     ----------    ----------       ----------
 Net increase/(decrease) in net assets from
  operations ...................................       61,610        135,295       787,631           18,266
                                                   ----------     ----------    ----------       ----------
Contract transactions:
 Payments received from contractowners .........       47,438         16,828       186,102          698,284
 Transfers between subaccounts, net ............     (145,348)      (352,851)      144,702        1,055,651
 Transfers for contract benefits and
  terminations .................................     (244,869)      (139,099)     (687,772)        (220,016)
 Annual contract charges .......................           --             --            (5)            (509)
                                                   ----------     ----------    ----------       ----------
Net increase/decrease from contract
 transactions ..................................     (342,779)      (475,122)     (356,973)       1,533,410
                                                   ----------     ----------    ----------       ----------
Net increase/(decrease) in net assets ..........     (281,169)      (339,827)      430,658        1,551,676
Net assets beginning of period .................    1,905,137      2,244,964     4,938,765        3,387,089
                                                   ----------     ----------    ----------       ----------
Net assets end of period .......................   $1,623,968     $1,905,137    $5,369,423       $4,938,765
                                                   ==========     ==========    ==========       ==========
 Units issued during the period ................        7,543         14,773        45,857          165,056
 Units redeemed during the period ..............      (52,600)       (81,429)      (72,242)         (43,627)
                                                   ----------     ----------    ----------       ----------
 Net units issued/(redeemed) during period .....      (45,057)       (66,656)      (26,385)         121,429
                                                   ==========     ==========    ==========       ==========


                                                        Franklin Rising                Franklin Zero
                                                      Dividends Securities              Coupon 2010
                                                 ------------------------------ ----------------------------
                                                       2006           2005            2006          2005
                                                 --------------- -------------- --------------- ------------
From operations:
 Net investment income (loss) ..................   $  (5,098)      $   (8,395)    $   15,488     $  16,117
 Net realized gain (loss) ......................      69,298           50,757         (2,064)         (872)
 Net change in unrealized appreciation
  (depreciation) ...............................     273,740            4,654         (2,474)      (15,643)
                                                  ----------       ----------     ----------     ---------
 Net increase/(decrease) in net assets from
  operations ...................................     337,940           47,016         10,950          (398)
                                                  ----------       ----------     ----------     ---------
Contract transactions:
 Payments received from contractowners .........     164,337          409,964        200,713        44,336
 Transfers between subaccounts, net ............     447,244           84,373       (113,638)       63,490
 Transfers for contract benefits and
  terminations .................................    (247,120)        (152,636)       (24,332)      (65,356)
 Annual contract charges .......................          (9)            (323)            (3)          (26)
                                                  ----------       ----------     ----------     ---------
Net increase/decrease from contract
 transactions ..................................     364,452          341,378         62,740        42,444
                                                  ----------       ----------     ----------     ---------
Net increase/(decrease) in net assets ..........     702,392          388,394         73,690        42,046
Net assets beginning of period .................   2,043,846        1,655,452        596,103       554,057
                                                  ----------       ----------     ----------     ---------
Net assets end of period .......................  $2,746,238       $2,043,846     $  669,793     $ 596,103
                                                  ==========       ==========     ==========     =========
 Units issued during the period ................      49,440           55,083         31,115        12,200
 Units redeemed during the period ..............     (24,449)         (28,212)       (24,148)       (7,563)
                                                  ----------       ----------     ----------     ---------
 Net units issued/(redeemed) during period .....      24,991           26,871          6,967         4,637
                                                  ==========       ==========     ==========     =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                           Janus Aspen                Janus Aspen Series
                                                         Series Balanced                 Flexible Bond
                                                 ------------------------------- -----------------------------
                                                       2006            2005           2006           2005
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $      53,112   $      72,889    $   47,267     $   78,776
 Net realized gain (loss) ......................        138,913          41,623       (51,867)        41,645
 Net change in unrealized appreciation
  (depreciation) ...............................        446,229         389,592        51,915       (112,770)
                                                  -------------   -------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................        638,254         504,104        47,315          7,651
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners .........        100,275         122,374       127,083        134,213
 Transfers between subaccounts, net ............       (305,047)       (353,493)     (148,892)       (45,596)
 Transfers for contract benefits and
  terminations .................................     (1,320,512)     (1,216,995)     (269,870)      (239,492)
 Annual contract charges .......................             --              --            --           (403)
                                                  -------------   -------------    ----------     ----------
Net increase/decrease from contract
 transactions ..................................     (1,525,284)     (1,448,114)     (291,679)      (151,278)
                                                  -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets ..........       (887,030)       (944,010)     (244,364)      (143,627)
Net assets beginning of period .................      7,898,337       8,842,347     1,951,102      2,094,729
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   7,011,307   $   7,898,337    $1,706,738     $1,951,102
                                                  =============   =============    ==========     ==========
 Units issued during the period ................         21,052          32,902        13,296         16,544
 Units redeemed during the period ..............       (153,858)       (169,213)      (38,054)       (29,465)
                                                  -------------   -------------    ----------     ----------
 Net units issued/(redeemed) during period .....       (132,806)       (136,311)      (24,758)       (12,921)
                                                  =============   =============    ==========     ==========


                                                          Janus Aspen                Janus Aspen Series
                                                         Series Forty               International Growth
                                                 ----------------------------- ------------------------------
                                                      2006           2005            2006           2005
                                                 -------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $  (62,624)    $  (59,481)    $   21,111      $   (6,705)
 Net realized gain (loss) ......................       80,065        (52,356)       349,805          30,005
 Net change in unrealized appreciation
  (depreciation) ...............................      421,421        691,899      1,225,534         740,496
                                                   ----------     ----------     ----------      ----------
 Net increase/(decrease) in net assets from
  operations ...................................      438,862        580,062      1,596,450         763,796
                                                   ----------     ----------     ----------      ----------
Contract transactions:
 Payments received from contractowners .........      251,962        193,730        385,935         197,623
 Transfers between subaccounts, net ............     (395,171)       835,249       (127,159)         64,101
 Transfers for contract benefits and
  terminations .................................     (587,564)      (451,453)      (145,755)        (78,875)
 Annual contract charges .......................          (35)          (288)            (5)           (585)
                                                   ----------     ----------     ----------      ----------
Net increase/decrease from contract
 transactions ..................................     (730,808)       577,238        113,016         182,264
                                                   ----------     ----------     ----------      ----------
Net increase/(decrease) in net assets ..........     (291,946)     1,157,300      1,709,466         946,060
Net assets beginning of period .................    6,074,232      4,916,932      3,367,140       2,421,080
                                                   ----------     ----------     ----------      ----------
Net assets end of period .......................   $5,782,286     $6,074,232     $5,076,606      $3,367,140
                                                   ==========     ==========     ==========      ==========
 Units issued during the period ................       36,747        177,367         47,769          25,769
 Units redeemed during the period ..............     (123,192)      (146,035)       (39,004)        (12,298)
                                                   ----------     ----------     ----------      ----------
 Net units issued/(redeemed) during period .....      (86,445)        31,332          8,765          13,471
                                                   ==========     ==========     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                      Janus Aspen Series             Janus Aspen Series
                                                        Mid Cap Growth                Worldwide Growth
                                                 ----------------------------- ------------------------------
                                                      2006           2005           2006            2005
                                                 -------------- -------------- -------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (64,746)    $  (65,214)    $   17,727    $      (2,356)
 Net realized gain (loss) ......................     (512,693)      (511,026)      (508,586)        (983,655)
 Net change in unrealized appreciation
  (depreciation) ...............................    1,121,723      1,068,745      1,222,976        1,178,114
                                                   ----------     ----------     ----------    -------------
 Net increase/(decrease) in net assets from
  operations ...................................      544,284        492,505        732,117          192,103
                                                   ----------     ----------     ----------    -------------
Contract transactions:
 Payments received from contractowners .........      144,412        141,556        105,975          123,484
 Transfers between subaccounts, net ............     (268,786)      (304,894)      (307,010)        (934,617)
 Transfers for contract benefits and
  terminations .................................     (716,016)      (467,238)      (780,505)        (760,145)
 Annual contract charges .......................           --             --             --               --
                                                   ----------     ----------     ----------    -------------
Net increase/decrease from contract
 transactions ..................................     (840,390)      (630,576)      (981,540)      (1,571,278)
                                                   ----------     ----------     ----------    -------------
Net increase/(decrease) in net assets ..........     (296,106)      (138,071)      (249,423)      (1,379,175)
Net assets beginning of period .................    4,921,544      5,059,615      5,030,674        6,409,849
                                                   ----------     ----------     ----------    -------------
Net assets end of period .......................   $4,625,438     $4,921,544     $4,781,251    $   5,030,674
                                                   ==========     ==========     ==========    =============
 Units issued during the period ................       40,490         63,674         43,703           56,691
 Units redeemed during the period ..............     (186,068)      (189,033)      (210,774)        (355,209)
                                                   ----------     ----------     ----------    -------------
 Net units issued/(redeemed) during period .....     (145,578)      (125,359)      (167,071)        (298,518)
                                                   ==========     ==========     ==========    =============


                                                    MFS(R) Mid Cap Growth        MFS(R) New Discovery
                                                 ---------------------------- ---------------------------
                                                      2006           2005          2006          2005
                                                 -------------- ------------- -------------- ------------
From operations:
 Net investment income (loss) ..................   $ (9,614)      $ (10,485)    $ (8,160)     $  (7,917)
 Net realized gain (loss) ......................     50,188          33,141       75,348         16,355
 Net change in unrealized appreciation
  (depreciation) ...............................    (32,367)        (11,988)      (3,801)        12,943
                                                   --------       ---------     --------      ---------
 Net increase/(decrease) in net assets from
  operations ...................................      8,207          10,668       63,387         21,381
                                                   --------       ---------     --------      ---------
Contract transactions:
 Payments received from contractowners .........     23,896          39,613       21,273         16,133
 Transfers between subaccounts, net ............    (22,938)        (53,205)     (84,389)         7,258
 Transfers for contract benefits and
  terminations .................................    (93,916)        (74,551)     (30,599)       (49,262)
 Annual contract charges .......................         (7)           (225)          (2)          (160)
                                                   --------       ---------     --------      ---------
Net increase/decrease from contract
 transactions ..................................    (92,965)        (88,368)     (93,717)       (26,031)
                                                   --------       ---------     --------      ---------
Net increase/(decrease) in net assets ..........    (84,758)        (77,700)     (30,330)        (4,650)
Net assets beginning of period .................    742,075         819,775      579,679        584,329
                                                   --------       ---------     --------      ---------
Net assets end of period .......................   $657,317       $ 742,075     $549,349      $ 579,679
                                                   ========       =========     ========      =========
 Units issued during the period ................      2,827           4,090        5,980          2,437
 Units redeemed during the period ..............    (10,973)        (11,712)     (13,879)        (5,006)
                                                   --------       ---------     --------      ---------
 Net units issued/(redeemed) during period .....     (8,146)         (7,622)      (7,899)        (2,569)
                                                   ========       =========     ========      =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                      MFS(R) Total Return             MFS(R) Utilities
                                                 ----------------------------- ------------------------------
                                                      2006           2005            2006           2005
                                                 -------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $   36,560     $   24,593    $   11,638       $  (10,537)
 Net realized gain (loss) ......................      190,309        216,281       180,317           79,461
 Net change in unrealized appreciation
  (depreciation) ...............................      119,176       (187,612)      322,002          129,336
                                                   ----------     ----------     ---------       ----------
 Net increase/(decrease) in net assets from
  operations ...................................      346,045         53,262       513,957          198,260
                                                   ----------     ----------     ---------       ----------
Contract transactions:
 Payments received from contractowners .........      119,200        167,804        94,246          126,201
 Transfers between subaccounts, net ............      (67,759)       262,928       (37,203)         528,162
 Transfers for contract benefits and
  terminations .................................     (249,381)      (377,633)     (126,014)        (120,021)
 Annual contract charges .......................          (60)          (943)           (8)            (273)
                                                   ----------     ----------     ---------       ----------
Net increase/decrease from contract
 transactions ..................................     (198,000)        52,156       (68,979)         534,069
                                                   ----------     ----------     ---------       ----------
Net increase/(decrease) in net assets ..........      148,045        105,418       444,978          732,329
Net assets beginning of period .................    3,432,997      3,327,579     1,791,553        1,059,224
                                                   ----------     ----------     ---------       ----------
Net assets end of period .......................   $3,581,042     $3,432,997    $2,236,531       $1,791,553
                                                   ==========     ==========    ==========       ==========
 Units issued during the period ................       15,582         45,991        12,797           49,908
 Units redeemed during the period ..............      (31,564)       (41,410)      (16,556)         (15,980)
                                                   ----------     ----------     ---------       ----------
 Net units issued/(redeemed) during period .....      (15,982)         4,581        (3,759)          33,928
                                                   ==========     ==========     =========       ==========


                                                         Old Mutual                   Oppenheimer
                                                        Select Value               Global Securities
                                                 --------------------------- -----------------------------
                                                      2006          2005           2006           2005
                                                 -------------- ------------ --------------- -------------
From operations:
 Net investment income (loss) ..................   $  1,472      $   4,536     $ (33,449)     $  (26,314)
 Net realized gain (loss) ......................     17,920          9,496       513,568         140,968
 Net change in unrealized appreciation
  (depreciation) ...............................    129,880          5,033       427,222         494,356
                                                   --------      ---------    ----------      ----------
 Net increase/(decrease) in net assets from
  operations ...................................    149,272         19,065       907,341         609,010
                                                   --------      ---------    ----------      ----------
Contract transactions:
 Payments received from contractowners .........      9,680         30,284       207,364         412,875
 Transfers between subaccounts, net ............     89,299        (26,376)      616,998         920,228
 Transfers for contract benefits and
  terminations .................................    (31,126)       (19,600)     (550,000)       (296,683)
 Annual contract charges .......................         (4)          (196)           (5)           (358)
                                                   --------      ---------    ----------      ----------
Net increase/decrease from contract
 transactions ..................................     67,849        (15,888)      274,357       1,036,062
                                                   --------      ---------    ----------      ----------
Net increase/(decrease) in net assets ..........    217,121          3,177     1,181,698       1,645,072
Net assets beginning of period .................    626,100        622,923     5,543,256       3,898,184
                                                   --------      ---------    ----------      ----------
Net assets end of period .......................   $843,221      $ 626,100    $6,724,954      $5,543,256
                                                   ========      =========    ==========      ==========
 Units issued during the period ................     11,207          4,133        58,703         111,165
 Units redeemed during the period ..............     (5,664)        (5,961)      (43,754)        (44,846)
                                                   --------      ---------    ----------      ----------
 Net units issued/(redeemed) during period .....      5,543         (1,828)       14,949          66,319
                                                   ========      =========    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                          Oppenheimer                    PIMCO Global
                                                         Main Street(R)                Bond (Unhedged)
                                                 ------------------------------ ------------------------------
                                                       2006           2005            2006           2005
                                                 --------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $ (10,148)      $   (3,525)    $  50,508       $   33,739
 Net realized gain (loss) ......................      57,342           79,773       (10,633)          51,657
 Net change in unrealized appreciation
  (depreciation) ...............................     210,207           (5,385)       42,159         (326,322)
                                                  ----------       ----------    ----------       ----------
 Net increase/(decrease) in net assets from
  operations ...................................     257,401           70,863        82,034         (240,926)
                                                  ----------       ----------    ----------       ----------
Contract transactions:
 Payments received from contractowners .........     235,931          196,983        59,366          177,103
 Transfers between subaccounts, net ............       5,814         (560,585)       28,491           29,531
 Transfers for contract benefits and
  terminations .................................    (154,557)        (146,792)     (319,712)        (305,975)
 Annual contract charges .......................          (5)            (360)           (5)            (350)
                                                  ----------       ----------    ----------       ----------
Net increase/decrease from contract
 transactions ..................................      87,183         (510,754)     (231,860)         (99,691)
                                                  ----------       ----------    ----------       ----------
Net increase/(decrease) in net assets ..........     344,584         (439,891)     (149,826)        (340,617)
Net assets beginning of period .................   1,826,407        2,266,298     2,643,750        2,984,367
                                                  ----------       ----------    ----------       ----------
Net assets end of period .......................  $2,170,991       $1,826,407    $2,493,924       $2,643,750
                                                  ==========       ==========    ==========       ==========
 Units issued during the period ................      33,323           25,459        18,767           29,667
 Units redeemed during the period ..............     (26,182)         (66,536)      (35,803)         (37,765)
                                                  ----------       ----------    ----------       ----------
 Net units issued/(redeemed) during period .....       7,141          (41,077)      (17,036)          (8,098)
                                                  ==========       ==========    ==========       ==========


                                                        PIMCO StocksPLUS               Premier VIT
                                                       Growth and Income              OpCap Equity
                                                 ------------------------------ -------------------------
                                                       2006           2005          2006         2005
                                                 --------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $ 163,763       $   44,449    $  (3,756)   $  (3,338)
 Net realized gain (loss) ......................     138,531          127,945       36,313        1,477
 Net change in unrealized appreciation
  (depreciation) ...............................     272,832          (77,631)      28,360       24,222
                                                  ----------       ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................     575,126           94,763       60,917       22,361
                                                  ----------       ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      95,661          288,915           --           --
 Transfers between subaccounts, net ............    (142,424)         (15,453)     (58,587)      60,310
 Transfers for contract benefits and
  terminations .................................    (321,405)        (267,088)     (11,755)     (21,902)
 Annual contract charges .......................          (3)            (948)          --         (121)
                                                  ----------       ----------    ---------    ---------
Net increase/decrease from contract
 transactions ..................................    (368,171)           5,426      (70,342)      38,287
                                                  ----------       ----------    ---------    ---------
Net increase/(decrease) in net assets ..........     206,955          100,189       (9,425)      60,648
Net assets beginning of period .................   4,562,160        4,461,971      449,931      389,283
                                                  ----------       ----------    ---------    ---------
Net assets end of period .......................  $4,769,115       $4,562,160    $ 440,506    $ 449,931
                                                  ==========       ==========    =========    =========
 Units issued during the period ................       9,900           42,595           --        1,371
 Units redeemed during the period ..............     (38,476)         (41,645)      (1,198)        (642)
                                                  ----------       ----------    ---------    ---------
 Net units issued/(redeemed) during period .....     (28,576)             950       (1,198)         729
                                                  ==========       ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                          Premier VIT                 Premier VIT
                                                         OpCap Managed              OpCap Small Cap
                                                 ----------------------------- -------------------------
                                                      2006           2005          2006         2005
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $    7,640     $      724     $ (3,886)   $  (3,165)
 Net realized gain (loss) ......................      158,870         75,136       19,825       35,086
 Net change in unrealized appreciation
  (depreciation) ...............................      (53,865)       (12,536)      46,564      (30,475)
                                                   ----------     ----------     --------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................      112,645         63,324       62,503        1,446
                                                   ----------     ----------     --------    ---------
Contract transactions:
 Payments received from contractowners .........       12,000         12,000           --           --
 Transfers between subaccounts, net ............     (358,186)      (223,758)      (3,464)      65,558
 Transfers for contract benefits and
  terminations .................................      (28,540)      (130,585)         (87)          --
 Annual contract charges .......................           --           (788)         (30)        (109)
                                                   ----------     ----------     --------    ---------
Net increase/decrease from contract
 transactions ..................................     (374,726)      (343,131)      (3,581)      65,449
                                                   ----------     ----------     --------    ---------
Net increase/(decrease) in net assets ..........     (262,081)      (279,807)      58,922       66,895
Net assets beginning of period .................    1,486,144      1,765,951      275,334      208,439
                                                   ----------     ----------     --------    ---------
Net assets end of period .......................   $1,224,063     $1,486,144     $334,256    $ 275,334
                                                   ==========     ==========     ========    =========
 Units issued during the period ................          182          1,416           --        1,216
 Units redeemed during the period ..............       (5,742)        (6,884)         (45)         (12)
                                                   ----------     ----------     --------    ---------
 Net units issued/(redeemed) during period .....       (5,560)        (5,468)         (45)       1,204
                                                   ==========     ==========     ========    =========


                                                                                  ProFund VP
                                                     ProFund VP Bear       Rising Rates Opportunity
                                                 ------------------------ ---------------------------
                                                     2006         2005         2006          2005
                                                 ------------ ----------- ------------- -------------
From operations:
 Net investment income (loss) ..................  $     356    $   (806)   $     2,579   $  (13,146)
 Net realized gain (loss) ......................     (4,636)     (1,775)       (30,890)     (68,439)
 Net change in unrealized appreciation
  (depreciation) ...............................     (7,625)        716         96,986      (18,370)
                                                  ---------    --------    -----------   ----------
 Net increase/(decrease) in net assets from
  operations ...................................    (11,905)     (1,865)        68,675      (99,955)
                                                  ---------    --------    -----------   ----------
Contract transactions:
 Payments received from contractowners .........         --          --         13,787       77,229
 Transfers between subaccounts, net ............    128,082      (3,769)       (39,793)    (244,195)
 Transfers for contract benefits and
  terminations .................................    (42,188)       (525)      (119,851)     (64,393)
 Annual contract charges .......................         --          --             --          (90)
                                                  ---------    --------    -----------   ----------
Net increase/decrease from contract
 transactions ..................................     85,894      (4,294)      (145,857)    (231,449)
                                                  ---------    --------    -----------   ----------
Net increase/(decrease) in net assets ..........     73,989      (6,159)       (77,182)    (331,404)
Net assets beginning of period .................     58,804      64,963        808,606    1,140,010
                                                  ---------    --------    -----------   ----------
Net assets end of period .......................  $ 132,793    $ 58,804    $   731,424   $  808,606
                                                  =========    ========    ===========   ==========
 Units issued during the period ................     16,025       1,406         13,130       12,150
 Units redeemed during the period ..............     (6,447)     (2,023)       (29,934)     (40,537)
                                                  ---------    --------    -----------   ----------
 Net units issued/(redeemed) during period .....      9,578        (617)       (16,804)     (28,387)
                                                  =========    ========    ===========   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDING DECEMBER 31,


                                                          ProFund VP                Van Kampen UIF
                                                           UltraBull              Global Value Equity
                                                 ----------------------------- -------------------------
                                                      2006           2005          2006         2005
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (24,890)    $  (34,366)   $   2,382    $  (1,859)
 Net realized gain (loss) ......................      131,357        218,272       62,561       27,584
 Net change in unrealized appreciation
  (depreciation) ...............................      299,319       (203,771)      76,592          308
                                                   ----------     ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................      405,786        (19,865)     141,535       26,033
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........       28,961         96,399       48,162       59,127
 Transfers between subaccounts, net ............      (46,255)      (359,599)     142,878       73,422
 Transfers for contract benefits and
  terminations .................................     (145,501)      (157,924)     (63,838)     (59,095)
 Annual contract charges .......................           --           (148)          --         (140)
                                                   ----------     ----------    ---------    ---------
Net increase/decrease from contract
 transactions ..................................     (162,795)      (421,272)     127,202       73,314
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      242,991       (441,137)     268,737       99,347
Net assets beginning of period .................    2,034,833      2,475,970      608,165      508,818
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $2,277,824     $2,034,833    $ 876,902    $ 608,165
                                                   ==========     ==========    =========    =========
 Units issued during the period ................        8,025         28,397       16,726       12,617
 Units redeemed during the period ..............      (18,383)       (60,735)      (7,004)      (5,930)
                                                   ----------     ----------    ---------    ---------
 Net units issued/(redeemed) during period .....      (10,358)       (32,338)       9,722        6,687
                                                   ==========     ==========    =========    =========


                                                         Van Kampen UIF
                                                        U.S. Real Estate
                                                 ------------------------------
                                                       2006           2005
                                                 --------------- --------------
From operations:
 Net investment income (loss) ..................   $   (18,926)    $   (8,402)
 Net realized gain (loss) ......................     1,370,284        716,307
 Net change in unrealized appreciation
  (depreciation) ...............................     1,356,105        329,911
                                                   -----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     2,707,463      1,037,816
                                                   -----------     ----------
Contract transactions:
 Payments received from contractowners .........       338,869        451,542
 Transfers between subaccounts, net ............       515,697       (395,131)
 Transfers for contract benefits and
  terminations .................................      (873,341)      (428,927)
 Annual contract charges .......................           (43)          (988)
                                                   -----------     ----------
Net increase/decrease from contract
 transactions ..................................       (18,818)      (373,504)
                                                   -----------     ----------
Net increase/(decrease) in net assets ..........     2,688,645        664,312
Net assets beginning of period .................     7,526,470      6,862,158
                                                   -----------     ----------
Net assets end of period .......................   $10,215,115     $7,526,470
                                                   ===========     ==========
 Units issued during the period ................        64,241         56,698
 Units redeemed during the period ..............       (65,342)       (75,980)
                                                   -----------     ----------
 Net units issued/(redeemed) during period .....        (1,101)       (19,282)
                                                   ===========     ==========

-------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (See Note 5)
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005. (See Note 5)
(h) EQ/Money Market was substituted for EQ/MONY Money Market on
    September 9, 2005. (See Note 5)
(i) EQ/Montag & Caldwell was substituted for EQ/Multi-Cap Growth on
    September 9, 2005. (See Note 5)
(j) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond-Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on
    November 3, 2006. (See Note 5)
(p) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(q) Commenced operations on November 3, 2006

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")), upon which MONY Group became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONY Master, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively the "Variable Annuity Policies". These policies are issued by MONY.

   There are sixty-four MONY Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, AXA Premier VIP Trust ("VIP"), Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, Premier VIT (formerly PIMCO Advisors VIT), PIMCO Variable Insurance Trust, ProFunds, or The Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY.

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY. The assets of the Variable Account are the property of MONY. However, the portion of the Variable Account's assets attributable to the Variable Annuity policies will not be charged with liabilities arising out of other business MONY may conduct.

   The Variable Account consists of the following variable investment options:

o AIM V.I. Basic Value
o AIM V.I. Financial Services             o EQ/Short Duration Bond
o AIM V.I. Global Health Care             o EQ/Small Company Growth(2)
o AIM V.I. Mid Cap Core Equity            o EQ/TCW Equity
o AIM V.I. Technology                     o EQ/UBS Growth and Income
o Alger American Balanced                 o EQ/Van Kampen Emerging Markets Equity
o Alger American MidCap Growth            o Fidelity VIP Contrafund(R)
o AXA Premier VIP High Yield              o Fidelity VIP Growth
o Dreyfus IP Small Cap Stock Index        o Fidelity VIP Growth Opportunities
o Dreyfus Stock Index Fund, Inc.          o Franklin Income Securities
o EQ/Bond Index(1)                        o Franklin Rising Dividends Securities
o EQ/Boston Advisors Equity Income        o Franklin Zero Coupon 2010
o EQ/Calvert Socially Responsible         o Janus Aspen Series Balanced
o EQ/Capital Guardian Research            o Janus Aspen Series Flexible Bond
o EQ/Caywood-Scholl High Yield Bond       o Janus Aspen Series Forty
o EQ/Enterprise Moderate Allocation       o Janus Aspen Series International Growth
o EQ/FI Mid Cap                           o Janus Aspen Series Mid Cap Growth
o EQ/GAMCO Mergers and Acquisitions       o Janus Aspen Series Worldwide Growth
o EQ/GAMCO Small Company Value            o MFS(R) Mid Cap Growth
o EQ/Government Securities                o MFS(R) New Discovery
o EQ/International Growth                 o MFS(R) Total Return
o EQ/JPMorgan Core Bond                   o MFS(R) Utilities
o EQ/Long Term Bond                       o Old Mutual Select Value
o EQ/Lord Abbett Growth and Income        o Oppenheimer Global Securities
o EQ/Lord Abbett Mid Cap Value            o Oppenheimer Main Street(R)
o EQ/Marsico Focus                        o PIMCO Global Bond (Unhedged)
o EQ/Mercury Basic Value Equity           o PIMCO StocksPLUS Growth and Income
o EQ/Money Market                         o Premier VIT OpCap Equity
o EQ/Montag & Caldwell Growth             o Premier VIT OpCap Managed
o EQ/PIMCO Real Return                    o Premier VIT OpCap Small Cap

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

o ProFund VP Bear                            o Van Kampen UIF Global Value Equity
o ProFund VP Rising Rates Opportunity        o Van Kampen UIF U.S. Real Estate
o ProFund VP UltraBull

----------
 (1) Formerly known as EQ/Intermediate Term Bond
 (2) Formerly known as EQ/Bear Stearns Small Company Growth


   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the contractowner.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Due to and Due From:

   Amounts due to/from MONY and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY's General Account to provide for other policy benefits, as required by state law. MONY's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in annual contract charges are administrative charges, if applicable.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY, which is taxed as a life insurance company

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


2. Significant Accounting Policies (Concluded)

   under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY is expected to affect the unit values of Variable Annuity policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Related Party Transactions

   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for certain sales distribution expenses and any premium taxes.

   With respect to certain variable contracts, a periodic deduction is made from the total amount under the policy in each subaccount ("fund value") for the Annual Contract Charge. MONY may impose a surrender charge when a contractowner requests a full or partial surrender. The Variable Account treats these deductions as contractowner redemptions. For the year ended December 31, 2006, $53,697,381 was deducted for all MONY Variable Account subaccounts for such purposes.

   MONY received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2006, MONY received $320,863 in aggregate from certain Funds in connection with the MONY subaccounts.

   Investment Manager and Advisors:

   EQAT and VIP have the right to issue two classes of shares--Class A and Class
   B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.15% of average daily net assets. AXA Equitable, as investment manger of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   In the fourth quarter of 2005 AXA Financial completed its sale of The Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is The Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of The Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   Contract Distribution and Principal Underwriter:

   AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Annuity policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Variable Annuity policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

   During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Annuity policies and the Variable Account. Effective June 6, 2005,

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions (Concluded)

   subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2006 were as follows:



                                                         Cost of          Proceeds from
MONY Variable Account A Subaccounts:                 Shares Acquired     Shares Redeemed
-------------------------------------------------   -----------------   ----------------
AIM V.I. Basic Value ............................      $   397,867         $   488,299
AIM V.I. Financial Services .....................           86,778              58,465
AIM V.I. Global Health Care .....................           97,807             202,912
AIM V.I. Mid Cap Core Equity ....................          152,863             199,963
AIM V.I. Technology .............................           49,984              59,506
Alger American Balanced .........................          207,789             316,894
Alger American MidCap Growth ....................        1,102,222             817,958
AXA Premier VIP High Yield ......................          276,041             110,254
Dreyfus IP Small Cap Stock Index ................          416,493             291,012
Dreyfus Stock Index Fund, Inc. ..................          392,649           2,360,343
EQ/Bond Index ...................................          481,894           1,318,427
EQ/Boston Advisors Equity Income ................          865,515           1,347,358
EQ/Calvert Socially Responsible .................           21,360             151,198
EQ/Capital Guardian Research ....................              244              59,942
EQ/Caywood-Scholl High Yield Bond ...............          985,281           2,197,583
EQ/Enterprise Moderate Allocation ...............        2,418,095          12,598,253
EQ/FI Mid Cap ...................................          173,623             109,672
EQ/GAMCO Mergers and Acquisitions ...............          343,994             591,479
EQ/GAMCO Small Company Value ....................        3,537,571           8,005,263
EQ/Government Securities ........................          889,772           3,152,332
EQ/International Growth .........................        1,304,047           1,054,044
EQ/JPMorgan Core Bond ...........................          447,428             767,537
EQ/Long Term Bond ...............................          889,855           2,863,063
EQ/Lord Abbett Growth and Income ................          239,096             164,210
EQ/Lord Abbett Mid Cap Value ....................          127,702             124,006
EQ/Marsico Focus ................................          469,646             825,325
EQ/Mercury Basic Value Equity ...................          171,515              67,300
EQ/Money Market .................................       10,987,419           8,760,814
EQ/Montag & Caldwell Growth .....................          535,174           5,667,380
EQ/PIMCO Real Return ............................          293,065             536,289
EQ/Short Duration Bond ..........................          561,457             588,388
EQ/Small Company Growth .........................          630,648           1,022,117
EQ/TCW Equity ...................................          483,298           6,511,145
EQ/UBS Growth and Income ........................          741,309           2,123,137
EQ/Van Kampen Emerging Markets Equity ...........          208,302             155,830
Fidelity VIP Contrafund(R) ......................        1,783,132           1,543,987
Fidelity VIP Growth .............................           66,580           1,050,221
Fidelity VIP Growth Opportunities ...............           63,859             419,416
Franklin Income Securities ......................          717,915             934,757
Franklin Rising Dividends Securities ............          763,150             391,445
Franklin Zero Coupon 2010 .......................          331,483             253,255
Janus Aspen Series Balanced .....................          342,202           1,814,373
Janus Aspen Series Flexible Bond ................          218,849             459,541
Janus Aspen Series Forty ........................          345,182           1,138,614
Janus Aspen Series International Growth .........          950,316             816,188
Janus Aspen Series Mid Cap Growth ...............          182,575           1,087,711
Janus Aspen Series Worldwide Growth .............          273,707           1,237,519
MFS(R) Mid Cap Growth ...........................           60,101             138,023
MFS(R) New Discovery ............................           81,613             172,300
MFS(R) Total Return .............................          374,473             425,908
MFS(R) Utilities ................................          348,361             334,667
Old Mutual Select Value .........................          139,485              70,163
Oppenheimer Global Securities ...................        1,367,050             816,642

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Concluded)


                                                     Cost of          Proceeds from
MONY Variable Account A Subaccounts:             Shares Acquired     Shares Redeemed
---------------------------------------------   -----------------   ----------------
Oppenheimer Main Street(R) ..................       $  437,245         $  360,210
PIMCO Global Bond (Unhedged) ................          364,149            545,602
PIMCO StocksPLUS Growth and Income ..........          330,962            535,368
Premier VIT OpCap Equity ....................           28,216             76,119
Premier VIT OpCap Managed ...................          194,065            401,643
Premier VIT OpCap Small Cap .................           21,404             12,468
ProFund VP Bear .............................          145,313             59,064
ProFund VP Rising Rates Opportunity .........          127,523            270,801
ProFund VP UltraBull ........................          245,495            314,697
Van Kampen UIF Global Value Equity ..........          273,331            113,745
Vank Kampen UIF U.S. Real Estate ............        2,242,426          1,678,422

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


-----------------------------------------------------------------------------------------------------
 November 3, 2006          Removed Portfolio                     Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           The Dreyfus Socially Responsible
                           Growth Fund, Inc.                     EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
Shares                         46,565                               152,535
Value                      $    27.68                            $     8.45
Net assets before merger   $1,288,918                            $       --
Net assets after merger    $       --                            $1,288,918
-----------------------------------------------------------------------------------------------------
                           Lord Abbett
                           Bond Debenture                        AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------
Shares                        302,913                               631,497
Value                      $    12.30                            $     5.90
Net assets before merger   $3,725,831                            $       --
Net assets after merger    $       --                            $3,725,831
-----------------------------------------------------------------------------------------------------
                           Lord Abbett                           EQ/Lord Abbett
                           Growth and Income                     Growth and Income
-----------------------------------------------------------------------------------------------------
Shares                        219,660                               537,939
Value                      $    29.51                            $    12.05
Net assets before merger   $6,482,163                            $       --
Net assets after merger    $       --                            $6,482,163
-----------------------------------------------------------------------------------------------------
                           Lord Abbett                           EQ/Lord Abbett
                           Mid Cap Value                         Mid Cap Value
-----------------------------------------------------------------------------------------------------
Shares                        256,429                               480,353
Value                      $    22.61                            $    12.07
Net assets before merger   $5,797,866                            $       --
Net assets after merger    $       --                            $5,797,866
-----------------------------------------------------------------------------------------------------
                           Old Mutual
                           Mid-Cap                               EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------
Shares                        206,045                               326,174
Value                      $    16.97                            $    10.72
Net assets before merger   $3,496,585                            $       --
Net assets after merger    $       --                            $3,496,585
-----------------------------------------------------------------------------------------------------
                                                                 EQ/JPMorgan
                           PIMCO Real Return                     Core Bond
-----------------------------------------------------------------------------------------------------
Shares                        788,637                               860,836
Value                      $    12.40                            $    11.36
Net assets before merger   $9,779,095                            $       --
Net assets after merger    $       --                            $9,779,095
-----------------------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging               EQ/Van Kampen Emerging Markets
                           Markets Equity                        Equity
-----------------------------------------------------------------------------------------------------
Shares                        134,408                               149,570
Value                      $    17.46                            $    15.69
Net assets before merger   $2,346,757                            $       --
Net assets after merger    $       --                            $2,346,757
-----------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)


---------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio             Surviving Portfolio
---------------------------------------------------------------------------------
                           EQ/Enterprise
                           Capital Appreciation           EQ/Marsico Focus
---------------------------------------------------------------------------------
Shares -- Class B             688,963                        336,534
Value -- Class B           $     7.41                    $     15.17
Net assets before merger   $5,105,218                    $        --
Net assets after merger    $       --                    $ 5,105,218
---------------------------------------------------------------------------------
                                                         EQ/Mercury Basic
                           EQ/Enterprise Deep Value      Value Equity
---------------------------------------------------------------------------------
Shares -- Class B              32,680                         27,990
Value -- Class B           $    13.31                    $     15.54
Net assets before merger   $  434,966                    $        --
Net assets after merger    $       --                    $   434,966
---------------------------------------------------------------------------------
                           EQ/Enterprise Global          EQ/Calvert
                           Socially Responsive           Socially Responsible
---------------------------------------------------------------------------------
Shares -- Class B              27,275                         38,564
Value -- Class B           $    11.58                    $      8.19
Net assets before merger   $  315,842                    $        --
Net assets after merger    $       --                    $   315,842
---------------------------------------------------------------------------------
                           EQ/Enterprise                 EQ/Montag & Caldwell
                           Multi-Cap Growth              Growth
---------------------------------------------------------------------------------
Shares -- Class B             691,725                      1,145,712
Value -- Class B           $     8.53                    $      5.15
Net assets before merger   $5,900,418                    $18,216,450
Net assets after merger    $       --                    $24,116,868
---------------------------------------------------------------------------------
                                                         EQ/Capital Guardian
                            EQ/MONY Diversified          Research
---------------------------------------------------------------------------------
Shares -- Class A               4,589                          4,355
Value -- Class A           $    11.72                    $     12.35
Net assets before merger   $   53,786                    $        --
Net assets after merger    $       --                    $    53,786
---------------------------------------------------------------------------------
                                                         EQ/Capital Guardian
                            EQ/MONY Equity Growth        Research
---------------------------------------------------------------------------------
Shares -- Class A               1,794                          2,955
Value -- Class A           $    20.34                    $     12.35
Net assets before merger   $   36,490                    $        --
Net assets after merger    $       --                    $    36,490

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)


----------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio         Surviving Portfolio
----------------------------------------------------------------------------
                           EQ/MONY Equity            EQ/Boston Advisors
                           Income                    Equity Income
----------------------------------------------------------------------------
Shares Class A                   1,478                     3,519
Shares Class B             $        --                 1,069,656
Value Class A              $     15.43               $      6.48
Value Class B              $        --               $      6.49
Net assets before merger   $    22,804               $ 6,942,067
Net assets after merger    $        --               $ 6,964,871
----------------------------------------------------------------------------
                            EQ/MONY Money Market      EQ/Money Market
----------------------------------------------------------------------------
Shares -- Class A           16,138,835                16,138,835
Value -- Class A           $      1.00               $      1.00
Net assets before merger   $16,138,835
Net assets after merger                              $16,138,835
----------------------------------------------------------------------------

   Effective March 24, 2005, Premier VIT OpCap U.S. Government (formerly known as PIMCO Advisors VIT OpCap U.S. Government Income) Income was removed from the Variable Account as a variable investment option. Contractowners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Premier VIT OpCap U.S. Government among the other variable investment options in the Variable Account. Any amounts remaining in the variable investment option on March 24, 2005 were defaulted to EQ/Money Market.

   Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of contractowners' units, and did not constitute a taxable event.


6. Financial Highlights

   The Variable Annuity Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2006, 2005 and 2004 are presented respectively in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 are presented for each portfolio of the funds rather than each Variable Annuity Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit value of the Variable Annuity Policies.

   The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


   1.20% to a high of 2.42%.

   Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

   Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. This charge would be deducted from the fund value.

   Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

   Loan Interest Rate Spread: This charge is deducted from the fund value at a rate 2.50%.


                                                                   At December 31,
                                                        -----------------------------------
                                                                       Units
                                                                    Outstanding
                                                        -----------------------------------
                                                            2006        2005        2004
                                                        ----------- ----------- -----------
AIM V.I. Basic Value ..................................   166,287     178,258     195,144
AIM V.I. Financial Services ...........................    52,266      50,444      35,145
AIM V.I. Global Health Care ...........................    95,600     103,224      88,048
AIM V.I. Mid Cap Core Equity ..........................    50,573      58,863      54,405
AIM V.I. Technology ...................................    34,553      34,331      20,539
Alger American Balanced ...............................   138,545     156,104     157,360
Alger American MidCap Growth ..........................   232,512     245,650     240,604
AXA Premier VIP High Yield (k) (q) ....................   264,611          --          --
Dreyfus IP Small Cap Stock Index ......................    60,850      52,347      42,421
Dreyfus Stock Index Fund, Inc. ........................ 1,067,536   1,298,826   1,515,649
EQ/Bond Index .........................................   336,042     394,700     443,041
EQ/Boston Advisors Equity Income (a) ..................   460,748     520,696     532,574
EQ/Calvert Socially Responsible (b) (c) (j) ...........   200,361      29,079          --
EQ/Capital Guardian Research (b) (d) ..................     2,686       5,964          --
EQ/Caywood-Scholl High Yield Bond .....................   383,908     467,628     528,713
EQ/Enterprise Moderate Allocation (e) ................. 1,671,734   2,025,964   2,468,561
EQ/FI Mid Cap (n) (q) .................................   232,614          --          --
EQ/GAMCO Mergers and Acquisitions .....................   111,918     137,412     128,276
EQ/GAMCO Small Company Value .......................... 1,387,820   1,597,014   1,796,664
EQ/Government Securities ..............................   945,751   1,157,054   1,387,960
EQ/International Growth ...............................   495,545     459,528     522,725
EQ/JPMorgan Core Bond (o) (q) .........................   693,975          --          --
EQ/Long Term Bond .....................................   526,356     647,635     727,054
EQ/Lord Abbett Growth and Income (l) (q) ..............   471,665          --          --
EQ/Lord Abbett Mid Cap Value (m) (q) ..................   382,402          --          --
EQ/Marsico Focus (b) (f) ..............................   448,074     486,798          --
EQ/Mercury Basic Value Equity (b) (g) .................    50,626      43,966          --
EQ/Money Market (b) (h) ............................... 1,636,259   1,421,160          --
EQ/Montag & Caldwell Growth (i) ....................... 2,170,908   2,790,512   2,419,307
EQ/PIMCO Real Return ..................................   167,699     193,236     213,892
EQ/Short Duration Bond ................................   113,647     118,279     114,378
EQ/Small Company Growth ...............................   624,682     665,881     762,501
EQ/TCW Equity ......................................... 1,309,373   1,700,817   2,003,724
EQ/UBS Growth and Income .............................. 1,090,469   1,223,078   1,382,716
EQ/Van Kampen Emerging Markets Equity (p) (q) .........    93,882          --          --
Fidelity VIP Contrafund(R) ............................   695,758     732,588     804,017
Fidelity VIP Growth ...................................   471,075     600,321     660,957
Fidelity VIP Growth Opportunities .....................   205,864     250,921     317,577
Franklin Income Securities ............................   361,667     388,052     266,623
Franklin Rising Dividends Securities ..................   179,307     154,316     127,445
Franklin Zero Coupon 2010 .............................    68,153      61,186      56,549
Janus Aspen Series Balanced ...........................   575,752     708,558     844,869


                                                                                             At December 31,
                                                     ------------------------------------------------------------------------------
                                                                     Unit Value                                     Net Assets
                                                                  Lowest to Highest                                  (000's)
                                                     ------------------------------------------------------ -----------------------
                                                            2006                2005             2004         2006   2005    2004
                                                     ----------------- ------------------ ----------------- ------- ------ --------
AIM V.I. Basic Value ............................... $14.19 to $14.78   $12.85 to $13.21  $12.45 to $12.65  $2,474  $2,377 $2,493
AIM V.I. Financial Services ........................   13.39 to 13.93     11.64 to 12.25    11.12 to 11.85     737     620    415
AIM V.I. Global Health Care ........................   11.45 to 12.79     11.01 to 12.45    10.30 to 11.80   1,137   1,182    941
AIM V.I. Mid Cap Core Equity .......................   14.14 to 14.91     13.02 to 13.57    12.40 to 12.76     764     812    707
AIM V.I. Technology ................................   10.48 to 13.13      9.60 to 12.17     9.51 to 12.21     437     404    232
Alger American Balanced ............................   11.98 to 12.11     11.71 to 11.72    10.93 to 11.08   1,700   1,852  1,742
Alger American MidCap Growth .......................   14.88 to 15.26     13.67 to 14.19    12.60 to 13.24   3,423   3,327  3,007
AXA Premier VIP High Yield (k) (q) .................   12.04 to 14.33                 --                --   3,714      --     --
Dreyfus IP Small Cap Stock Index ...................   16.22 to 16.60     14.35 to 14.87    13.54 to 14.20     996     762    584
Dreyfus Stock Index Fund, Inc. .....................             9.37               8.22              7.96   9,999  10,675 12,061
EQ/Bond Index ......................................   12.79 to 24.57     12.49 to 23.95    12.55 to 24.04   5,472   6,356  7,328
EQ/Boston Advisors Equity Income (a) ...............   14.34 to 15.82     12.51 to 13.97    11.92 to 13.47   6,532   6,455  6,295
EQ/Calvert Socially Responsible (b) (c) (j) ........   10.81 to 10.82     10.40 to 10.52                --   1,499     302     --
EQ/Capital Guardian Research (b) (d) ...............            11.38              10.26                --      31      82     --
EQ/Caywood-Scholl High Yield Bond ..................   14.51 to 21.72     13.62 to 20.37    13.44 to 20.08   6,372   7,429  8,311
EQ/Enterprise Moderate Allocation (e) ..............   11.80 to 12.87     10.84 to 11.97    10.43 to 11.66  50,998  57,416 66,831
EQ/FI Mid Cap (n) (q) ..............................   15.68 to 15.85                 --                --   3,574
EQ/GAMCO Mergers and Acquisitions ..................   12.07 to 12.26     11.03 to 11.06    10.71 to 10.81   1,388   1,536  1,388
EQ/GAMCO Small Company Value .......................   17.00 to 18.18     14.65 to 15.48    14.39 to 15.02  39,906  39,859 44,141
EQ/Government Securities ...........................    9.90 to 10.82      9.79 to 10.57     9.90 to 10.56  11,194  13,539 16,377
EQ/International Growth ............................    9.77 to 17.82      7.88 to 14.36     7.07 to 12.87   6,455   4,972  5,122
EQ/JPMorgan Core Bond (o) (q) ......................   11.01 to 13.65                 --                --   9,138      --     --
EQ/Long Term Bond ..................................   10.96 to 12.69     11.00 to 12.59    10.93 to 12.36   9,756  11,960 13,492
EQ/Lord Abbett Growth and Income (l) (q) ...........   13.94 to 14.51                 --                --   6,689      --     --
EQ/Lord Abbett Mid Cap Value (m) (q) ...............   15.87 to 16.22                 --                --   5,976      --     --
EQ/Marsico Focus (b) (f) ...........................            11.42              10.58                --   5,116   5,152     --
EQ/Mercury Basic Value Equity (b) (g) ..............   12.12 to 12.20     10.21 to 10.27                --     617     449     --
EQ/Money Market (b) (h) ............................   10.26 to 10.42     10.04 to 10.07                --  16,953  14,727     --
EQ/Montag & Caldwell Growth (i) ....................   10.52 to 11.74      9.87 to 11.14     9.47 to 10.83  18,655  22,336 18,647
EQ/PIMCO Real Return ...............................   10.10 to 11.28     10.30 to 11.37    10.48 to 11.42   1,868   2,174  2,422
EQ/Short Duration Bond .............................    9.90 to 10.30      9.75 to 10.03     9.86 to 10.02   1,166   1,183  1,144
EQ/Small Company Growth ............................   12.60 to 14.13     11.57 to 13.13    10.88 to 12.51   6,649   6,488  6,937
EQ/TCW Equity ......................................    8.50 to 44.03      8.97 to 46.43     8.75 to 45.23  19,636  26,789 31,141
EQ/UBS Growth and Income ...........................   13.53 to 15.03     12.00 to 13.49    11.14 to 12.68  12,054  11,947 12,519
EQ/Van Kampen Emerging Markets Equity (p) (q) ......   26.36 to 26.52                 --                --   2,484      --     --
Fidelity VIP Contrafund(R) .........................            12.47              11.33              9.83   8,680   8,300  7,901
Fidelity VIP Growth ................................             7.55               7.17              6.87   3,552   4,299  4,540
Fidelity VIP Growth Opportunities ..................             7.89               7.59              7.07   1,624   1,905  2,245
Franklin Income Securities .........................   14.62 to 14.82     12.67 to 12.68    12.63 to 12.78   5,369   4,939  3,387
Franklin Rising Dividends Securities ...............   14.01 to 15.44     12.26 to 13.34    12.14 to 13.06   2,746   2,044  1,655
Franklin Zero Coupon 2010 ..........................   10.16 to 10.59     10.17 to 10.46    10.28 to 10.45     670     596    554
Janus Aspen Series Balanced ........................            12.18              11.15             10.47   7,011   7,898  8,842

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                                      At December 31,
                                                  ----------------------------------------------------------------------------------
                                                               Units                                    Unit Value
                                                            Outstanding                              Lowest to Highest
                                                  ------------------------------ ---------------------------------------------------
                                                     2006      2005      2004          2006               2005             2004
                                                  --------- -------- ----------- ---------------- ----------------- ----------------
Janus Aspen Series Flexible Bond ................ 145,145   169,903    182,824   $10.42 to 11.96   $10.27 to 11.64  $10.34 to 11.59
Janus Aspen Series Forty ........................ 552,775   639,220    607,888    14.64 to 14.76    13.58 to 13.86   12.21 to 12.62
Janus Aspen Series International Growth ......... 215,541   206,776    193,305    23.35 to 26.24    16.12 to 18.33   12.36 to 14.23
Janus Aspen Series Mid Cap Growth ............... 754,846   900,424  1,025,783              6.13              5.47             4.93
Janus Aspen Series Worldwide Growth ............. 735,994   903,065  1,201,583              6.50              5.58             5.34
MFS(R) Mid Cap Growth ...........................  49,486    57,632     65,254    10.03 to 12.86     9.90 to 12.85    9.71 to 12.77
MFS(R) New Discovery ............................  42,942    50,841     53,410    12.11 to 13.78    10.83 to 12.47   10.41 to 12.14
MFS(R) Total Return ............................. 274,206   290,188    285,607    12.85 to 13.16    11.76 to 11.90   11.72 to 11.72
MFS(R) Utilities ................................ 100,399   104,158     70,230    21.02 to 21.28    16.21 to 16.60   14.04 to 14.56
Old Mutual Select Value .........................  69,926    64,383     66,211    11.76 to 14.31    9.47 to 11.66     9.17 to 11.43
Oppenheimer Global Securities ................... 336,176   321,227    254,908    18.36 to 19.48    16.02 to 16.80   14.39 to 14.91
Oppenheimer Main Street(R) ...................... 149,107   141,966    183,043    13.99 to 15.20    12.49 to 13.40   12.10 to 12.83
PIMCO Global Bond (Unhedged) .................... 186,382   203,418    211,516    10.84 to 14.01    10.61 to 13.55   11.64 to 14.68
PIMCO StocksPLUS Growth and Income .............. 341,760   370,336    369,386    13.56 to 13.90    11.95 to 12.40   11.69 to 12.28
Premier VIT OpCap Equity ........................   7,352     8,550      7,821             59.92             52.63            49.79
Premier VIT OpCap Managed .......................  17,659    23,219     28,687             69.32             64.01            61.57
Premier VIT OpCap Small Cap .....................   4,736     4,781      3,577             70.59             57.60            58.29
ProFund VP Bear .................................  17,613     8,035      8,652      6.54 to 8.02      7.24 to 8.77     7.52 to 9.00
ProFund VP Rising Rates Opportunity .............  84,344   101,148    129,535      7.77 to 7.89      7.23 to 7.25     7.96 to 8.04
ProFund VP UltraBull ............................ 125,478   135,836    168,174    17.42 to 17.51    14.33 to 14.58   14.13 to 14.56
Van Kampen UIF Global Value Equity ..............  59,055    49,333     42,646    14.16 to 16.00    11.82 to 13.52   11.30 to 13.09
Van Kampen UIF U.S. Real Estate ................. 379,074   380,175    399,457    23.06 to 28.16    17.11 to 20.64   14.97 to 17.85


                                                         At December 31,
                                                  ------------------------------
                                                            Net Assets
                                                             (000's)
                                                  ------------------------------
                                                      2006      2005      2004
                                                  ---------- --------- ---------
Janus Aspen Series Flexible Bond ................  $1,707    $1,951    $2,095
Janus Aspen Series Forty ........................   5,782     6,074     4,917
Janus Aspen Series International Growth .........   5,077     3,367     2,421
Janus Aspen Series Mid Cap Growth ...............   4,625     4,922     5,060
Janus Aspen Series Worldwide Growth .............   4,781     5,031     6,410
MFS(R) Mid Cap Growth ...........................     657       742       820
MFS(R) New Discovery ............................     549       580       584
MFS(R) Total Return .............................   3,581     3,433     3,328
MFS(R) Utilities ................................   2,237     1,792     1,059
Old Mutual Select Value .........................     843       626       623
Oppenheimer Global Securities ...................   6,725     5,543     3,898
Oppenheimer Main Street(R) ......................   2,171     1,826     2,266
PIMCO Global Bond (Unhedged) ....................   2,494     2,644     2,984
PIMCO StocksPLUS Growth and Income ..............   4,769     4,562     4,462
Premier VIT OpCap Equity ........................     441       450       389
Premier VIT OpCap Managed .......................   1,224     1,486     1,766
Premier VIT OpCap Small Cap .....................     334       275       208
ProFund VP Bear .................................     133        59        65
ProFund VP Rising Rates Opportunity .............     731       809     1,140
ProFund VP UltraBull ............................   2,278     2,035     2,476
Van Kampen UIF Global Value Equity ..............     877       608       509
Van Kampen UIF U.S. Real Estate .................  10,215     7,526     6,862

-----------------------------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005.
(b)   Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h)   EQ/Money Market was substituted for EQ/MONY Money Market on
      September 9, 2005.
(i) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(j) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond-Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid Cap on November 3, 2006. (See Note 5)
(o)   EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on
      November 3, 2006. (See Note 5)
(p) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(q)   Units were made available for sale on November 3, 2006.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                           For the period ending December 31,
                                                    --------------------------------------------------------------------------------
                                                             Investment                           Expense Ratio**
                                                               Income                                Lowest to
                                                               Ratio*                                 Highest
                                                    ---------------------------- ---------------------------------------------------
                                                     2006      2005     2004           2006              2005              2004
                                                    -------- -------- ---------- ----------------- -----------------  --------------
AIM V.I. Basic Value ..............................  0.39%     0.08%     0.00%     1.20 to 2.42%     1.20 to 2.42%    1.20 to 2.42%
AIM V.I. Financial Services .......................  1.68      1.39      0.97      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
AIM V.I. Global Health Care .......................  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
AIM V.I. Mid Cap Core Equity ......................  0.90      0.52      0.21      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
AIM V.I. Technology ...............................  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Alger American Balanced ...........................  1.56      1.67      1.42      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Alger American MidCap Growth ......................  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
AXA Premier VIP High Yield (k) (q) ................  6.94        --       --       1.20 to 2.42                --               --
Dreyfus IP Small Cap Stock Index ..................  0.35      0.00      0.67      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Dreyfus Stock Index Fund, Inc. ....................  1.64      1.59      1.79              1.35              1.35     1.35
EQ/Bond Index .....................................  4.39      4.32      9.37      1.25 to 1.35      1.25 to 1.35     1.25 to 1.35
EQ/Boston Advisors Equity Income (a) ..............  1.67      1.29      2.57      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/Calvert Socially Responsible (b) (c) (j) .......  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42               --
EQ/Capital Guardian Research (b) (d) ..............  0.31      0.69      0.00              1.25              1.25               --
EQ/Caywood-Scholl High Yield Bond .................  5.17      5.33     11.37      1.25 to 1.35      1.25 to 1.35     1.25 to 1.35
EQ/Enterprise Moderate Allocation (e) .............  2.63      2.61      2.74      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/FI Mid Cap (n) (q) .............................  0.26        --       --       1.20 to 2.42                --               --
EQ/GAMCO Mergers and Acquisitions .................  1.77      0.62      0.12      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/GAMCO Small Company Value ......................  0.82      0.40      0.02      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/Government Securities ..........................  4.09      3.28      5.58      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/International Growth ...........................  0.79      1.47      1.14      1.25 to 1.35      1.25 to 1.35     1.25 to 1.35
EQ/JPMorgan Core Bond (o) (q) .....................  4.41        --       --       1.20 to 2.42                --               --
EQ/Long Term Bond .................................  3.76      1.89      9.88      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/Lord Abbett Growth and Income (l) (q) ..........  0.78        --       --       1.20 to 2.42                --               --
EQ/Lord Abbett Mid Cap Value (m) (q) ..............  0.62        --       --       1.20 to 2.42                --               --
EQ/Marsico Focus (b) (f) ..........................  0.16      0.00      0.00              1.35              1.35             0.00
EQ/Mercury Basic Value Equity (b) (g) .............  1.30      0.92      0.00      1.20 to 2.42      1.20 to 2.42             0.00
EQ/Money Market (b) (h) ...........................  4.62      1.08      0.00      1.20 to 2.42      1.20 to 2.42             0.00
EQ/Montag & Caldwell Growth (i) ...................  0.18      0.26      0.41      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/PIMCO Real Return ..............................  3.12      1.98      2.17      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/Short Duration Bond ............................  3.31      1.07      2.62      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/Small Company Growth ...........................  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/TCW Equity .....................................  0.00      0.00      0.00      1.25 to 1.35      1.25 to 1.35     1.25 to 1.35
EQ/UBS Growth and Income ..........................  0.74      0.65      1.71      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
EQ/Van Kampen Emerging Markets Equity (p) (q) .....  0.59        --       --       1.20 to 2.42                --               --
Fidelity VIP Contrafund(R) ........................  1.12      0.21      0.26              1.35              1.35             1.35
Fidelity VIP Growth ...............................  0.30      0.39      0.18              1.35              1.35             1.35
Fidelity VIP Growth Opportunities .................  0.62      0.89      0.49              1.35              1.35             1.35
Franklin Income Securities ........................  3.62      3.39      2.72      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Franklin Rising Dividends Securities ..............  1.12      0.90      0.57      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Franklin Zero Coupon 2010 .........................  3.62      4.11      2.64      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Janus Aspen Series Balanced .......................  2.07      2.23      2.20              1.35              1.35             1.35
Janus Aspen Series Flexible Bond ..................  3.87      5.11      6.20      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Janus Aspen Series Forty ..........................  0.27      0.16      0.21      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Janus Aspen Series International Growth ...........  1.83      1.10      0.91      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Janus Aspen Series Mid Cap Growth .................  0.00      0.00      0.00              1.35              1.35             1.35
Janus Aspen Series Worldwide Growth ...............  1.72      1.31      0.98              1.35              1.35             1.35
MFS(R) Mid Cap Growth .............................  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
MFS(R) New Discovery ..............................  0.00      0.00      0.00      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
MFS(R) Total Return ...............................  2.36      2.01      1.56      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
MFS(R) Utilities ..................................  1.95      0.55      1.33      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Old Mutual Select Value ...........................  1.51      2.02      2.20      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Oppenheimer Global Securities .....................  0.82      0.80      0.88      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Oppenheimer Main Street(R) ........................  0.91      1.25      0.62      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
PIMCO Global Bond (Unhedged) ......................  3.32      2.51      1.87      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
PIMCO StocksPLUS Growth and Income ................  4.92      2.34      1.88      1.20 to 2.42      1.20 to 2.42     1.20 to 2.42
Premier VIT OpCap Equity ..........................  0.44      0.41      0.96              1.25              1.25             1.25


                                                                 For the period ending December 31,
                                                    ----------------------------------------------------------
                                                                            Total Return***
                                                                               Lowest to
                                                                                Highest
                                                    ----------------------------------------------------------
                                                           2006                2005               2004
                                                    -------------------  -----------------  ------------------
AIM V.I. Basic Value ..............................   10.43 to 11.88%       3.21 to 4.43%      8.45 to 9.81%
AIM V.I. Financial Services .......................   13.71 to 15.03        3.38 to 4.68       6.09 to 7.34
AIM V.I. Global Health Care .......................     2.73 to 4.00        5.51 to 6.89       5.08 to 6.30
AIM V.I. Mid Cap Core Equity ......................     8.60 to 9.87        5.00 to 6.35     11.11 to 12.42
AIM V.I. Technology ...............................     7.89 to 9.17      (0.33) to 0.95       4.54 to 5.78
Alger American Balanced ...........................     2.22 to 3.42        5.78 to 7.14       2.12 to 3.31
Alger American MidCap Growth ......................     7.54 to 8.85        7.18 to 8.49     10.33 to 11.70
AXA Premier VIP High Yield (k) (q) ................     1.35 to 1.49                  --                 --
Dreyfus IP Small Cap Stock Index ..................   11.63 to 13.03        4.72 to 5.98     18.93 to 20.46
Dreyfus Stock Index Fund, Inc. ....................            13.99                3.27               9.19
EQ/Bond Index .....................................     2.40 to 2.59    (0.48) to (0.37)       0.32 to 0.38
EQ/Boston Advisors Equity Income (a) ..............   13.24 to 14.63        3.71 to 4.95     15.03 to 16.52
EQ/Calvert Socially Responsible (b) (c) (j) .......     2.76 to 4.04        2.63 to 2.97               0.00
EQ/Capital Guardian Research (b) (d) ..............            10.92                1.68               0.00
EQ/Caywood-Scholl High Yield Bond .................     6.53 to 6.63        1.34 to 1.44       8.21 to 8.36
EQ/Enterprise Moderate Allocation (e) .............     7.52 to 8.86        2.66 to 3.93       6.00 to 7.30
EQ/FI Mid Cap (n) (q) .............................     2.55 to 2.72                  --                 --
EQ/GAMCO Mergers and Acquisitions .................    9.43 to 10.85        2.04 to 3.27       2.85 to 4.08
EQ/GAMCO Small Company Value ......................   16.04 to 17.44        1.81 to 3.06     18.05 to 19.49
EQ/Government Securities ..........................     1.12 to 2.37      (1.11) to 0.09     (1.10) to 0.19
EQ/International Growth ...........................   23.98 to 24.09      11.46 to 11.58       3.96 to 3.97
EQ/JPMorgan Core Bond (o) (q) .....................     0.00 to 0.22                  --                 --
EQ/Long Term Bond .................................   (0.36) to 0.79        0.64 to 1.86       5.30 to 6.64
EQ/Lord Abbett Growth and Income (l) (q) ..........     2.91 to 3.11                  --                 --
EQ/Lord Abbett Mid Cap Value (m) (q) ..............     2.08 to 2.19                  --                 --
EQ/Marsico Focus (b) (f) ..........................             7.94                4.86               0.00
EQ/Mercury Basic Value Equity (b) (g) .............   18.01 to 19.49        1.38 to 1.69               0.00
EQ/Money Market (b) (h) ...........................     2.19 to 3.48        0.40 to 0.70               0.00
EQ/Montag & Caldwell Growth (i) ...................     5.39 to 6.59        2.86 to 4.22       1.59 to 2.82
EQ/PIMCO Real Return .............................. (1.94) to (0.79)    (1.72) to (0.44)       2.34 to 3.54
EQ/Short Duration Bond ............................     1.54 to 2.69      (1.12) to 0.10     (0.70) to 0.50
EQ/Small Company Growth ...........................     7.62 to 8.90        4.96 to 6.34      9.83 to 11.13
EQ/TCW Equity ..................................... (5.24) to (5.17)        2.51 to 2.65     12.04 to 12.12
EQ/UBS Growth and Income ..........................   11.42 to 12.75        6.39 to 7.72     10.55 to 11.96
EQ/Van Kampen Emerging Markets Equity (p) (q) .....     9.14 to 9.33                  --                 --
Fidelity VIP Contrafund(R) ........................            10.06               15.26              13.77
Fidelity VIP Growth ...............................             5.30                4.37               1.78
Fidelity VIP Growth Opportunities .................             3.95                7.36               5.68
Franklin Income Securities ........................   15.39 to 16.88      (0.86) to 0.40     11.13 to 12.47
Franklin Rising Dividends Securities ..............   14.27 to 15.74        0.99 to 2.14       8.30 to 9.75
Franklin Zero Coupon 2010 .........................   (0.10) to 1.24      (1.07) to 0.10       1.98 to 3.16
Janus Aspen Series Balanced .......................             9.24                6.49               7.06
Janus Aspen Series Flexible Bond ..................     1.46 to 2.75      (0.68) to 0.43       1.17 to 2.48
Janus Aspen Series Forty ..........................     6.49 to 7.81       9.83 to 11.22     15.15 to 16.51
Janus Aspen Series International Growth ...........   43.15 to 44.85      28.81 to 30.42     15.79 to 17.27
Janus Aspen Series Mid Cap Growth .................            12.07               10.95              19.08
Janus Aspen Series Worldwide Growth ...............            16.49                4.49               3.49
MFS(R) Mid Cap Growth .............................     0.08 to 1.31        0.63 to 1.96     11.82 to 13.17
MFS(R) New Discovery ..............................   10.51 to 11.82        2.72 to 4.03       3.94 to 5.26
MFS(R) Total Return ...............................    9.27 to 10.59        0.34 to 1.54      8.62 to 10.05
MFS(R) Utilities ..................................   28.19 to 29.67      14.01 to 15.46     27.05 to 28.69
Old Mutual Select Value ...........................   22.73 to 24.18        2.01 to 3.27       0.44 to 1.66
Oppenheimer Global Securities .....................   14.61 to 15.95      11.33 to 12.68     16.05 to 17.49
Oppenheimer Main Street(R) ........................   12.01 to 13.43        3.22 to 4.44       6.51 to 7.82
PIMCO Global Bond (Unhedged) ......................     2.17 to 3.39    (8.85) to (7.70)       7.88 to 9.23
PIMCO StocksPLUS Growth and Income ................   12.10 to 13.47        0.98 to 2.22       8.19 to 9.56
Premier VIT OpCap Equity ..........................            13.85                5.70              10.55

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                For the period ending December 31,
                                           -----------------------------------------------------------------------------
                                                      Investment                          Expense Ratio**
                                                        Income                               Lowest to
                                                        Ratio*                                Highest
                                           -------------------------------- --------------------------------------------
                                              2006       2005       2004         2006           2005           2004
                                           ---------- ---------- ---------- -------------- -------------- --------------
Premier VIT OpCap Managed ................ 1.77%      1.29%      1.49%              1.25%          1.25%          1.25%
Premier VIT OpCap Small Cap .............. 0.00       0.00       0.05               1.25           1.25           1.25
ProFund VP Bear .......................... 1.59       0.00       0.00       1.20 to 2.42   1.20 to 2.42   1.20 to 2.42
ProFund VP Rising Rates Opportunity ...... 1.75       0.00       0.00       1.20 to 2.42   1.20 to 2.42   1.20 to 2.42
ProFund VP UltraBull ..................... 0.38       0.08       0.00       1.20 to 2.42   1.20 to 2.42   1.20 to 2.42
Van Kampen UIF Global Value Equity ....... 1.67       1.04       0.70       1.20 to 2.42   1.20 to 2.42   1.20 to 2.42
Van Kampen UIF U.S. Real Estate .......... 1.13       1.22       1.55       1.20 to 2.42   1.20 to 2.42   1.20 to 2.42


                                                       For the period ending December 31,
                                           ----------------------------------------------------------
                                                                Total Return***
                                                                   Lowest to
                                                                    Highest
                                           ----------------------------------------------------------
                                                  2006                2005                2004
                                           ------------------ ------------------- -------------------
Premier VIT OpCap Managed ................             8.30%              3.96%                 9.40%
Premier VIT OpCap Small Cap ..............            22.55             (1.18)                 16.42
ProFund VP Bear .......................... (9.67) to (8.55)   (3.72) to (2.56)    (12.35) to (10.00)
ProFund VP Rising Rates Opportunity ......     7.47 to 8.83  (10.07) to (8.92)    (12.99) to (11.95)
ProFund VP UltraBull .....................   20.10 to 21.56       0.14 to 1.42        14.38 to 15.72
Van Kampen UIF Global Value Equity .......   18.34 to 19.80       3.28 to 4.60        10.84 to 12.10
Van Kampen UIF U.S. Real Estate ..........   34.77 to 36.43     14.30 to 15.63        33.07 to 34.82

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for respective year ended or from the commencement of operations of the Subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/Enterprise Equity Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h)  EQ/Money Market was substituted for EQ/MONY Money Market on
     September 9, 2005.
(i) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(j) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond-Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o)  EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on
     November 3, 2006. (See Note 5)
(p) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(q)   Units were made available for sale on November 3, 2006.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                   At December 31, 2003
                                                       ---------------------------------------------
                                                                         Unit Value
                                                           Units         Lowest to       Net Assets
                                                        Outstanding        Highest         (000's)
                                                       ------------- ------------------ ------------
AIM V.I. Basic Value Fund--Series I (5) ..............      71,075    $          12.02    $    834
AIM V.I. Financial Services Portfolio ................      15,345      10.36 to 11.02         164
AIM V.I. Health Sciences Portfolio ...................      61,543       9.69 to 10.37         613
AIM V.I. Mid Cap Core Equity Fund--Series I (5) ......      21,416               11.72         247
AIM V.I. Telecommunications Portfolio ................      13,349       8.99 to 11.92         146
Alger American Balanced Portfolio--Class O ...........     125,107      10.58 to 10.88       1,335
Alger American Mid Cap Growth Portfolio--
Class O ..............................................     153,983      11.16 to 11.28       1,723
Dreyfus Stock Index Portfolio--Initial Class .........   1,665,283                7.29      12,140
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) .........................       8,435               11.49          97
EQ/Enterprise Equity Portfolio .......................   2,464,661       7.81 to 40.34      33,985
EQ/Enterprise Equity Income Portfolio ................     401,118      10.23 to 10.69       4,055
EQ/Enterprise Growth & Income Portfolio ..............   1,450,659        9.74 to 9.95      11,513
EQ/Enterprise Growth Portfolio (1) ...................   2,675,997        9.21 to 9.26      19,708
EQ/Enterprise High-Yield Portfolio ...................     592,625      12.42 to 18.53       8,570
EQ/Enterprise International Growth Portfolio (1a).....     589,052       6.80 to 12.38       5,529
EQ/Enterprise Managed Portfolio (1b) .................   2,889,066       9.72 to 10.48      72,961
EQ/Enterprise Small Company Growth Portfolio .........     829,768       9.79 to 10.28       6,660
EQ/Enterprise Small Company Value Portfolio ..........   1,708,044      11.25 to 12.57      38,972
EQ/Enterprise Total Return Portfolio .................     181,090      10.94 to 11.03       1,987
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) ........................................      13,544               10.83         145
EQ/Enterprise Short Duration Bond Portfolio (4) ......      72,140                9.98         719
EQ/MONY Government Securities Portfolio ..............   1,451,452      10.44 to 10.54      17,388
EQ/MONY Intermediate Term Bond Portfolio .............     537,633      12.51 to 23.95       8,588
EQ/MONY Long Term Bond Portfolio .....................     819,837      11.51 to 11.59      14,730
Fidelity VIP Growth Portfolio--Service Class .........     805,471                6.75       5,432
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................     835,972                8.64       7,219
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ........................................     393,400                6.69       2,633
Franklin Income Securities Fund--Class 2 (7) .........      57,767               11.34         653
Franklin Rising Dividends Securities Fund--
Class 2 (8) ..........................................      41,019               11.90         487
Franklin Zero Coupon 2010 Fund--Class 2 (9) ..........      13,087                9.37         127
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ..................................   1,179,746                4.14       4,884
Janus Aspen Series Balanced Portfolio--
Institutional Class ..................................   1,002,538                9.78       9,800
Janus Aspen Series Capital Appreciation
Portfolio ............................................     658,342       6.35 to 10.60       4,409
Janus Aspen Series Flexible Income Portfolio--
Service Class ........................................     139,819      11.19 to 11.31       1,574
Janus Aspen Series International Growth
Portfolio-- Service Class ............................     127,630      10.54 to 10.65       1,356
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................   1,453,535                5.16       7,502
MFS Mid-Cap Growth Portfolio--Initial Class ..........      42,442       8.58 to 13.89         437
MFS New Discovery Portfolio--Initial Class ...........      47,372       9.89 to 10.89         489
MFS Total Return Portfolio--Initial Class ............     217,199      10.52 to 10.65       2,304
MFS Utilities Portfolio--Initial Class ...............      22,327      10.91 to 12.46         255
Oppenheimer Global Securities Portfolio--
Service Class (10) ...................................      60,559    $          13.78    $    789
Oppenheimer Main Street Portfolio--
Service Class (11) ...................................      70,139               11.90         807
PBHG Select Value Portfolio ..........................      61,967        9.02 to 9.78         569



                                                                       For the period ended December 31, 2003
                                                       -----------------------------------------------------------
                                                          Investment         Expense Ratio**      Total Return***
                                                            Income             Lowest to            Lowest to
                                                            Ratio*               Highest              Highest
                                                       --------------- -------------------------- ----------------
AIM V.I. Basic Value Fund--Series I (5) ..............        0.13%(+)               1.35%(+)               20.20%
AIM V.I. Financial Services Portfolio ................        0.89           1.20 to 1.45          27.69 to 28.06
AIM V.I. Health Sciences Portfolio ...................        0.00           1.20 to 1.45          26.00 to 26.17
AIM V.I. Mid Cap Core Equity Fund--Series I (5) ......        0.00                   1.35(+)                17.20
AIM V.I. Telecommunications Portfolio ................        0.00           1.20 to 1.45          32.44 to 32.79
Alger American Balanced Portfolio--Class O ...........        2.13           1.20 to 1.45          17.37 to 17.69
Alger American Mid Cap Growth Portfolio--
Class O ..............................................        0.00           1.20 to 1.45          45.69 to 45.92
Dreyfus Stock Index Portfolio--Initial Class .........        1.48                   1.35                   26.56
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) .........................        0.84(+)                1.20(+)                14.90
EQ/Enterprise Equity Portfolio .......................        0.00           1.25 to 1.35          50.77 to 51.03
EQ/Enterprise Equity Income Portfolio ................        1.51           1.20 to 1.45          24.88 to 25.06
EQ/Enterprise Growth & Income Portfolio ..............        1.01           1.20 to 1.45          25.84 to 25.95
EQ/Enterprise Growth Portfolio (1) ...................        0.44           1.20 to 1.45          15.46 to 15.70
EQ/Enterprise High-Yield Portfolio ...................        2.60           1.25 to 1.35          21.05 to 21.11
EQ/Enterprise International Growth Portfolio (1a).....        0.48           1.25 to 1.35          29.03 to 29.36
EQ/Enterprise Managed Portfolio (1b) .................        1.14           1.20 to 1.45          19.23 to 19.41
EQ/Enterprise Small Company Growth Portfolio .........        0.00           1.20 to 1.45          21.23 to 21.61
EQ/Enterprise Small Company Value Portfolio ..........        0.11           1.20 to 1.45          35.54 to 35.75
EQ/Enterprise Total Return Portfolio .................        2.89           1.20 to 1.45           4.19 to 4.45
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) ........................................        0.00                   1.35(+)                 8.30
EQ/Enterprise Short Duration Bond Portfolio (4) ......        6.29(+)                1.35(+)               (0.20)
EQ/MONY Government Securities Portfolio ..............        2.42           1.20 to 1.45           0.19 to 0.48
EQ/MONY Intermediate Term Bond Portfolio .............        4.64           1.25 to 1.35           1.87 to 2.00
EQ/MONY Long Term Bond Portfolio .....................        5.36           1.20 to 1.45           3.32 to 3.57
Fidelity VIP Growth Portfolio--Service Class .........        0.20                   1.35                   31.07
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................        0.37                   1.35                   26.69
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ........................................        0.62                   1.35                   27.92
Franklin Income Securities Fund--Class 2 (7) .........        0.13(+)                1.45(+)                13.40
Franklin Rising Dividends Securities Fund--
Class 2 (8) ..........................................        0.41(+)     1.20(+) to 2.42(+)                19.00
Franklin Zero Coupon 2010 Fund--Class 2 (9) ..........        1.86(+)                1.35(+)               (6.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ..................................        0.00                   1.35                   33.12
Janus Aspen Series Balanced Portfolio--
Institutional Class ..................................        2.15                   1.35                   12.54
Janus Aspen Series Capital Appreciation
Portfolio ............................................        0.46           1.20 to 1.45          18.44 to 18.91
Janus Aspen Series Flexible Income Portfolio--
Service Class ........................................        4.46           1.20 to 1.45            4.78 to 4.92
Janus Aspen Series International Growth
Portfolio-- Service Class ............................        0.93           1.20 to 1.45          32.63 to 32.91
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................        1.10                   1.35                   22.27
MFS Mid-Cap Growth Portfolio--Initial Class ..........        0.00           1.20 to 1.45          35.12 to 35.33
MFS New Discovery Portfolio--Initial Class ...........        0.00           1.20 to 1.45          31.84 to 32.04
MFS Total Return Portfolio--Initial Class ............        1.43           1.20 to 1.45          14.60 to 14.89
MFS Utilities Portfolio--Initial Class ...............        1.99           1.20 to 1.45          33.98 to 34.19
Oppenheimer Global Securities Portfolio--
Service Class (10) ...................................        0.00%                  1.35%(+)               37.80%
Oppenheimer Main Street Portfolio--
Service Class (11) ...................................        0.00                   1.20(+)                19.00
PBHG Select Value Portfolio ..........................        2.86           1.20 to 1.45          16.57 to 16.84

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                              At December 31, 2003
                                                  --------------------------------------------
                                                                    Unit Value
                                                      Units         Lowest to      Net Assets
                                                   Outstanding       Highest         (000's)
                                                  ------------- ----------------- ------------
PIMCO Advisors VIT OpCap Equity Portfolio .......      8,029               45.04        362
PIMCO Advisors VIT OpCap Managed Portfolio ......     29,797               56.28      1,677
PIMCO Advisors VIT OpCap Small Cap Portfolio ....      3,657               50.07        183
PIMCO Global Bond Portfolio--
Administrative Class ............................    166,670     12.66 to 13.44       2,164
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class .................    219,298     10.67 to 11.19       2,402
PROFUNDS VP Bear Portfolio--
Investor Class (12) .............................      4,034                8.13         33
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) ...................     60,738               10.61        622
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ..............................     58,999               13.44        764
UIF Global Value Equity Portfolio--Class I ......     28,631      10.08 to 10.97        302
UIF U.S. Real Estate Portfolio--Class I .........    242,124      12.40 to 13.24      3,098


                                                       For the period ended December 31, 2003
                                                  -------------------------------------------------
                                                   Investment    Expense Ratio**    Total Return***
                                                     Income         Lowest to         Lowest to
                                                     Ratio*          Highest            Highest
                                                  ------------ ------------------- ----------------
PIMCO Advisors VIT OpCap Equity Portfolio .......      1.32               1.25               26.98
PIMCO Advisors VIT OpCap Managed Portfolio ......      1.74               1.25               20.23
PIMCO Advisors VIT OpCap Small Cap Portfolio ....      0.07               1.25               40.88
PIMCO Global Bond Portfolio--
Administrative Class ............................      2.05      1.20 to 1.45       12.73 to 13.13
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class .................      2.63      1.20 to 1.45       28.62 to 28.71
PROFUNDS VP Bear Portfolio--
Investor Class (12) .............................      0.00              1.45(+)           (18.70)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) ...................      0.00              1.35(+)              6.10
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ..............................      0.00              1.45(+)             34.40
UIF Global Value Equity Portfolio--Class I ......      0.00      1.20 to 1.45       27.11 to 27.43
UIF U.S. Real Estate Portfolio--Class I .........      0.00      1.20 to 1.45       35.52 to 35.79

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

(+)  Annualized.

(1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

(2) For the period May 29, 2003 (commencement of operations) through December 31, 2003.

(3) For the period May 12, 2003 (commencement of operations) through December 31, 2003.

(4) For the period June 5, 2003 (commencement of operations) through December 31, 2003.

(5) For the period May 27, 2003 (commencement of operations) through December 31, 2003.

(6) For the period July 14, 2003 (commencement of operations) through December 31, 2003.

(7) For the period June 4, 2003 (commencement of operations) through December 31, 2003.

(8) For the period May 15, 2003 (commencement of operations) through December 31, 2003.

(9) For the period June 13, 2003 (commencement of operations) through December 31, 2003.

(10) For the period May 9, 2003 (commencement of operations) through December 31, 2003.

(11) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

(12) For the period May 23, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2002:

Option 1:

                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Annuity                               Units    Unit Values     (000's)
---------------------                             --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (6) ...............    3,674    $   8.09       $    30
Health Sciences Subaccount (6) ..................   24,014        7.68           184
Telecommunications Subaccount (4) ...............    1,925        6.77            13

Alger American Fund
Balanced Subaccount (1) .........................   44,349        8.99           399
MidCap Growth Subaccount (2) ....................   15,716        7.73           121

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ......   12,910        8.18           106
EQ/Enterprise Growth and Income
Subaccount (2) ..................................   49,336        7.90           390
EQ/Enterprise Growth Subaccount (2) .............  116,944        7.96           931
EQ/Enterprise Managed Subaccount (5) ............   79,722        8.14           649
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................   24,548        8.05           198
EQ/Enterprise Small Company Value
Subaccount (2) ..................................  106,964        9.26           990
EQ/Enterprise Total Return Subaccount (2) .......   36,073       10.56           381

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (8).....  224,149       10.49         2,351
EQ/MONY Long Term Bond Subaccount (8) ...........   72,436       11.19           811

Janus Aspen Series
Capital Appreciation Subaccount (7) .............   10,723        8.82            95
Flexible Income Subaccount (2) ..................   44,122       10.78           475
International Growth Subaccount (2) .............   34,286        7.93           272

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ...................    9,709        6.34            62
New Discovery Subaccount (2) ....................    9,361        7.49            70
Total Return Subaccount (9) .....................   78,946        9.27           732
Utilities Subaccount (10) .......................    9,203        8.13            75

PBHG Insurance
Select Value Subaccount (1) .....................   27,979        7.72           216

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ......................   37,932       11.88           451
StocksPlus Growth and Income Subaccount (2) .....   57,664        8.29           478

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (11) .............   11,857        7.91            94
U.S. Real Estate Subaccount (2) .................   40,986        9.75           399


                                                       For the period ended December 31, 2002
                                                  ------------------------------------------------
                                                      Investment        Expense
MONY Variable Annuity                              Income Ratio*(+)   Ratio**(+)   Total Return***
---------------------                             ------------------ ------------ ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (6) ............... 1.71%              1.20%        (19.10)%
Health Sciences Subaccount (6) .................. 0.00               1.20         (23.20)
Telecommunications Subaccount (4) ............... 0.00               1.20         (32.30)

Alger American Fund
Balanced Subaccount (1) ......................... 0.99               1.20         (10.10)
MidCap Growth Subaccount (2) .................... 0.00               1.20         (22.70)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...... 1.41               1.20         (18.20)
EQ/Enterprise Growth and Income
Subaccount (2) .................................. 1.96               1.20         (21.00)
EQ/Enterprise Growth Subaccount (2) ............. 0.71               1.20         (20.40)
EQ/Enterprise Managed Subaccount (5) ............ 1.25               1.20         (18.60)
EQ/Enterprise Small Company Growth
Subaccount (2) .................................. 0.00               1.20         (19.50)
EQ/Enterprise Small Company Value
Subaccount (2) .................................. 0.68               1.20          (7.40)
EQ/Enterprise Total Return Subaccount (2) ....... 3.49               1.20            5.60

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (8)..... 0.16               1.20            4.90
EQ/MONY Long Term Bond Subaccount (8) ........... 0.21               1.20           11.90

Janus Aspen Series
Capital Appreciation Subaccount (7) ............. 0.41               1.20         (11.80)
Flexible Income Subaccount (2) .................. 4.96               1.20            7.80
International Growth Subaccount (2) ............. 1.22               1.20         (20.70)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ................... 0.00               1.20         (36.60)
New Discovery Subaccount (2) .................... 0.00               1.20         (25.10)
Total Return Subaccount (9) ..................... 0.94               1.20          (7.30)
Utilities Subaccount (10) ....................... 0.77               1.20         (18.70)

PBHG Insurance
Select Value Subaccount (1) ..................... 1.99               1.20         (22.80)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...................... 2.71               1.20           18.80
StocksPlus Growth and Income Subaccount (2) ..... 3.99               1.20         (17.10)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (11) ............. 2.04               1.20         (20.90)
U.S. Real Estate Subaccount (2) ................. 8.10               1.20          (2.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized.

(1) For the period February 27, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


(2) For the period February 19, 2002 (commencement of offering) through December 31, 2002.

(3) For the period March 1, 2002 (commencement of offering) through December 31, 2002.

(4) For the period April 4, 2002 (commencement of offering) through December 31, 2002.

(5) For the period February 11, 2002 (commencement of offering) through December 31, 2002.

(6) For the period March 18, 2002 (commencement of offering) through December 31, 2002.

(7) For the period February 26, 2002 (commencement of offering) through December 31, 2002.

(8) For the period February 13, 2002 (commencement of offering) through December 31, 2002.

(9) For the period March 1, 2002 (commencement of offering) through December 31, 2002.

(10) For the period March 26, 2002 (commencement of offering) through December 31, 2002.

(11) For the period March 11, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

Option 2:

                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Annuity                               Units    Unit Values     (000's)
---------------------                             --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ...............   3,085     $   8.63        $ 27
Health Sciences Subaccount (2) ..................  13,013         8.23         107
Telecommunications Subaccount (13) ..............     355         9.00           3

Alger American Fund
Balanced Subaccount (1) .........................  11,411         9.27         106
MidCap Growth Subaccount (2) ....................   7,978         7.66          61

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ......  12,883         8.56         110
EQ/Enterprise Growth and Income
Subaccount (4) ..................................  13,205         7.74         102
EQ/Enterprise Growth Subaccount (4) .............  32,995         8.02         265
EQ/Enterprise Managed Subaccount (5) ............   8,032         8.79          71
EQ/Enterprise Small Company Growth
Subaccount (5) ..................................  11,806         8.48         100
EQ/Enterprise Small Company Value
Subaccount (6) ..................................  47,346         8.30         393
EQ/Enterprise Total Return Subaccount (4) .......  30,482        10.50         320

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (4).....  77,016        10.42         802
EQ/MONY Long Term Bond Subaccount (5) ...........  24,616        11.14         274

Janus Aspen Series
Capital Appreciation Subaccount (8) .............   6,715         8.95          61
Flexible Income Subaccount (2) ..................  20,340        10.68         217
International Growth Subaccount (7) .............  15,171         8.03         122

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ...................   1,222        10.28          13
New Discovery Subaccount (10) ...................   1,120         8.26           9
Total Return Subaccount (6) .....................  15,392         9.18         141
Utilities Subaccount (11) .......................   1,450         9.30          13

PBHG Insurance Series Fund
Select Value Subaccount (10) ....................   3,608         8.39          30

PIMCO Variable Insurance Trust
Global Bond Subaccount (7) ......................  13,811        11.23         155
Real Return Subaccount (6) ......................  76,713        11.07         849
StocksPlus Growth and Income Subaccount (5) .....  26,802         8.70         233
The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (12) .............   1,961         8.63          17
U.S. Real Estate Subaccount (6) .................  24,167         9.15         221


                                                       For the period ended December 31, 2002
                                                  ------------------------------------------------
                                                      Investment        Expense
MONY Variable Annuity                              Income Ratio*(+)   Ratio**(+)   Total Return***
------------------------------------------------- ------------------ ------------ ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ...............    2.30%              1.40%        (13.70)%
Health Sciences Subaccount (2) ..................    0.00               1.40         (17.70)
Telecommunications Subaccount (13) ..............    0.00               1.40         (10.00)

Alger American Fund
Balanced Subaccount (1) .........................    0.00               1.40          (7.30)
MidCap Growth Subaccount (2) ....................    0.00               1.40         (23.40)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ......    2.26               1.40         (14.40)
EQ/Enterprise Growth and Income
Subaccount (4) ..................................    2.23               1.40         (22.60)
EQ/Enterprise Growth Subaccount (4) .............    0.79               1.40         (19.80)
EQ/Enterprise Managed Subaccount (5) ............    1.97               1.40         (12.10)
EQ/Enterprise Small Company Growth
Subaccount (5) ..................................    0.00               1.40         (15.20)
EQ/Enterprise Small Company Value
Subaccount (6) ..................................    0.68               1.40         (17.00)
EQ/Enterprise Total Return Subaccount (4) .......    3.39               1.40            5.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (4).....    0.00               1.40            4.20
EQ/MONY Long Term Bond Subaccount (5) ...........    0.00               1.40           11.40

Janus Aspen Series
Capital Appreciation Subaccount (8) .............    0.28               1.40         (10.50)
Flexible Income Subaccount (2) ..................    7.37               1.40            6.80
International Growth Subaccount (7) .............    1.03               1.40         (19.70)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ...................    0.00               1.40            2.80
New Discovery Subaccount (10) ...................    0.00               1.40         (17.40)
Total Return Subaccount (6) .....................    0.00               1.40          (8.20)
Utilities Subaccount (11) .......................    0.00               1.40          (7.00)

PBHG Insurance Series Fund
Select Value Subaccount (10) ....................    2.04               1.40         (16.10)

PIMCO Variable Insurance Trust
Global Bond Subaccount (7) ......................    2.63               1.40           12.30
Real Return Subaccount (6) ......................    3.96               1.40           10.70
StocksPlus Growth and Income Subaccount (5) .....    4.44               1.40         (13.00)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (12) .............    3.24               1.40         (13.70)
U.S. Real Estate Subaccount (6) .................    9.40               1.40          (8.50)

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized.

(1) For the period June 5, 2002 (commencement of offering) through December 31, 2002.

(2) For the period May 30, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(3) For the period June 10, 2002 (commencement of offering) through December 31, 2002.

(4) For the period May 23, 2002 (commencement of offering) through December 31, 2002.

(5) For the period June 7, 2002 (commencement of offering) through December 31, 2002.

(6) For the period May 24, 2002 (commencement of offering) through December 31, 2002.

(7) For the period June 4, 2002 (commencement of offering) through December 31, 2002.

(8) For the period June 14, 2002 (commencement of offering) through December 31, 2002.

(9) For the period July 25, 2002 (commencement of offering) through December 31, 2002.

(10) For the period June 13, 2002 (commencement of offering) through December 31, 2002.

(11) For the period June 17, 2002 (commencement of offering) through December 31, 2002.

(12) For the period July 10, 2002 (commencement of offering) through December 31, 2002.

(13) For the period November 25, 2002 (commencement of offering) through December 31, 2002.

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:


                                                             At December 31, 2002
                                                    ---------------------------------------
                                                                                Net Assets
MONY Custom Master Subaccounts                          Units     Unit Values     (000's)
------------------------------                      ------------ ------------- ------------
Alger American Fund
MidCap Growth Subaccount (2) ......................     22,150     $   7.63      $    169
Dreyfus
Dreyfus Stock Index Subaccount ....................  1,856,032         5.76        10,681
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................  2,080,501         5.18        10,766
EQ/Enterprise Small Company Value Subaccount ......  1,061,494         9.28         9,845
EQ/Enterprise Managed Subaccount ..................  1,823,099         7.10        12,931
EQ/Enterprise International Growth Subaccount .....    337,356         5.27         1,776
EQ/Enterprise High Yield Bond Subaccount ..........    367,554        10.26         3,773
EQ/Enterprise Growth Subaccount ...................  2,104,036         6.07        12,773
EQ/Enterprise Growth and Income Subaccount ........  1,458,460         6.18         9,002
EQ/Enterprise Small Company Growth
Subaccount ........................................    792,516         6.37         5,049
EQ/Enterprise Equity Income Subaccount ............    324,512         7.97         2,586
EQ/Enterprise Total Return Subaccount (1) .........     24,302        10.55           256
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........    508,326        12.28         6,242
EQ/MONY Long Term Bond Subaccount .................    630,126        12.82         8,080
EQ/MONY Government Securities Subaccount ..........  1,105,057        11.84        13,087
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................    850,700         5.15         4,378
VIP II Contrafund Subaccount ......................    924,169         6.82         6,300
VIP III Growth Opportunities Subaccount ...........    401,094         5.23         2,098
Janus Aspen Series
Aggressive Growth Subaccount ......................  1,325,186         3.11         4,115
Balanced Subaccount ...............................  1,195,715         8.69        10,386
Capital Appreciation Subaccount ...................    716,445         5.34         3,826
Worldwide Growth Subaccount .......................  1,695,459         4.22         7,153
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ........................     64,465        11.45           738
The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ...................     50,900         9.33           475


                                                        For the period ended December 31, 2002
                                                    ----------------------------------------------
                                                       Investment      Expense
MONY Custom Master Subaccounts                       Income Ratio*     Ratio**     Total Return***
------------------------------                      --------------- ------------- ----------------
Alger American Fund
MidCap Growth Subaccount (2) ......................   0.00%           1.35%(+)          (23.70)%
Dreyfus
Dreyfus Stock Index Subaccount ....................   1.32            1.35              (23.40)
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................   0.00            1.35              (30.28)
EQ/Enterprise Small Company Value Subaccount ......   0.36            1.35              (10.42)
EQ/Enterprise Managed Subaccount ..................   0.88            1.35              (22.23)
EQ/Enterprise International Growth Subaccount .....   0.62            1.35              (20.51)
EQ/Enterprise High Yield Bond Subaccount ..........   8.66            1.35                0.10
EQ/Enterprise Growth Subaccount ...................   0.37            1.35              (24.31)
EQ/Enterprise Growth and Income Subaccount ........   1.08            1.35              (26.86)
EQ/Enterprise Small Company Growth
Subaccount ........................................   0.00            1.35              (25.06)
EQ/Enterprise Equity Income Subaccount ............   1.19            1.35              (15.93)
EQ/Enterprise Total Return Subaccount (1) .........   3.36(+)         1.35 (+)            5.50
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........   3.55            1.35                7.91
EQ/MONY Long Term Bond Subaccount .................   4.43            1.35               12.55
EQ/MONY Government Securities Subaccount ..........   2.89            1.35                5.15
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................   0.15            1.35              (31.15)
VIP II Contrafund Subaccount ......................   0.75            1.35              (10.62)
VIP III Growth Opportunities Subaccount ...........   0.94            1.35              (22.97)
Janus Aspen Series
Aggressive Growth Subaccount ......................   0.00            1.35              (28.83)
Balanced Subaccount ...............................   2.37            1.35              ( 7.65)
Capital Appreciation Subaccount ...................   0.57            1.35              (16.82)
Worldwide Growth Subaccount .......................   0.87            1.35              (26.48)
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ........................   2.66            1.35 (+)           14.50
The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ...................   6.37            1.35 (+)           (6.70)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized.

(1) For the period May 20, 2002 (commencement of operations) through December 31, 2002.

(2) For the period May 10, 2002 (commencement of operations) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights (Concluded)

For a unit outstanding throughout the period ended December 31, 2002:


                                                             At December 31, 2002            For the period ended December 31, 2002
                                                    --------------------------------------  ----------------------------------------
                                                                               Net Assets     Investment    Expense
MONYMaster Subaccounts                                  Units    Unit Values     (000's)    Income Ratio*   Ratio**  Total Return***
----------------------                              ----------- ------------- ------------  ------------- --------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................    495,556      $26.71       $13,232       0.00%         1.25%        (30.30)%
EQ/Enterprise Small Company Value Subaccount ......    402,052       47.11        18,936       0.34          1.25         (10.35)
EQ/Enterprise Managed Subaccount ..................  1,401,831       41.47        58,121       0.88          1.25         (22.20)
EQ/Enterprise International Growth Subaccount .....    312,867        9.57         2,993       0.61          1.25         (20.45)
EQ/Enterprise High Yield Bond Subaccount ..........    238,551       15.30         3,651       8.65          1.25           0.26
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........    190,707       23.48         4,479       4.05          1.25           8.00
EQ/MONY Long Term Bond Subaccount .................    275,022       30.81         8,474       4.85          1.25          12.65
EQ/MONY Government Securities Subaccount ..........    290,673       14.93         4,340       2.92          1.25           5.21

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .................................      8,004       35.47           284       0.89          1.25         (22.40)
Small Cap Subaccount ..............................      5,758       35.54           205       0.07          1.25         (22.60)
Managed Subaccount ................................     28,809       46.81         1,348       2.21          1.25         (17.92)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and its subsidiaries (the "Company") at December 31, 2006 and 2005 and the results of their operations and their cash flows for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2007

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                      2006              2005
                                                                --------------     ------------
                                                                           (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value. $       8,702.7     $    8,635.3
  Mortgage loans on real estate................................         1,423.9          1,467.9
  Policy loans.................................................         1,109.4          1,122.3
  Equity real estate, held for the production of income........            16.0             16.1
  Other equity investments.....................................           173.0            209.3
  Other invested assets........................................           432.1            426.1
                                                                ---------------     ------------
          Total investments....................................        11,857.1         11,877.0
Cash and cash equivalents......................................           207.6            435.0

Amounts due from reinsurers....................................         1,090.6            980.7
Deferred policy acquisition costs..............................           264.2            191.9
Value of business acquired.....................................           646.5            734.3
Other intangible assets, net...................................            31.7             34.2
Income taxes receivable........................................           123.6             50.5
Other assets...................................................           260.5            444.4
Separate Accounts' assets......................................         3,791.5          4,461.7
                                                                ---------------     ------------

Total Assets................................................... $      18,273.3     $   19,209.7
                                                                ===============     ============

LIABILITIES
Future policy benefits and other policyholders liabilities..... $       8,671.2     $    8,679.4
Policyholders' account balances................................         3,456.6          3,623.4
Other liabilities..............................................           584.9            711.7
Long-term debt.................................................           101.9            216.9
Separate Accounts' liabilities.................................         3,791.5          4,461.7
                                                                ---------------     ------------
     Total liabilities.........................................        16,606.1         17,693.1
                                                                ---------------     ------------

Commitments and contingent liabilities (Notes 2, 5, 11, 12, 17 and 18)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized,
  2.5 million issued and outstanding...........................             2.5              2.5
Capital in excess of par value.................................         1,720.6          1,769.7
Accumulated deficit............................................          (40.7)          (243.3)
Accumulated other comprehensive loss...........................          (15.2)           (12.3)
                                                                ---------------     ------------
     Total shareholder's equity................................         1,667.2          1,516.6
                                                                ---------------     ------------

Total Liabilities and Shareholder's Equity..................... $      18,273.3     $   19,209.7
                                                                ===============     ============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                  YEAR            Year         Six Months      Six Months
                                                 ENDED           Ended           Ended            Ended
                                              DECEMBER 31,    December 31,    December 31,      June 30,
                                                  2006            2005            2004             2004
                                              ------------    ------------    ------------    -------------
                                              (SUCCESSOR)     (Successor)     (Successor)     (Predecessor)
                                                                    (IN MILLIONS)
REVENUES
Premiums ..................................   $      497.9    $      555.2    $      369.3    $       346.9
Universal life and investment-type product
  policy fee income .......................          215.6           200.8           101.8            107.5
Net investment income .....................          672.2           671.1           306.4            351.6
Investment (losses) gains, net ............           (4.4)            1.7            13.3             (5.1)
Commissions, fees and other income ........           77.2           144.0            81.3             61.1
                                              ------------    ------------    ------------    -------------
              Total revenues ..............        1,458.5         1,572.8           872.1            862.0
                                              ------------    ------------    ------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ...................          806.7           807.1           508.5            496.8
Interest credited to policyholders' account
  balances ................................          134.0           141.4            73.1             77.5
Compensation and benefits .................           70.9            94.6            69.9            104.0
Commissions ...............................          116.9           188.2           121.3            122.2
Interest expense ..........................           13.5            18.8             9.5              9.5
Amortization of deferred policy acquisition
  costs and value of business acquired ....          116.7            71.6            62.2             62.0
Capitalization of deferred policy
  acquisition costs .......................          (95.4)         (136.7)         (100.2)          (113.7)
Amortization of other intangible assets ...            3.3             4.2             2.4              1.5
Impairment of goodwill ....................             -              -             425.8               -
Rent expense ..............................            8.7            27.8            11.8             16.6
Other operating costs and expenses ........           66.4            98.7            83.7            119.4
                                              ------------    ------------    ------------    -------------
      Total benefits and other deductions .        1,241.7         1,315.7         1,268.0            895.8
                                              ------------    ------------    ------------    -------------

Earnings (loss) from continuing operations
  before income taxes .....................          216.8           257.1          (395.9)           (33.8)
Income tax (expense) benefit ..............          (80.1)          (97.8)          (13.5)            10.3
                                              ------------    ------------    ------------    -------------
Net Earnings (loss) from continuing
  operations ..............................          136.7           159.3          (409.4)           (23.5)
Earnings from discontinued operations, net
  of income taxes .........................            4.7             4.5             2.3              1.7
Gains on disposal of discontinued
  operations, net of income taxes .........           61.2              -               -                -
Cumulative effect of accounting change, net
  of income taxes .........................             -               -               -               4.0
                                              ------------    ------------    ------------    -------------
Net Earnings (Loss) .......................   $      202.6    $      163.8    $     (407.1)   $       (17.8)
                                              ============    ============    ============    =============


                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


                                                                                  Retained       Accumulated
                                                                    Capital      Earnings/          Other            Total
                                                         Common    In Excess    (Accumulated    Comprehensive    Shareholder's
                                                         Stock      of Par        Deficit)      Income (Loss)       Equity
                                                         ------    ---------    ------------    -------------    -------------
                                                                                      (IN MILLIONS)

Predecessor balance, January 1, 2004 .................   $  2.5    $ 1,796.7    $    169.0    $        70.8    $     2,039.0
Unamortized restricted stock compensation ............       -           1.3            -                 -              1.3
Comprehensive loss:
      Net loss .......................................       -          -            (17.8)               -            (17.8)
      Other comprehensive loss .......................       -          -               -             (49.0)           (49.0)
      Minimum pension liability ......................       -          -               -               1.4              1.4
                                                                                                                 -------------
               Comprehensive loss ....................                                                                 (65.4)
                                                         ------    ---------    ------------    -------------    -------------
Predecessor balance, June 30, 2004 ...................      2.5      1,798.0         151.2             23.2          1,974.9
Effect  of  push-down  accounting  of AXA  Financial's
   purchase price of net assets ......................       -        (171.4)       (151.2)           (23.2)          (345.8)
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, July 1, 2004 ......................      2.5      1,626.6            -                 -          1,629.1
Capital contributions ................................       -         275.0           -                  -            275.0
Dividends ............................................       -         (33.0)          -                  -            (33.0)
Comprehensive loss:
      Net loss .......................................       -           -           (407.1)               -          (407.1)
      Other comprehensive income .....................       -           -              -              40.1             40.1
                                                                                                                 -------------
            Comprehensive loss .......................                                                                (367.0)
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, December 31, 2004 .................      2.5      1,868.6        (407.1)            40.1          1,504.1
Dividends ............................................      -          (75.0)           -                 -            (75.0)
Transfer of intangible asset .........................      -          (23.9)           -                 -            (23.9)
Comprehensive income:
         Net earnings ................................      -           -            163.8                -            163.8
         Other comprehensive loss ....................      -           -               -             (52.4)           (52.4)
                                                                                                                 -------------
                    Comprehensive income .............                                                                 111.4
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, December 31, 2005 .................      2.5      1,769.7        (243.3)           (12.3)         1,516.6
Dividends ............................................      -          (35.0)           -                 -            (35.0)
Transfer of intangible asset .........................      -          (19.9)           -                 -            (19.9)
Share-based programs .................................      -            5.8            -                 -              5.8
Comprehensive income:
         Net earnings ................................      -           -            202.6                -            202.6
         Other comprehensive loss ....................      -           -              -              (12.8)           (12.8)
         Adjustment to initially apply SFAS
             No. 158, net of income taxes ............      -           -              -                9.9              9.9
                                                                                                                 -------------
                Comprehensive income .................                                                                 199.7
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, December 31, 2006 .................   $  2.5    $ 1,720.6    $    (40.7)   $       (15.2)   $     1,667.2
                                                         ======    =========    ============    =============    =============


                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                YEAR            Year         Six Months        Six Months
                                                                ENDED           Ended           Ended            Ended
                                                             DECEMBER 31,    December 31,    December 31,      June 30,
                                                                 2006            2005            2004             2004
                                                             ------------    ------------    ------------    -------------
                                                             (SUCCESSOR)     (Successor)     (Successor)     (Predecessor)
                                                                                   (IN MILLIONS)

Net earnings (loss) ......................................   $      202.6    $      163.8    $     (407.1)   $       (17.8)
Adjustments to reconcile net earnings (loss) to
   net cash provided by (used in) operating activities:
    Interest credited to policyholders' account balances .          134.0           141.4            73.6             77.5
    Universal life and investment-type product
      policy fee income ..................................         (215.6)         (200.8)         (101.8)          (107.5)
    Change in accrued investment income ..................            0.7            (2.2)            9.5             35.3
    Investment losses (gains), net .......................            4.4            (1.7)          (14.4)             5.1
    Change in deferred policy acquisition costs and
      value of business acquired .........................           21.3           (65.1)          (38.0)           (48.2)
    Change in future policy benefits and other
      policyholders' liabilities .........................          (24.6)          (16.0)           42.5             20.7
    Change in income taxes receivable ....................          (87.2)           77.4            43.1            (15.7)
    Other depreciation and amortization ..................           65.7            84.0            54.2              9.0
    Amortization of other intangible assets ..............           13.6            11.1             7.6              1.5
    Impairment of goodwill ...............................            -               -             425.8               -
    Dividend from AllianceBernstein units ................           22.1            17.5            -                  -
    Cumulative effect of the adoption of SOP 03-1 ........            -               -              -                (6.2)
    Gain on disposal of discontinued operations...........          (61.2)            -              -                  -
    Other, net ...........................................         (120.3)          (35.2)         (174.2)           102.2
                                                             ------------    ------------    ------------    -------------
Net cash (used in) provided by operating
  activities .............................................          (44.5)          174.2           (79.2)            55.9
                                                             ------------    ------------    ------------    -------------
Cash flows from investing activities:
   Sales, maturities or repayments of investments:
    Fixed maturities .....................................        1,132.9           980.1         1,296.5          1,193.2
    Mortgage loans on real estate ........................          388.3           470.6           313.0            165.4
    Other equity investments .............................           53.9            53.4            20.2             23.9
    Other invested assets ................................          279.4             1.7            17.0             38.6
    Decrease in capitalized software, leasehold
      improvements and EDP equipment .....................            6.8            14.5             -               -
   Purchases of investments:
    Fixed maturities .....................................       (1,323.9)       (1,518.9)       (1,967.5)          (741.7)
    Mortgage loans on real estate ........................         (347.4)         (159.4)         (141.8)          (279.6)
    Other equity investments .............................          (20.1)          (33.7)          (10.8)           (15.6)
    Other invested assets ................................          (58.3)           (3.4)          (32.3)           (30.4)
    Increase in capitalized software, leasehold
      improvements and EDP equipment .....................           -                -              (1.9)            (9.6)
    Policy loans, net ....................................           12.9            14.3            26.0             17.3
                                                             ------------    ------------    ------------    -------------
Net cash provided by (used in) investing
  activities .............................................          124.5          (180.8)         (481.6)           361.5
                                                             ------------    ------------    ------------    -------------

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (CONTINUED)

                                                     YEAR            Year         Six Months      Six Months
                                                    ENDED           Ended           Ended            Ended
                                                 DECEMBER 31,    December 31,    December 31,      June 30,
                                                     2006            2005            2004             2004
                                                 ------------    ------------    ------------    -------------
                                                 (SUCCESSOR)     (Successor)     (Successor)     (Predecessor)
                                                                        (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
      Deposits ...............................   $      726.4    $      892.6    $      407.9    $       620.7
      Withdrawals from and transfers to
        Separate Accounts ....................         (883.8)         (851.1)         (339.6)          (431.1)
   Repayment of long term debt ...............         (115.0)           -              -                 -
   Payment to AXA Bermuda relating to
        co-insurance agreement ...............            -              -               (8.4)            -
   Capital contribution ......................            -              -               50.0             -
   Dividends paid to shareholder .............          (35.0)          (75.0)          (33.0)            -
                                                 ------------    ------------    ------------    -------------

Net cash (used in) provided by financing
  activities .................................         (307.4)          (33.5)           76.9            189.6
                                                 ------------    ------------    ------------    -------------

Change in cash and cash equivalents ..........         (227.4)          (40.1)         (483.9)           607.0
Cash and cash equivalents, beginning
  of period ..................................          435.0           475.1           959.0            376.0
                                                 ------------    ------------    ------------    -------------

Cash and Cash Equivalents, End of Period .....   $      207.6    $      435.0    $      475.1    $       983.0
                                                 ============    ============    ============    =============

Supplemental cash flow information:
  Interest Paid ..............................   $       13.5    $       18.8    $        9.5    $         9.5
                                                 ============    ============    ============    =============
  Income Taxes Paid (Refunded) ...............   $      152.0    $       13.3    $      (39.0)   $         -
                                                 ============    ============    ============    =============
Schedule of non-cash financing activities:
  Transfer of the Investment Management
     Contracts Intangible Assets to
     AXA Equitable............................   $      (19.9)   $       -       $       -       $         -
                                                 ============    ============    ============    =============
  Transfer of the Distribution Network
     Intangible Assets to AXA Financial Group .  $       -       $      (23.9)   $       -       $         -
                                                 ============    ============    ============    =============
  Capital Contribution of AllianceBernstein
     Units from AXA Financial Group...........   $       -      $        -       $      225.0    $         -
                                                 ============    ============    ============    =============
  Share-based programs .......................   $        5.8    $       -       $       -       $         -
                                                 ============    ============    ============    =============
  Transfer of Bonds to AXA Bermuda Relating
     to Co-insurance Agreement (Note 10) .....   $       -       $       -       $     (91.6)    $         -
                                                 ============    ============    ============    =============

                     See Notes to Consolidated financial statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    MONY Life Insurance Company ("MONY Life" and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI" and "BOLI") and mutual funds. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group") as a result of the acquisition of The MONY Group Inc. ("MONY" and, collectively with its consolidated subsidiaries the "MONY Companies") by AXA Financial in 2004.

    MONY Life's direct and indirect wholly-owned operating subsidiaries include:
    (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, (iii) Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, (iv) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (v) MONY Securities Corporation ("MSC"), formally a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies.

    On July 8, 2004, the acquisition of MONY by AXA Financial (the "MONY Acquisition") was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

    The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and the immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is, therefore, included in the Successor's statements of operations and excluded from the Predecessor's statement of operations. The Predecessor's statements of operations is presented using the Company's historical basis of accounting.

    The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to the value of business acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of:
    MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest that meet the requirements for consolidation.

    All significant intercompany transactions and balances have been eliminated in consolidation. The term "full year 2006", "full year 2005" and "full year 2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. Certain reclassifications have been made in the prior period amounts to conform to the current presentation. The consolidated statements of cash flows for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the full year 2006 presentation.

    Accounting Changes
    ------------------

    Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf.

    On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

    As required by SFAS No. 158, the $9.9 million, net of income tax, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $2.8 million, principally due from the decrease in income taxes receivable of $5.3 million partially offset by an increase in prepaid pension cost of $2.5 million and decreased total liabilities by approximately $12.7 million, principally due to the increase in benefit plan liabilities. See Note 11 of Notes to Consolidated Financial Statements for further information.

    SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

    On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes for 2006 and consolidated net earnings for 2006 were $5.8 million and $3.7 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

    Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

    On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change.

    The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

    In third quarter 2004, the Company began to implement Financial Accounting Standards Board ("FASB") Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $12.0 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

    Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    As a result of the adoption of SOP 03-1, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to adopting SOP 03-1, such liabilities had been reported at market adjusted value.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both of the Company's previous methods of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

    On July 13, 2006, the FASB issued FASB Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of the Company at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

    On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

    Closed Block
    ------------

    As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individuals' participating policies in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the MONY Acquisition, AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

    Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or Other equity investments, as appropriate.

    Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other equity investments.

    Units held in AllianceBernstein L.P. ("AllianceBernstein"), an affiliate, are carried on the equity method and reported in Other invested assets.

    Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

    Derivatives
    -----------

    All derivates outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values. All gains and losses on derivatives are reported in earnings.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized
    --------------------------------------------------------------------
    Investment Gains (Losses)
    -------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, DAC and VOBA related to universal life and investment-type products and participating traditional life contracts.

    Fair Value of Other Financial Instruments
    -----------------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2006 and 2005.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

    DAC and VOBA
    ------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

    A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% (-2.1% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 7 quarters.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

    For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

    At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 20.0% ($22.3 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

    The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $429.8 million, $283.4 million and $522.9 million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

    Other Intangible Asset
    ----------------------

    The insurance distribution network intangible asset, related to the MONY Acquisition, is amortized on a straight-line basis with an estimated useful life of 15 years.

    Other Accounting Policies
    -------------------------

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    MONY Life filed a consolidated Federal income tax return with its life and non-life subsidiaries for the Predecessor period. Beginning in the Successor period, MONY Life files a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated Federal income tax return for the same Successor periods. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Discontinued operations include Enterprise distribution contracts and operations and real estate held-for-sale.

    The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:

    o Management having the authority to approve the action commits the organization to a plan to sell the property.
    o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
    o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
    o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
    o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
    o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)  INVESTMENTS

    Fixed Maturities and Equity Securities
    --------------------------------------

    The following table provides additional information relating to fixed maturities and equity securities.

                                                  GROSS        GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                      COST        GAINS        LOSSES     FAIR VALUE
                                    ---------   ----------   ----------   ----------
                                                     (IN MILLIONS)
     DECEMBER 31, 2006
     -----------------
     Fixed Maturities:
       Available for Sale:
        Corporate ...............   $ 7,314.0   $     36.2   $    120.9   $  7,229.3
        Mortgage-backed .........       243.8          0.1          3.0        240.9
        U.S. Treasury, government
          and agency securities .       726.9          9.0          4.8        731.1
        State and political
          subdivisions ..........        11.3          0.5           -          11.8
        Foreign governments .....        75.2          0.4          0.7         74.9
        Redeemable preferred
          stock .................       425.4          2.4         13.1        414.7
                                    ---------   ----------   ----------   ----------
         Total Available for
          Sale ..................   $ 8,796.6   $     48.6   $    142.5   $  8,702.7
                                    =========   ==========   ==========   ==========

     Equity Securities:
        Available for Sale ......   $    22.6   $      3.1   $     -     $     25.7
                                    =========   ==========   ==========   ==========
     December 31, 2005
     -----------------
     Fixed Maturities:
       Available for Sale:
        Corporate ...............   $ 7,365.9   $     59.3   $     92.6   $  7,332.6
        Mortgage-backed .........       284.8          1.1          2.9        283.0
        U.S. Treasury, government
          and agency securities..       676.6         14.9          3.7        687.8
        States and political
          subdivisions...........        11.2          0.8           -          12.0
        Foreign governments .....        96.4          0.9          0.4         96.9
        Redeemable preferred
          stock .................       227.8          1.2          6.0        223.0
                                    ---------   ----------   ----------   ----------
         Total Available for Sale   $ 8,662.7   $     78.2   $    105.6   $  8,635.3
                                    =========   ==========   ==========   ==========

     Equity Securities:
        Available for Sale ......   $    40.4   $      2.1   $      1.0   $     41.5
                                    =========   ==========   ==========   ==========

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $2,344.4 million and $2,288.1 million, respectively, had estimated fair values of $2,314.9 million and $2,284.6 million, respectively.

     The contractual maturity of fixed maturities at December 31, 2006 is shown below:

                                                         AVAILABLE FOR SALE
                                                      -------------------------
                                                       AMORTIZED    ESTIMATED
                                                         COST       FAIR VALUE
                                                      ------------  -----------
                                                           (IN MILLIONS)

     Due in one year or less.........................  $    363.2   $    361.5
     Due in years two through five...................     1,920.6      1,896.6
     Due in years six through ten....................     4,110.9      4,061.1
     Due after ten years.............................     1,732.7      1,727.9
                                                      ------------  -----------
        Subtotal.....................................     8,127.4      8,047.1
     Mortgage-backed securities......................       243.8        240.9
                                                      ------------  -----------
     Total...........................................  $  8,371.2   $  8,288.0
                                                      ============  ===========

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

     The following table discloses fixed maturities (701 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:


                                     LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                     FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                     VALUE       LOSSES       VALUE       LOSSES       VALUE       LOSSES
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                                (IN MILLIONS)
       Fixed Maturities:
       Corporate ...............   $ 1,545.8   $     17.0   $ 3,658.4   $    103.9   $ 5,204.2   $    120.9
       Mortgage-backed .........        40.6          0.2       148.8          2.8       189.4          3.0
       U.S. Treasury, government
        and agency securities ..       177.5          0.9       316.1          3.9       493.6          4.8
       States and political
        subdivisions ...........         -             -          2.2           -          2.2           -
       Foreign governments .....        38.2          0.3        27.1          0.4        65.3          0.7
       Redeemable
        preferred stock ........        28.4          0.3       264.9         12.8       293.3         13.1
                                   ---------   ----------   ---------   ----------   ---------   ----------
     Total Temporarily
       Impaired Securities .....   $ 1,830.5   $     18.7   $ 4,417.5   $    123.8   $ 6,248.0   $    142.5
                                   =========   ==========   =========   ==========   =========   ==========

    The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $237.9 million, or 2.7%, of the $8,796.6 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

    At December 31, 2006, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $1.2 million.

    Mortgage Loans
    --------------

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $4.2 million and $5.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $0.3 million, $0.3 million, $0.2 million and $0.5 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.3 million, $0.4 million, $0.2 million and $0.7 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                      DECEMBER 31,
                                                                               ---------------------------
                                                                                   2006          2005
                                                                               ------------- -------------
                                                                                     (IN MILLIONS)

     Impaired mortgage loans with investment valuation allowances............  $     14.2     $     14.7
     Impaired mortgage loans without investment valuation allowances.........         7.1            8.8
                                                                               ------------- -------------
     Recorded investment in impaired mortgage loans .........................        21.3           23.5
     Investment valuation allowances.........................................        (1.7)          (1.6)
                                                                               ------------- -------------
     Net Impaired Mortgage Loans.............................................  $     19.6     $     21.9
                                                                               ============= =============

    Interest income recognized on impaired mortgage loans totaled $1.4 million, $2.0 million, $0.4 million and $(0.1) million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.0 million and $3.8 million.

    Equity Real Estate
    ------------------

    The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. For 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt. At December 31, 2006 and 2005, the Company owned $12.7 million and $12.6 million, respectively, of real estate acquired in satisfaction of debt.

    Accumulated depreciation on real estate was $0.7 million and $12.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $2.5 million, $8.1 million, $4.0 million and $5.2 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Investment valuation allowances for mortgage loans and changes thereto follow:

                                                             YEAR             Year          Six Months        Six Months
                                                             ENDED            Ended            Ended             Ended
                                                          DECEMBER 31,     December 31,     December 31,        June 30,
                                                             2006             2005             2004               2004
                                                          ------------     ------------     ------------     --------------
                                                          (SUCCESSOR)      (Successor)      (Successor)      (Predecessor)
                                                                                   (IN MILLIONS)

    Balances, beginning of period ......................  $        1.6     $        0.5     $       22.2     $         20.0
    Additions charged to income ........................           0.1              1.6              0.5                3.4
    Deductions for writedowns and asset dispositions ...            -              (0.5)             -                 (1.2)
    Effect of push-down accounting of AXA
      Financial's purchase price of net
      assets ...........................................            -               -              (22.2)                -
                                                          ------------     ------------     ------------     --------------
    Balances, End of Period ............................  $        1.7     $        1.6     $        0.5     $         22.2
                                                          ============     ============     ============     ==============

    Equity Method Investments
    -------------------------

    Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $147.4 million and $172.4 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (loss) for these limited partnership interests was $16.9 million, $30.7 million, $(2.8) million, and $13.0 million, respectively, for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Other Invested Assets
    ---------------------

    The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate:

                                                       ALLIANCEBERNSTEIN
                                                             UNITS
                                                       -----------------
                                                         (IN MILLIONS)

     Balance at January 1, 2005 ......................   $   225.0
     Equity in net earnings...........................        18.9
     Dividends received...............................       (17.5)
                                                        ---------------
     Balance at December 31, 2005.....................       226.4
     Equity in net earnings...........................        24.0
     Dividends received...............................       (22.1)
                                                        ---------------
     Balance at December 31, 2006.....................   $   228.3
                                                        ===============


4)  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill of $425.8 million was recorded as a result of the MONY Acquisition. In connection with the MONY integration, management continues to evaluate the products sold by the Company as part of an overall review of insurance products offered by AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate, and AXA Financial's other insurance subsidiaries with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial Group. This evaluation has resulted in the recent discontinuation of new sales of all life insurance and annuity products, except for certain variable and fixed annuities in limited markets, interest-sensitive whole life insurance and group term life insurance. In addition, in the first half of 2005, MONY Life financial professionals became financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

    The following presents the Company's intangible assets, including VOBA, as of December 31, 2006 and 2005, related to the MONY Acquisition:


                                      GROSS          LESS:              LESS:
                                     CARRYING     ACCUMULATED         IMPACT OF
                                      AMOUNT    AMORTIZATION(1)    CO-INSURANCE(2)     NET
                                     --------   ---------------    ---------------    ------
                                                         (IN MILLIONS)
DECEMBER 31, 2006
-----------------
Intangible assets subject to
  amortization:
   VOBA ..........................   $  868.8   $        (194.4)   $         (27.9)   $646.5
   Insurance distribution
     network .....................       38.0              (6.3)               -        31.7
                                     --------   ---------------    ---------------    ------
Total intangible assets subject to
  amortization ...................   $  906.8   $        (200.7)   $         (27.9)   $678.2
                                     ========   ===============    ===============    ======

December 31, 2005
-----------------
Intangible assets subject to
  amortization:
   VOBA ..........................   $  868.8   $        (106.6)   $         (27.9)   $734.3
   Insurance distribution
     network .....................       38.0              (3.8)               -        34.2
                                     --------   ---------------    ---------------    ------
Total intangible assets subject to
  amortization ...................   $  906.8   $        (110.4)   $         (27.9)   $768.5
                                     ========   ===============    ===============    ======

    (1) Includes reactivity to unrealized investment gains/losses reflected in other comprehensive income.
    (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 10 of Notes to Consolidated Financial Statements.

    For the full year 2006, full year 2005 and six months ended December 31, 2004, total amortization expense related to these intangible assets was $95.8 million, $57.7 million and $58.6 million, respectively. Intangible assets amortization expense is estimated to range from $64.9 million in 2007 to $53.1 million in 2011.

5)  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

    The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 3 and 9 of Notes to Consolidated Financial Statements are presented below:

                                                              DECEMBER 31,
                                            ----------------------------------------------
                                                    2006                    2005
                                            ----------------------  ----------------------

                                             CARRYING   ESTIMATED    Carrying   Estimated
                                              VALUE     FAIR VALUE     Value    Fair Value
                                            ----------  ----------  ----------  ----------
                                                            (IN MILLIONS)
     Consolidated:
     -------------
     Mortgage loans on real estate........  $ 1,423.9   $ 1,417.4   $ 1,467.9   $ 1,484.4
     Other limited partnership interests..      147.4       147.4       172.4       172.4
     Policy loans.........................    1,109.4     1,149.2     1,122.3     1,168.8
     Policyholders liabilities:
       Investment contracts...............    1,358.8     1,402.4     1,513.9     1,614.2
     Long-term debt.......................      101.9       102.8       216.9       218.0

     Closed Block:
     -------------
     Mortgage loans on real estate........  $   692.4   $   684.0   $   560.1   $   570.3
     Policy loans.........................      977.9       995.8     1,003.7     1,029.7

6)  CLOSED BLOCK

    Summarized financial information for the Closed Block is as follows:

                                                                                 DECEMBER 31,
                                                                           ------------------------
                                                                              2006          2005
                                                                           ------------  ----------
                                                                                 (IN MILLIONS)

   CLOSED BLOCK LIABILITIES:
   Future policy benefits, policyholders' account balances and other.....  $ 7,202.8     $ 7,332.4
   Policyholder dividend obligation......................................      109.6         142.5
   Other liabilities.....................................................       35.6          31.0
                                                                           ------------  ----------
   Total Closed Block liabilities........................................    7,348.0       7,505.9
                                                                           ------------  ----------

   ASSETS DESIGNATED TO THE CLOSED BLOCK:
   Fixed maturities, available for sale, at estimated fair
      value (amortized cost, $4,277.6 and $4,399.0)......................    4,237.2       4,397.8
   Mortgage loans on real estate.........................................      692.4         560.1
   Policy loans..........................................................      977.9       1,003.7
   Cash and other invested assets........................................       54.7         135.8
   Other assets..........................................................      333.9         295.1
                                                                           ------------  ----------
   Total assets designated to the Closed Block...........................    6,296.1       6,392.5
                                                                           ------------  ----------
   Excess of Closed Block liabilities over assets
     designated to the Closed Block......................................    1,051.9       1,113.4

   Amounts included in accumulated other comprehensive income:
      Net unrealized losses, net of policyholder dividend obligation of
      $(40.3) and $(1.2).................................................        -             -
                                                                           ------------  ----------
   Maximum Future Earnings To Be Recognized From Closed
      Block Assets and Liabilities.......................................  $ 1,051.9     $ 1,113.4
                                                                           ============  ==========

   Closed Block revenues and expenses were as follows:

                                                        YEAR              Year            Six Months        Six Months
                                                        ENDED             Ended              Ended             Ended
                                                     DECEMBER 31,      December 31,       December 31,        June 30,
                                                        2006               2005               2004             2004
                                                     ------------    ---------------    ---------------    -------------
                                                     (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                (IN MILLIONS)
  REVENUES:
  Premiums and other income ......................   $      363.0    $         410.0    $         229.9    $       221.0
  Investment income (net of investment expenses of
     $6.3, $5.8, $2.9 and $2.8) ..................          342.0              340.9              172.3            184.2
  Investment (losses) gains, net .................           (2.0)              (3.9)              13.1             (2.4)
                                                     ------------    ---------------    ---------------    -------------
     Total revenues ..............................          703.0              747.0              415.3            402.8
                                                     ------------    ---------------    ---------------    -------------

  BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits and dividends ..........          604.5              644.8              362.8            354.5
  Other operating costs and expenses .............            4.0                4.5                2.6              5.2
                                                     ------------    ---------------    ---------------    -------------
     Total benefits and other deductions .........          608.5              649.3              365.4            359.7
                                                     ------------    ---------------    ---------------    -------------
  Net revenues before income taxes ...............           94.5               97.7               49.9             43.1
  Income tax expense .............................          (33.0)             (34.2)             (17.4)           (15.1)
                                                     ------------    ---------------    ---------------    -------------
  Net Revenues ...................................   $       61.5    $          63.5    $          32.5    $        28.0
                                                     ============    ===============    ===============    =============

    Reconciliation of the policyholder dividend obligation is as follows:

                                                            2006         2005
                                                        ------------  ----------
                                                             (IN MILLIONS)

      Balance, beginning of year......................   $   142.5    $   250.8
      Applicable to net revenues......................         6.2         (4.1)
      Unrealized investment losses....................       (39.1)      (104.2)
                                                        ------------  ----------
      Balance, End of Year............................    $  109.6    $   142.5
                                                        ============  ==========

    There were no valuation allowances on mortgage loans on real estate at December 31, 2006 and 2005 and $0.2 million and $0.8 million of impaired mortgage loans for the same respective years. Writedowns of fixed maturities amounted to $4.7 million, $2.5 million, $0.3 million and $0.6 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

7)  GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts - GMDB and GMIB
       ------------------------------------------
    The Company has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

    o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                GMDB          GMIB         TOTAL
                                            ------------  ------------  -----------
                                                         (IN MILLIONS)

    Balance at January 1, 2004.............  $      4.0    $      -     $      4.0
      Impact of adoption of SOP 03-1.......        (3.2)          0.1         (3.1)
      Paid guarantee benefits..............        (3.8)          -           (3.8)
      Other changes in reserve.............         4.0           -            4.0
                                            ------------  ------------  -----------
    Balance at December 31, 2004...........         1.0           0.1          1.1
       Paid guarantee benefits.............        (3.1)          -           (3.1)
      Other changes in reserve.............         2.7           0.1          2.8
                                            ------------  ------------  -----------
    Balance at December 31, 2005...........         0.6           0.2          0.8
       Paid guarantee benefits.............        (2.6)          -           (2.6)
      Other changes in reserve.............         2.6           0.2          2.8
                                            ------------  ------------  -----------
    Balance at December 31, 2006...........  $      0.6    $      0.4   $      1.0
                                            ============  ============  ===========

    Related GMDB reinsurance ceded amounts were:

                                                 GMDB
                                             ------------
                                             (IN MILLIONS)

    Balance at January 1, 2004.............. $      -
      Impact of adoption of SOP 03-1........       (0.4)
      Paid guarantee benefits...............        3.1
      Other changes in reserve..............       (3.7)
                                            ------------
    Balance at December 31, 2004............       (1.0)
      Paid guarantee benefits...............       (0.1)
      Other changes in reserve..............        1.3
                                            ------------
    Balance at December 31, 2005............        0.2
      Paid guarantee benefits...............       (0.1)
      Other changes in reserve..............        0.5
                                            ------------
    Balance at December 31, 2006............ $      0.6
                                            ============

    The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                          RETURN
                                                            OF
                                                          PREMIUM      RATCHET       ROLL-UP          COMBO           TOTAL
                                                         ---------   -----------   ------------   -------------   -------------
                                                                               (DOLLARS IN MILLIONS)
     GMDB:
     -----
       Account values invested in:
              General Account ........................   $     204   $       325       N.A.       $      31       $        560
              Separate Accounts ......................   $     936   $     1,639       N.A.       $     172       $      2,747
       Net amount at risk, gross .....................   $      11   $       190       N.A.       $      52       $        253
       Net amount at risk, net of
         amounts reinsured ...........................   $      11   $       112       N.A.       $      -        $        123
       Average attained age of
         contractholders .............................        61.6          61.6       N.A.            60.5               61.5
       Percentage of contractholders
         over age 70 .................................        18.9%         17.4%      N.A.            13.2%              17.8%
       Contractually specified
          interest rates .............................        N.A.         N.A.        N.A.             5.0%

     GMIB:
     -----
       Account values invested in:
              General Account ........................        N.A.         N.A.    $     31            N.A        $         31
              Separate Accounts ......................        N.A.         N.A.    $    174            N.A        $        174
       Net amount at risk, gross .....................        N.A.         N.A.    $     -             N.A        $         -
       Net amount at risk, net of
         amounts reinsured ...........................        N.A.         N.A.    $     -             N.A        $         -
       Weighted average years remaining until
         annuitization ...............................        N.A.         N.A.         6.8            N.A                 6.8
        Contractually specified
          interest rates .............................        N.A.         N.A.         5.0%           N.A

    B) Separate Account Investments by Investment Category Underlying GMDB and
       -----------------------------------------------------------------------
       GMIB Features
       -------------

    The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                         DECEMBER 31,    December 31,
                                                            2006            2005
                                                         ------------    ------------
                                                                 (IN MILLIONS)

    GMDB:
    -----
      Equity...........................................  $  2,197        $  2,350
      Fixed income.....................................       386             464
      Balanced.........................................        64              72
      Other............................................       100             107
                                                         ------------    ------------
      Total............................................  $  2,747        $  2,993
                                                         ============    ============

    GMIB:
    -----
      Equity...........................................  $    138        $    129
      Fixed income.....................................        28              33
      Balanced.........................................         3               3
      Other............................................         5               5
                                                         ------------    ------------
      Total............................................  $    174        $    170
                                                         ============    ============

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
       ------------------------------------------------------------------
       Guarantee
       ---------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2006 and 2005, the Company had direct liabilities of $0.5 million and $0.1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

8)  REINSURANCE AGREEMENTS

    During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remained contingently liable for all benefits payable even if the reinsurers failed to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

    During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2005, the maximum retention amounts were increased from $750,000 for single life policies and $1.0 million for second to die policies to $1.5 million for single life policies and $2.0 million for second to die policies. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

    During the predecessor and successor periods, the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

    Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

    At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $1,090.6 million and $980.7 million, of which $350.3 million and $339.9 million relates to one specific third party reinsurer and $334.2 million and $256.7 million to AXA Bermuda.

    The following table summarizes the effect of reinsurance:

                                                                   YEAR               Year            Six Months        Six Months
                                                                   ENDED              Ended             Ended             Ended
                                                                DECEMBER 31,      December 31,       December 31,        June 30,
                                                                   2006               2005               2004             2004
                                                                ------------    ---------------    ---------------    -------------
                                                                (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                            (IN MILLIONS)

   Direct premiums ..........................................   $      806.6    $         849.4    $         439.6    $       409.0
   Reinsurance assumed ......................................           11.1                9.3                8.7             -
   Reinsurance ceded ........................................         (319.8)            (303.5)             (79.0)           (62.1)
                                                                ------------    ---------------    ---------------    -------------
   Premiums .................................................   $      497.9    $         555.2    $         369.3    $       346.9
                                                                ============    ===============    ===============    =============

   Universal Life and Investment-type Product  Policy Fee
      Income Ceded ..........................................   $       45.6    $          93.1    $          29.3    $        19.5
                                                                ============    ===============    ===============    =============
   Policyholders' Benefits Ceded ............................   $      355.1    $         307.2    $          84.8    $        56.5
                                                                ============    ===============    ===============    =============
   Interest Credited to Policyholders' Account Balances
      Ceded .................................................   $        2.0    $           2.2    $           1.2    $         1.1
                                                                ============    ===============    ===============    =============

   Individual Disability Income and Major Medical
   ----------------------------------------------

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.6 million and $0.7 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $374.7 million and $346.1 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                                   YEAR             Year           Six Months       Six Months
                                                                   ENDED            Ended             Ended            Ended
                                                                DECEMBER 31,    December 31,      December 31,       June 30,
                                                                   2006              2005              2004            2004
                                                                ------------   ---------------   ---------------   -------------
                                                                (SUCCESSOR)      (Successor)       (Successor)     (Predecessor)
                                                                                        (IN MILLIONS)


   Incurred benefits related to current year ...............    $        0.2   $           0.1   $           0.1   $         0.1
   Incurred benefits related to prior years ................              -                0.1               0.3             0.2
                                                                ------------   ---------------   ---------------   -------------
       Total Incurred Benefits .............................    $        0.2   $           0.2   $           0.4   $         0.3
                                                                ============   ===============   ================  =============

   Benefits paid related to current year ...................    $        0.2   $           0.1   $           0.1   $         0.1
   Benefits paid related to prior years .... ...............             0.1               0.2               0.2             0.1
                                                                ------------   ---------------   ---------------   -------------
       Total Benefits Paid .................................    $        0.3   $           0.3   $           0.3   $         0.2
                                                                ============   ===============   ================  =============

9)  LONG-TERM DEBT

    The Company's long-term debt consists of the following:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2006         2005
                                                                ---------   ---------
                                                                    (IN MILLIONS)

    Surplus notes, 11.25%, due 2024..........................   $    1.9    $     1.9
    Intercompany Surplus Note, 8.65%, due 2012...............      -            115.0
    Intercompany Surplus Note, 8.65%, due 2024...............      100.0        100.0
                                                                ---------   ---------
       Total long-term debt..................................   $  101.9    $   216.9
                                                                =========   =========

    At December 31, 2006 the Company had a $100.0 million surplus note (the "Intercompany Surplus Note") outstanding with AXA Financial whose interest is payable semi-annually.

10) RELATED PARTY TRANSACTIONS

    Beginning July, 1, 2004, the Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support the Company. As a result of such allocations, the Company incurred expenses of $72.4 million, $166.4 million and $2.3 million for the full year 2006, full year 2005 and the six months ended December 31, 2004. In addition the Company had a receivable of $3.6 million at December 31, 2006 and a payable of $39.1 million at December 31, 2005, in connection with its service agreement.

    In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The expenses incurred by the Company related to these agreements were $10.0 million, $10.8 million, $10.6 million, and $10.6 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    As more fully described in Note 8 in Notes to Consolidated Financial Statements, the Company ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

    On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received payments of $3.3 million and $3.4 million from AXA Advisors, LLC and AXA Network, LLC, respectively, for the estimated reduction of future renewal revenues of the Company's client accounts. These payments were included in Commissions, fees and other income in the consolidated statements of operations.

    Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which is being amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

    The statements of operations include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                              2006         2005
                                                          ------------- -----------
                                                                (IN MILLIONS)
     REVENUES:
     Premiums..........................................   $   (173.9)   $   (153.9)
     Other income......................................         30.9          32.5
                                                          ------------- -----------
         Total revenues................................       (143.0)       (121.4)
                                                          ------------- -----------

     BENEFITS AND OTHER DEDUCTIONS:
     Policyholders' benefits...........................       (167.8)       (143.8)
     Amortization of DAC and VOBA......................         (6.0)         (5.0)
     Capitalization of DAC.............................          -            11.5
                                                          ------------- -----------
         Total benefits and other deductions...........       (173.8)       (137.3)
                                                          ------------- -----------
     Earnings From Continuing Operations Before
       Income Taxes....................................   $     30.8    $     15.9
                                                          ============= ===========

    The Company recorded a payable of $10.1 million and $14.8 million to AXA Bermuda in connection with the co-insurance agreement at December 31, 2006 and 2005, respectively.

11) EMPLOYEE BENEFIT PLANS

    MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both
    (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

    During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

    During March 2006, all of the assets of the qualified pension plan invested in the MONY Pooled Accounts were transferred to separately managed accounts. At December 31, 2005, $298.7 million of the assets of the qualified plan were invested in MONY Pooled Accounts which included common stock, real estate, and public and private fixed maturity securities. Benefits of $31.5 million, $32.9 million, $16.6 million and $15.5 million were paid by this plan for the full year 2006, full year 2005, six months ended December 31, 2004 and the six months ended June 30, 2004, respectively.

    MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's General Account.

    Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                          YEAR              Year            Six Months        Six Months
                                                          ENDED             Ended              Ended            Ended
                                                       DECEMBER 31,     December 31,       December 31,        June 3,
                                                           2006             2005               2004              2004
                                                       ------------    ---------------    ---------------    -------------
                                                       (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                (IN MILLIONS)

      Service cost .................................   $        8.8    $           9.3    $           4.6    $         4.1
      Interest cost on projected benefit
        obligations ................................           26.2               27.4               14.0             12.7
      Expected return on assets ....................          (32.4)             (33.3)             (16.3)           (15.1)
                                                       ------------    ---------------    ---------------    -------------
      Net amortization and deferrals ...............            0.3                0.1                -                6.5
                                                       ------------    ---------------    ---------------    -------------
      Net Periodic Pension Expense .................   $        2.9    $           3.5    $           2.3    $         8.2
                                                       ============    ===============    ===============    =============


    The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                     DECEMBER 31,
                                                                -------------------
                                                                  2006       2005
                                                                --------- ---------
                                                                   (IN MILLIONS)

      Projected benefit obligations, beginning of year........ $  521.0    $  485.5
      Service cost............................................      8.8         9.3
      Interest cost...........................................     26.2        27.4
      Actuarial (gains) losses ...............................    (42.9)       37.1
      Benefits paid...........................................    (37.1)      (38.3)
                                                                --------- ---------
      Projected Benefit Obligations, End of Year.............. $   476.0    $ 521.0
                                                                ========= =========

     At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified pension plan to amounts included in the accompanying consolidated balance sheets:


                                                           DECEMBER 31,
                                                      --------------------
                                                        2006       2005
                                                      ---------  ---------
                                                         (IN MILLIONS)

     Plan assets at fair value, beginning of year.... $  391.3   $  402.1
     Actual return on plan assets....................     57.6       24.2
     Benefits paid and fees..........................    (34.5)     (35.0)
                                                      ---------  ---------
     Plan assets at fair value, end of year..........    414.4      391.3


     Projected benefit obligations...................    476.0      521.0
                                                      ---------  ---------
     Underfunding of plan assets over
        projected benefit obligations................    (61.6)    (129.7)
     Unrecognized net loss from past
        experience different from that
        assumed......................................     -          65.1
                                                      ---------  ---------
     Accrued Pension Cost, Net....................... $  (61.6)  $  (64.6)
                                                      =========  =========

    Prepaid and accrued pension costs were $2.5 million and $64.1 million, respectively, at December 31, 2006 and zero and $64.7 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $64.1 million and zero, respectively, at December 31, 2006, and $521.0 million and $391.3 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.4 million and zero, respectively, at December 31, 2006, and $56.6 million and zero, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $409.8 million and $439.1 million at December 31, 2006 and 2005, respectively.

    The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                  Before                      After
                                                Application                Application
                                                  of SFAS                   of SFAS
                                                  No. 158     Adjustments    No. 158
                                                ------------ ------------  -----------
                                                            (In Millions)

     Other assets ............................   $    258.0   $     2.5    $    260.5
     Income taxes receivable..................        123.7        (0.1)        123.6
     Total assets.............................     18,270.9         2.4      18,273.3
     Other liabilities........................        582.7         2.2         584.9
     Total liabilities........................     16,603.9         2.2      16,606.1
     Accumulated other comprehensive loss.....        (15.4)        0.2         (15.2)
     Total shareholder's equity...............      1,667.0         0.2       1,667.2

    Included in accumulated other comprehensive loss at December 31, 2006 is an unrecognized net actuarial gain of $0.3 million, which has not yet been recognized as a component of net periodic cost. There is no estimated net loss to be reclassified from accumulated other comprehensive loss and recognized as a component of net periodic pension cost over the next year. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                      DECEMBER 31,
                                                               -----------------------------------------------------------
                                                                          2006                          2005
                                                               ----------------------------   ----------------------------
                                                                      ESTIMATED                    Estimated
                                                                      FAIR VALUE        %          Fair Value         %
                                                               ---------------------- -----   ------------------- --------
                                                                               (DOLLARS IN MILLIONS)

Corporate and government debt securities....................     $          39.7         9.6   $        89.9        23.0
Equity securities...........................................               363.0        87.6           298.7        76.3
Short-term investments......................................                11.7         2.8             2.7         0.7
                                                               ---------------------- --------------------------- --------
Total Plan Assets...........................................     $         414.4       100.0   $       391.3       100.0
                                                               ====================== =========================== ========

    The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 75% equities and 25% fixed income and short-term investments. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return.

    A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                  2006              2005
                                                                              ------------      ------------
Discount rate:
   Benefit obligation.....................................................        5.75%            5.25%
   Periodic cost..........................................................        5.25%            5.75%

Rate of compensation increase:
   Benefit obligation and periodic cost...................................        6.00%            6.00%

Expected long-term rate of return on plan assets (periodic cost)..........        8.50%            8.50%

    Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

    In 2004, the Company also had incentive savings plans in which substantially all employees and career field underwriters of the Company were eligible to participate. The Company matched field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsored non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company.

    The Company provides certain health care and life insurance benefits for certain retired for employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

    Components of the Company's net postretirement benefits costs follow:

                                                              YEAR              Year            Six Months        Six Months
                                                             ENDED             Ended               Ended            Ended
                                                          DECEMBER 31,      December 31,        December 31,       June 30,
                                                              2006              2005               2004              2004
                                                         --------------- ------------------ ------------------ ------------------
                                                           (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                     (IN MILLIONS)

Service costs..........................................    $      1.6       $       1.5        $      0.9       $     0.9
Interest cost on accumulated postretirement benefits
   obligation..........................................           4.8               5.1               3.1             3.0
Net amortization and deferrals.........................          (0.4)             (0.5)               -              1.4
Other..................................................           7.5               -                  -               -
                                                         --------------- ------------------ ------------------ ------------------
Net Periodic Postretirement Benefits Costs.............   $      13.5       $       6.1       $       4.0       $     5.3
                                                         =============== ================== ================== ==================

    The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:


                                                                                                      DECEMBER 31,
                                                                                         ---------------------------------------
                                                                                                2006                2005
                                                                                         ------------------- -------------------
                                                                                                     (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of year......................     $         97.9      $       109.7
Service cost...........................................................................                1.6                1.5
Interest cost..........................................................................                4.8                5.1
Benefits paid..........................................................................               (6.6)              (8.1)
Medicare Part D Subsidy................................................................               (0.8)               -
Actuarial gains .......................................................................               (9.4)             (10.3)
Plan amendments .......................................................................               (2.5)               -
Plan recalculation adjustment(1) ......................................................                7.5                -
                                                                                         ------------------- -------------------
Accumulated postretirement benefits obligation, end of year............................               92.5               97.9
Unrecognized net gain from past experience different from that assumed
   and from changes in assumptions.....................................................                  -                3.4
                                                                                         ------------------- -------------------
Accrued Postretirement Benefits Cost...................................................    $          92.5      $       101.3
                                                                                         =================== ===================

    (1) Included an adjustment in 2006 of the postretirement liability related to prior periods.

    The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for these plans in the December 31, 2006 consolidated balance sheet:

                                                 Before                     After
                                               Application                Application
                                                 of SFAS                   of SFAS
                                                 No. 158    Adjustments     No. 158
                                               ------------ ------------  -----------
                                                           (In Millions)

     Income taxes receivable..................  $    128.8   $    (5.2)   $    123.6
     Total assets.............................    18,278.5        (5.2)     18,273.3
     Other liabilities........................       599.8       (14.9)        584.9
     Total liabilities........................    16,621.0       (14.9)     16,606.1
     Accumulated other comprehensive income...       (24.9)        9.7         (15.2)
     Total shareholder's equity...............     1,657.5         9.7       1,667.2

    The following table discloses the amounts included in accumulated other comprehensive loss at December 31, 2006 that have not yet been recognized as components of net periodic postretirement benefits cost.

                                                                 DECEMBER 31,
                                                                     2006
                                                                ---------------
                                                                 (IN MILLIONS)

     Unrecognized net actuarial (gain) loss..................... $    (12.2)
     Unrecognized prior service cost (credit)...................       (2.7)
     Unrecognized net transition obligation (asset).............        -
                                                                ---------------
         Total.................................................. $    (14.9)
                                                                ===============

    The estimated net gain and negative prior service credit to be reclassified from accumulated other comprehensive loss and recognized as components of net periodic postretirement benefit cost over the next year are $0.8 million and $0.1 million, respectively.

    The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2006 and 2005 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2006 and 2005.

                                                               2006        2005
                                                             ----------  ----------
       Discount rate:
         Benefit obligation...............................     5.75%       5.25%
         Periodic cost....................................     5.25%       5.75%

    In 1992, the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005 and 2006, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2006 would be decreased by 1.5% and a decrease of 1.2% on the sum of the service cost and interest cost.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                                POSTRETIREMENT BENEFITS
                                   -----------------------------------------------------
                                                             HEALTH
                                             -------------------------------------------
                                                GROSS      ESTIMATED           NET
                          PENSION    LIFE     ESTIMATED  MEDICARE PART D     ESTIMATED
                          BENEFITS INSURANCE   PAYMENT       SUBSIDY         PAYMENT
                          -------- --------- ----------- ---------------- --------------
                                                      (IN MILLIONS)

     2007................ $   23.6 $    1.8  $     5.4   $     0.9         $     4.5
     2008................     23.7      1.9        5.4         1.0               4.4
     2009................     24.0      2.0        5.3         1.1               4.2
     2010................     24.6      2.1        5.3         1.1               4.2
     2011................     25.3      2.1        5.2         1.2               4.0
     Years 2012 - 2016...    138.9     11.5       23.8         7.8              16.0

12) SHARE-BASED AND OTHER COMPENSATION PROGRAMS

    For the full year 2006, the Company recognized $5.8 million, of compensation costs under SFAS No. 123(R) for employee stock options, including $1.8 million, resulting from unvested awards at January 1, 2006.

    In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

    On July 8, 2004, in connection with the MONY Acquisition, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

    Effective January 1, 2005, MONY Life employees became employees of AXA Equitable. Under the Company's respective service agreements with AXA Equitable (Successor Period), the Company is charged for services, including personnel services and employee benefits, provided on its behalf. Prior to adoption of SFAS No. 123(R), the Company accounted for share-based compensation awards under APB No. 25 in the full year 2005 (Successor Period) and the six months ended June 30, 2004 (Predecessor Period). There was no share-based compensation awards to the Company in the six months ended December 31, 2004. The following table reflects the effect on net earnings (loss) had compensation expense for employee stock options awarded under the AXA Financial Group and MONY share-based compensation plans had been recognized under the fair-value based method of SFAS No. 123.

                                                                                        AXA
                                                                                      Financial
                                                                                     Group Plans           MONY Plans
                                                                                 --------------------- -------------------
                                                                                        Year               Six Months
                                                                                        Ended                Ended
                                                                                     December 31,           June 30,
                                                                                         2005                 2004
                                                                                 --------------------- -------------------
                                                                                     (Successor)         (Predecessor)
                                                                                              (In Millions)

Net Earnings (Loss), as reported................................................    $       163.8       $        (17.8)
Less: total stock-based employee compensation expense determined under fair
     value method for all awards, net of income taxes...........................             (3.6)                (2.3)
                                                                                 --------------------- -------------------
Pro Forma Net Earnings (Loss)...................................................    $       160.2       $        (20.1)
                                                                                 ===================== ===================

    As of December 31, 2006, approximately $2.2 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

    In the Predecessor Periods, the Black-Scholes-Merton option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

    A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 is presented below:

                                                                              NUMBER OF            WEIGHTED AVERAGE
                                                                                SHARES              EXERCISE PRICE
                                                                         ---------------------  ------------------------
Outstanding, January 1, 2004 (Predecessor).............................        3,509,207               $31.17
   Exercised...........................................................          (90,758)              $28.12
   Forfeited, expired or cancelled.....................................          (28,690)              $30.24
                                                                         ---------------------
Outstanding, June 30, 2004 (Predecessor)...............................        3,389,759               $31.26
   Cash-settled in connection with the MONY Acquisition................       (1,791,955)              $26.60
   Forfeited, expired or cancelled.....................................       (1,597,804)              $36.48
                                                                         ---------------------
Outstanding, July 1, 2004 (Successor)..................................            -                   $  -
                                                                         =====================

    In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004, the Company recognized $1.7 million of compensation expense relating to this program.

    On July 8, 2004, in connection with the MONY Acquisition, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

13) NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follow:

                                                                        YEAR            Year          Six Months      Six Months
                                                                       ENDED           Ended            Ended            Ended
                                                                    DECEMBER 31,    December 31,     December 31,       June 30,
                                                                        2006            2005             2004            2004
                                                                 --------------- ---------------- ---------------- -----------------
                                                                    (SUCCESSOR)    (Successor)     (Successor)       (Predecessor)
                                                                                          (IN MILLIONS)

Fixed maturities................................................  $      459.5   $      450.3      $      202.3      $    237.3
Mortgage loans on real estate...................................         116.2          124.9              78.9            69.4
Equity real estate..............................................           9.9           17.6              39.5            25.5
Other equity investments........................................          19.6           31.7              (0.8)            7.0
Policy loans....................................................          66.8           68.3              35.7            36.7
Other investment income.........................................          29.8           13.9               4.1             2.5
                                                                 --------------- ---------------- ---------------- -----------------

   Gross investment income......................................         701.8          706.7             359.7           378.4

Investment expenses.............................................         (29.6)         (35.6)            (53.3)          (26.8)
                                                                 --------------- ---------------- ---------------- -----------------

Net Investment Income...........................................   $      672.2   $      671.1     $      306.4      $    351.6
                                                                 =============== ================ ================ =================

    Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                         YEAR               Year              Six Months         Six Months
                                                        ENDED               Ended               Ended               Ended
                                                     DECEMBER 31,        December 31,        December 31,          June 30,
                                                         2006                2005                2004               2004
                                                    --------------- ------------------- ------------------- ---------------------
                                                     (SUCCESSOR)         (Successor)         (Successor)        (Predecessor)
                                                                               (IN MILLIONS)
Fixed maturities...................................  $      (8.1)      $      (3.6)        $      8.2         $     (8.8)
Mortgage loans on real estate......................          2.5               2.1                7.3               (0.3)
Equity real estate.................................          0.1               0.2                0.1               (0.4)
Other equity investments...........................          1.1               0.6               (2.2)              (1.9)
Other..............................................            -               2.4               (0.1)               6.3
                                                    --------------- ------------------- ------------------- ---------------------
Investment (Losses) Gains, Net.....................  $      (4.4)      $       1.7         $     13.3         $     (5.1)
                                                    =============== =================== =================== ====================

    Writedowns of fixed maturities amounted to $10.1 million, $6.6 million, $8.5 million and $2.1 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $0.1 million and zero, $0.7 million and zero for the full year 2006 and full year 2005, respectively, and zero and zero, respectively, for the six months ended December 31, 2004 and six months ended June 30, 2004.

    For the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $240.2 million, $198.4 million, $931.8 million and $857.1 million. Gross gains of $10.3 million, $2.3 million, $15.5 million and $21.3 million and gross losses of $6.9 million, $7.8 million, $1.7 million and $32.5 million were realized on these sales for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, amounted to $(66.5) million, $(209.5) million, $182.1 million and $(41.5) million, respectively.

    The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                       YEAR               Year         Six Months       Six Months
                                                                      ENDED              Ended           Ended           Ended
                                                                   DECEMBER 31,       December 31,    December 31,      June 30,
                                                                       2006               2005           2004             2004
                                                                ----------------- ---------------- ---------------- ---------------
                                                                   (SUCCESSOR)        (Successor)    (Successor)      (Predecessor)
                                                                                              (IN MILLIONS)

Balance, beginning of period..................................  $         (12.3)    $      40.1    $      35.6      $     84.6
Changes in unrealized investment (losses) gains...............            (64.1)         (209.3)         183.0          (243.9)
Changes in unrealized investment gains (losses) attributable to:
    Closed Block policyholder dividend obligation.............             39.1           104.1         (102.9)           78.2
    DAC and VOBA..............................................              5.8            25.2          (19.6)           50.6
    Deferred income taxes.....................................              6.4            27.6          (20.4)           66.1
Effect of push-down accounting of AXA Financial's purchase
    price of net assets.......................................               -              -            (35.6)             -
                                                                ----------------- ---------------- ---------------- ---------------
Balance, end of period........................................  $         (25.1)    $     (12.3)   $      40.1      $     35.6
                                                                ================= ================ ================ ===============

Balance, end of period comprises:
   Unrealized investment (losses) gains on:
      Fixed maturities........................................  $         (93.9)    $     (27.4)   $     182.1      $    242.0
      Other equity investments................................              3.5             1.1            0.9             4.1
      Other ..................................................                -             -               -              1.1
                                                                ----------------- ---------------- ---------------- ---------------
       Total..................................................            (90.4)          (26.3)         183.0           247.2
   Amounts of unrealized investment (losses)
    gains attributable to:
     Closed Block policyholder dividend obligation............             40.3             1.2         (102.9)          (91.8)
     DAC and VOBA.............................................             11.4             5.6          (19.6)          (55.7)
     Deferred income taxes....................................             13.6             7.2          (20.4)          (64.1)
                                                                ----------------- ---------------- ---------------- ---------------
Total.........................................................  $         (25.1)    $     (12.3)   $      40.1      $     35.6
                                                                ================= ================ ================ ===============

    Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

14) INCOME TAXES

    A summary of the income tax expense in the statements of operations follows:

                                                                  YEAR              Year            Six Months      Six Months
                                                                 ENDED              Ended             Ended            Ended
                                                              DECEMBER 31,       December 31,      December 31,       June 30,
                                                                  2006              2005               2004            2004
                                                           ------------------- ---------------- ----------------- -----------------
                                                              (SUCCESSOR)        (Successor)       (Successor)     (Predecessor)
                                                                                        (IN MILLIONS)

 Income tax expense (benefit):
     Current expense.......................................  $       70.9      $       39.2      $        0.3     $       13.0
     Deferred expense (benefit)............................           9.2              58.6              13.2            (23.3)
                                                           ------------------- ---------------- ----------------- -----------------
 Total.....................................................   $      80.1      $       97.8      $       13.5     $      (10.3)
                                                           =================== ================ ================= =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  YEAR             Year             Six Months      Six Months
                                                                 ENDED             Ended              Ended            Ended
                                                              DECEMBER 31,      December 31,       December 31,       June 30,
                                                                  2006             2005                2004            2004
                                                           ----------------- ------------------- -------------- -----------------
                                                              (SUCCESSOR)        (Successor)         (Successor)    (Predecessor)
                                                                                       (IN MILLIONS)

Tax at statutory rate....................................   $         75.9     $       90.0       $   (138.6)    $     (11.8)
Goodwill impairment......................................               -                -             149.1              -
Dividends received deduction.............................             (3.2)            (4.3)              -             (1.8)
Foreign loss disallowance................................              0.4              0.7              1.2              -
IRS interest.............................................              6.5               -                -               -
Tax settlement/accrual adjustment........................               -              11.4              3.8              -
Officers life insurance..................................              0.4             (1.0)            (2.8)             -
Meals and entertainment..................................              0.1              0.1              0.2             0.3
Other....................................................               -               0.9              0.6             3.0
                                                           ----------------- ------------------- -------------- -----------------
Income Tax Expense (Benefit).............................     $       80.1     $       97.8       $     13.5      $    (10.3)
                                                           ================= =================== ============== =================

    The components of the net deferred income taxes are as follows:

                                                                  DECEMBER 31, 2006                      December 31, 2005
                                                        -------------------------------------   ------------------------------------
                                                             ASSETS           LIABILITIES             Assets            Liabilities
                                                        ----------------    -----------------   ----------------   -----------------
                                                                                       (IN MILLIONS)

         Compensation and related benefits.............  $        85.4       $         -         $      71.9        $         -
         Reserves and reinsurance......................          285.6                 -               266.9                  -
         DAC...........................................           71.4                 -                90.4                  -
         VOBA..........................................            -                 234.3               -                  246.4
         Investments...................................            -                 124.3               -                  121.9
         Tax loss carryforwards........................            -                   -                 5.3                  -
         Intangible assets.............................            -                  53.3               -                   47.5
         Fixed assets and software.....................           79.9                 -                80.1                  -
         Policyholder dividends........................           21.7                 -                30.4                  -
         Non-life subsidiaries.........................           67.5                 -                74.4                  -
         Other.........................................           37.6                 -                41.8                  -
                                                        ----------------    -----------------   ----------------   -----------------
         Total.........................................  $       649.1       $       411.9       $     661.2        $       415.8
                                                        ================    =================   ================   =================

    At December 31, 2006, the Company had no Federal tax loss carryforwards.

    The IRS is examining the Company's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of the Company's returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

15) DISCONTINUED OPERATIONS

    The Company's discontinued operations include equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004:

                                                                      YEAR            Year          Six Months       Six Months
                                                                     ENDED            Ended            Ended            Ended
                                                                  DECEMBER 31,     December 31,     December 31,       June 30,
                                                                      2006            2005              2004            2004
                                                                 -------------- --------------- ------------------ ----------------
                                                                  (SUCCESSOR)     (Successor)       (Successor)     (Predecessor)
                                                                                          (IN MILLIONS)

EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
   NET OF INCOME TAXES:
Real estate held-for-sale......................................   $    10.7     $         5.2    $          0.8    $        1.7
Disposal of business - Enterprise..............................        (6.0)             (0.7)              1.5               -
                                                                 -------------- --------------- ------------------ ----------------
Total..........................................................   $     4.7     $         4.5    $          2.3    $        1.7
                                                                 ============== =============== ================== ================

GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
   NET OF INCOME TAXES:
Real estate held-for-sale......................................   $    62.2     $          -     $           -     $         -
Disposal of business - Enterprise..............................        (1.0)               -                 -               -
                                                                 -------------- --------------- ------------------ ----------------
Total..........................................................    $   61.2     $          -     $           -     $         -
                                                                 ============== =============== ================== ================

    Disposal of Businesses
    ----------------------

    In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Distributors entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust ("AEMMFT"), AXA Enterprise Funds Trust ("AEFT") and The Enterprise Group of Funds, Inc. ("EGF") (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM transaction, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A total of $5.8 million pre-tax ($3.8 million post-tax) related to a permanent impairment writedown and additional amortization expense on the Enterprise investment management contracts and mutual fund distribution fee intangible assets, established as part of the MONY Acquisition, and $1.5 million pre-tax of costs ($1.0 million post-tax) to sell were recorded in 2006. As a result of management's disposition plan, Enterprise distribution contracts and operations are now reported in Discontinued Operations and prior years balances were restated to conform to this presentation. At December 31, 2006 and 2005, total assets related to these operations were $61.0 million and $116.1 million, respectively, and were included in Other assets. At December 31, 2006 and 2005, total liabilities related to these operations were $13.3 million and $27.3 million, respectively, and were included in Other liabilities.

    During the first quarter of 2005, the Board of Directors of the EGF and the Boards of Trustees of the AEFT and AEMMFT approved the resolutions to merge each EGF fund into either a newly created AEMMFT fund or an existing AEMMFT fund. These resolutions were approved by the shareholders of EGF during 2005. As a result of the transfer of the funds from EGF to AEMMFT the investment management responsibilities related to these funds were also transferred from the Company to AXA Equitable. In connection with the mergers of each fund, the intangible asset for the investment management contracts of $30.6 million, which represented approximately 51% of the investment management fees, now being earned by AXA Equitable were transferred to AXA Equitable and accounted for as a reduction of Capital in excess of par on the consolidated balance sheet of $19.9 million, net of income taxes.

    The gross carrying amount of the Enterprise related intangible assets were $44.5 million and $80.9 million at December 31, 2006 and 2005, respectively, and the accumulated amortization of these intangible assets were $16.6 million and $12.1 million, respectively. Amortization expense related to the Enterprise intangible assets totaled $4.5 million, $6.9 million and $5.2 million for the full year 2006, full year 2005 and six months ended December 31, 2004, respectively.

    Real Estate Held-For-Sale
    -------------------------

    In 2006, two real estate properties with a total book value of $125.5 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In 2006, both properties were sold resulting in gains of $95.6 million ($62.2 million post-tax). At December 31, 2006 and 2005, equity real estate held-for-sale was zero and $127.1 million, respectively, and was included in Other assets.

16) OTHER COMPREHENSIVE (LOSS) INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                     YEAR           Year            Six Months        Six Months
                                                                    ENDED           Ended              Ended            Ended
                                                                 DECEMBER 31,    December 31,       December 31,       June 30,
                                                                     2006           2005               2004              2004
                                                              ----------------- ---------------- ---------------- ------------------
                                                                 (SUCCESSOR)      (Successor)       (Successor)      (Predecessor)
                                                                                          (IN MILLIONS)
Unrealized (losses) gains on investments....................   $      (25.1)    $     (12.3)       $      40.1      $        35.6
Defined benefit pension and other
    postretirement plans....................................            9.9              -                  -                  -
Minimum pension liability...................................             -               -                  -               (12.4)
                                                              ----------------- ---------------- ---------------- ------------------
Total Accumulated Other Comprehensive
    (Loss) Income...........................................   $      (15.2)    $     (12.3)       $      40.1      $        23.2
                                                              ================= ================ ================ ==================

    The components of other comprehensive (loss) income for the past three years follow:

                                                                        YEAR            Year          Six Months      Six Months
                                                                       ENDED            Ended            Ended           Ended
                                                                    DECEMBER 31,     December 31,     December 31,      June 30,
                                                                        2006             2005             2004            2004
                                                                  --------------- --------------- ---------------- ---------------
                                                                    (SUCCESSOR)     (Successor)      (Successor)    (Predecessor)
                                                                                           (IN MILLIONS)

Net unrealized (losses) gains on investments:
    Net unrealized gains (losses) arising
       during the period......................................... $       (65.9)   $      (213.8)  $     196.2     $    (241.1)
    Gains (losses) reclassified into net earnings
       during the period.........................................           1.8              4.5         (13.2)           (2.8)
                                                                  --------------- --------------- ---------------- ---------------
Net unrealized (losses) gains on investments.....................         (64.1)          (209.3)        183.0          (243.9)
Adjustments for policyholders liabilities, DAC and VOBA and
    deferred income taxes........................................          51.3            156.9        (142.9)          194.9
                                                                  --------------- --------------- ---------------- ---------------
Change in unrealized (losses) gains, net of adjustments..........         (12.8)           (52.4)         40.1           (49.0)
Change in minimum pension liability..............................            -                -             -              1.4
                                                                  --------------- --------------- ---------------- ---------------
Total Other Comprehensive (Loss) Income.......................... $       (12.8)   $       (52.4)  $      40.1     $     (47.6)
                                                                  =============== =============== ================ ===============

17) COMMITMENTS AND CONTINGENT LIABILITIES

    Debt Maturities
    ---------------

    At December 31, 2006, aggregate maturities of the long-term debt, including the current portion of long-term debt, based on required principal payments at maturity were zero for each of 2007, 2008, 2009, 2010 and 2011 and $101.9 million thereafter.

    Leases
    ------

    The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2007 and the four successive years are $24.9 million, $23.3 million, $13.9 million, $13.5 million, $14.2 million and $65.9 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2007 and the four successive years is $10.8 million, $12.8 million, $10.6 million, $10.8 million, $11.8 million and $57.5 million thereafter.

    At December 31, 2006, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $0.8 million, $0.8 million, $0.8 million, $0.8 million, $0.8 million and $4.6 million thereafter.

    MONY Acquisition
    ----------------

    Set forth below is certain information regarding the liabilities recorded in connection with the Company's Purchase Adjustments. Such liabilities are included in Other liabilities on the Company's consolidated balance sheets.

                                                                                                    OTHER
                                                                                                  CONTRACTUAL
                                                                SEVERANCE           LEASES        OBLIGATIONS        TOTAL
                                                              --------------- ----------------- --------------- ---------------
                                                                                          (IN MILLIONS)

Balance, January 1, 2005....................................  $    26.7           $     83.9     $     23.0      $   133.6
Payments....................................................      (12.1)               (31.7)          (4.1)         (47.9)
Change in reserve estimate..................................       (9.3)                  -              -            (9.3)
                                                              ---------------     ------------   -------------   -------------
Balance, December 31, 2005..................................        5.3                 52.2           18.9           76.4
Payments....................................................       (2.6)               (18.1)            -           (20.7)
Change in reserve estimate..................................         -                    -            (1.5)          (1.5)
                                                              ---------------     ------------   -------------   -------------
Balance, December 31, 2006..................................  $     2.7           $     34.1     $     17.4      $    54.2
                                                              ===============     ============   =============   =============

    In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

    Guarantees and Other Commitments
    --------------------------------

    The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements include commitments by the Company, to provide equity financing of $79.5 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2006 of which $10.0 million was guaranteed by AXA Financial. The Company had $26.3 million in commitments under existing mortgage loan agreements at December 31, 2006.

18) LITIGATION

    (i) Since 1995 a number of purported class actions were commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case were not identical, they sought substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases sought primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also sought compensatory damages in unspecified amounts. MONY Life and MLOA have denied any wrongdoing and had asserted numerous affirmative defenses.

    In March 2006, the one putative class action pending in the Eastern District of Michigan (Stockler v. MONY Life Insurance Company of America) was dismissed with prejudice by agreement of the parties. In September 2006, the last remaining putative class action was voluntarily dismissed without prejudice.

    (ii) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. The case is currently in discovery.

                                   ----------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

19) STATUTORY FINANCIAL INFORMATION

    MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $107.0 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, MONY Life's statutory net gain (loss) was $293.5 million, $142.3 million and $(307.2) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,230.6 million and $1,078.1 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, MONY Life paid $35.0 million, $75.0 million and $33.0 million in shareholder dividends.

    At December 31, 2006, MONY Life, in accordance with various government and state regulations, had $7.2 million of securities deposited with such government or state agencies.

    At December 31, 2006 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006. At December 31, 2006 there was a difference in capital and surplus of $6.2 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

SUPPLEMENT DATED MAY 1, 2007 TO THE
PROSPECTUS DATED MAY 1, 2007 FOR

MONY VARIABLE ANNUITY

ISSUED BY:
MONY LIFE INSURANCE COMPANY

This Supplement modifies certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGE -- MAY 29, 2007

   Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.



--------------------------------------------------------------------------------
Existing Portfolio Name                  New Portfolio Name
--------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH                  MULTIMANAGER SMALL CAP GROWTH+
--------------------------------------------------------------------------------

+ This Portfolio will also be reorganized as a Portfolio of the AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of the Portfolio.


In addition to the name change shown in the table above, the following change to the Portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:



------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                          Investment Manager (or Sub-Adviser(s), as
   (New Trust)                     Objective                     applicable)
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH   Long-term growth of capital.    o Bear Stearns Asset Management Inc.
                                                                 o Eagle Asset Management, Inc.
                                                                 o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------

2. PORTFOLIO SUBSTITUTIONS -- JULY 9, 2007 AND AUGUST 20, 2007

   Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory approval, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the investment manager (and sub-adviser, as applicable) for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Detailed information about the contract" under "Disruptive transfer activity." Any account value remaining in the replaced option on the substitution date will be transferred to the corresponding surviving option. Please contact the Operations Center referenced in your Prospectus for more information about these substitutions and for information on how to transfer your account value.

   The substitutions of the, MFS Mid Cap Growth Series, MFS New Discovery Series, UIF U.S. Real Estate and UIF Global Value Equity Portfolios will occur on or about July 9, 2007. The substitutions of the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American MidCap

   Growth, Dreyfus IP Small Cap Stock Index, Janus Aspen Series Flexible Bond, Old Mutual Select Value, Oppenheimer Main Street Fund/VA, Alger American Balanced and MFS Total Return Portfolios will occur on or about August 20, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:


------------------------------------------------------------------------------------------------------------------------------------
Trust                          Trust/Share Class                                                 Investment Manager (or
Replaced (Current) Portfolio   Surviving/New Portfolio      Objective                            Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
                                EQ Advisors Trust --
                               Class 1A Shares
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY   EQ/FI MID CAP                Seeks long-term growth of capital.    o Fidelity Management & Research
 FUND (SERIES I)                                                                                    Company
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MID-CAP         EQ/VAN KAMPEN MID CAP        Capital growth.                       o Morgan Stanley Investment
 GROWTH (CLASS O SHARES)       GROWTH                                                               Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT             EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as      o AllianceBernstein L.P.
 PORTFOLIO -- SMALL CAP                                     possible (before the deduction of
 STOCK INDEX PORTFOLIO                                      portfolio expenses) the total return
 (SERVICE SHARES)                                           of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE    EQ/JPMORGAN CORE BOND        Seeks to provide a high total         o JPMorgan Investment
 BOND PORTFOLIO                                             return consistent with moderate         Management Inc.
 (INSTITUTIONAL AND SERVICE                                 risk to capital and maintenance of
 SHARES)                                                    liquidity.
------------------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES      EQ/VAN KAMPEN MID CAP        Capital growth.                       o Morgan Stanley Investment
 (INITIAL CLASS)               GROWTH                                                               Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES       EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth     o AllianceBernstein L.P.
 (INITIAL CLASS)               CAP GROWTH                   of capital.
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE        EQ/ALLIANCEBERNSTEIN VALUE   Seeks capital appreciation.           o AllianceBernstein L.P.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth     o Capital Guardian Trust Company
 FUND/VA(SERVICE CLASS)        RESEARCH                     of capital.
------------------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE (SHARE    EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average        o Morgan Stanley Investment
 CLASS I)                                                   current income and long-term            Management, Inc.
                                                            capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                                EQ Advisors Trust --
                               Class 1B Shares
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND      EQ/BLACKROCK BASIC VALUE     Seeks capital appreciation and        o BlackRock Investment
 (SERIES I)                    EQUITY                       secondarily, income.                    Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Trust                          Trust/Share Class                                                Investment Manager (or
Replaced (Current) Portfolio   Surviving/New Portfolio       Objective                          Sub-adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
                               Franklin Templeton Variable
                               Insurance Products Trust --
                               Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        FRANKLIN INCOME SECURITIES    Seeks to maximize income while     o Franklin Advisers, Inc.
 PORTFOLIO (CLASS O SHARES)    FUND                          maintaining prospects for capital
                                                             appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN (INITIAL      FRANKLIN INCOME SECURITIES    Seeks to maximize income while     o Franklin Advisers, Inc.
 CLASS)                        FUND                          maintaining prospects for capital
                                                             appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                               Oppenheimer Variable Account
                               Funds -- Service Class
------------------------------------------------------------------------------------------------------------------------------------
UIF GLOBAL VALUE EQUITY        OPPENHEIMER GLOBAL            Seeks long-term capital            o Oppenheimer Funds, Inc.
 (SHARE CLASS I)               SECURITIES FUND/VA            appreciation.
------------------------------------------------------------------------------------------------------------------------------------

3. PORTFOLIO OPERATING FEES AND EXPENSES

   The following is added under "Total Annual Fund Operating Expenses" in "Summary of the Contract," replacing the information shown in the Prospectus.

   Total Annual Fund Operating Expenses                     Minimum     Maximum
   ------------------------------------                     -------     -------
   Expenses that are deducted from portfolio company         0.42%       1.72%
   assets, including management fees, distribution and/or services fees (12b-1 fees), and other expenses.

     The following is added under "Example" in "Summary of the Contract," replacing the information shown in the Prospectus:

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $  985       $1,618        $2,266        $3,703
  Option 2   $1,036       $1,767        $2,511        $4,181

      b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $863         $1,254        $1,659        $2,452
  Option 2   $915         $1,409        $1,921        $3,003

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $345         $1,051        $1,779        $3,703
  Option 2   $399         $1,210        $2,037        $4,181

     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $215         $664          $1,139        $2,452
  Option 2   $270         $829          $1,415        $3,003

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $  985       $1,051        $1,779        $3,703
  Option 2   $1,036       $1,210        $2,037        $4,181

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $863         $664          $1,139        $2,452
  Option 2   $915         $829          $1,415        $3,003

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $  985       $1,618        $2,266        $3,703
  Option 2   $1,036       $1,767        $2,511        $4,181

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

             1 year       3 years       5 years       10 years
             ------       -------       -------       --------
  Option 1   $863         $1,254        $1,659        $2,452
  Option 2   $915         $1,409        $1,921        $3,003

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions" in the Prospectus for more information.) After the annuity payments start, different fees and charges will apply.












                          MONY Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 1-800-487-6669

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) THE FOLLOWING FINANCIAL STATEMENTS ARE INCLUDED IN PART B OF THE REGISTRATION STATEMENT:

     The financial statements of MONY Life Insurance Company and MONY Variable Account A are included in the Statement of Additional Information.

(b)  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

     (1) Certification of Resolution of Board of Directors of The Mutual Life Insurance Company of New York authorizing the establishment of MONY Variable Account A, adopted November 28, 1990, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

     (2)    Custody of Securities. Not applicable.

     (3)    (a) Underwriting Agreement among The Mutual Life Insurance Company of New York, MONY Securities Corporation, and MONY Series Fund, Inc., dated January 1, 1991, incorporated herein by reference to post-effective amendment no. 25 to the registration statement on Form N-1A (File No. 2-95501) filed on April 30, 2004.

            (b) Form of selling agreement between underwriter and dealers
                (Broker-Dealer Supervisory and Sales Agreement), incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (c) Form of commission schedule between underwriter and dealer, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement between MONY Life Insurance
                Company and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales
                Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156), filed on April 28, 2005.

            (h) First Amendment to General Agent Sales Agreement, dated June 6,
                2005, by and between MONY Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156), filed on April 28, 2005.

            (i) Broker-Dealer Distribution and Servicing Agreement, dated June
                6, 2005, MONY Life Insurance Company and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156), filed on April 28, 2005.

     (4)    (a) Form of Flexible Payment Variable Annuity Contract, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72714) filed on January 9, 2002.

            (b) Form of riders for Flexible Payment Variable Annuity Contract, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (5)    Form of application for Flexible Payment Variable Annuity
            Contract, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72714) filed on January 9, 2002.

     (6)    (a) Restated Charter of MONY Life Insurance Company (as Amended July
                22, 2004), incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

            (b) By-Laws of MONY Life Insurance Company (as Amended July 22,
                2004), incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (7) Form of Reinsurance Contract. Automatic Reinsurance Agreement between MONY Life Insurance Company and AXA Corporate Solutions
            Life Reinsurance Company, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (8)    (a) Participation Agreement among AIM Variable Insurance Funds, AIM
                Distributors, Inc., MONY Life Insurance Company and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.
                (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (b) Participation Agreement among The Alger American Fund, MONY
                Life Insurance Company and Fred Alger & Company, Incorporated, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.
                (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (c) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus
                Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.
                (i) Amendment dated May 15, 2002, incorporated herein by
                    reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (d) Participation Agreement among EQ Advisors Trust, MONY Life
                Insurance Company, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

            (e) Participation Agreement among Franklin Templeton Variable
                Insurance Products Trust, Franklin Templeton Distributors,
                Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.
                (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (f) Participation Agreement among INVESCO Variable Investment
                Funds, Inc., MONY Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (g) Participation Agreement between Janus Aspen Series Fund, Inc.
                and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.
                (i) Form of amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (h) Participation Agreement among Lord Abbett Series Fund, Inc.,
                Lord Abbett Distributor LLC and MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

            (i) Participation Agreement among MFS Variable Insurance Trust, MONY
                Life Insurance Company and Massachusetts Financial Services Co., incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (j) Participation Agreement among Morgan Stanley Dean Witter
                Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (k) Participation Agreement among Oppenheimer Variable Account
                Funds, Oppenheimer, Inc., MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.
                (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (l) Participation Agreement between PBHG Insurance Series Fund and
                MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.
                (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

            (m) Participation Agreement among PIMCO Variable Insurance Trust,
                MONY Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

            (n) Form of participation agreement for MONY Life Insurance Company with ProFunds and ProFund Advisors LLC, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.
                (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

     (9)(i) Opinion and Consent of Dodie Kent, MONY Life Insurance Company, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 9 to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

        (ii) Opinion and Consent of Dodie Kent, MONY Life Insurance Company, as to the legality of the securities being registered is filed herewith.

     (10)   (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company and MONY Variable Account A is filed herewith.

            (b) Powers of Attorney, incorporated herein by reference to
                Post-Effective Amendment No. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Claus-Michael Dill, Director
(vii)    Power of Attorney for Denis Duverne, Director
(viii)   Power of Attorney for Mary R. (Nina) Henderson, Director
(ix)     Power of Attorney for James F. Higgins, Director
(x)      Power of Attorney for W. Edwin Jarmain, Director
(xi)     Power of Attorney for Christina Johnson Wolff, Director
(xii)    Power of Attorney for Scott D. Miller, Director
(xiii)   Power of Attorney for Joseph H. Moglia, Director
(xiv)    Power of Attorney for Peter J. Tobin, Director

            (c) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-4 (File No. 333-72714), filed on April 26, 2006.

            (d)   Powers of Attorney.

     (11) No financial statements have been omitted from Item 23.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Calculations. Not applicable.

Item 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

The AXA Organizational Charts 2006 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 31, 2007 MONY Variable Account A had 453 owners of Qualified Contracts and 7,362 owners of Non-Qualified Contracts.

ITEM 28. INDEMNIFICATION

         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

          The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

      (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

      (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

ITEM 31. MANAGEMENT SERVICES

      Not applicable.

ITEM 32. UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2007.




                                  MONY Variable Account A of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2007.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 27, 2007

                                  EXHIBIT INDEX

EXHIBIT
NO.         DESCRIPTION                                              TAG VALUES
--------    -----------------------------------------------          -----------
(9)(ii)     Opinion and Consent of Counsel                           EX-99.9ii

(10)(a)     Consent of PricewaterhouseCoopers LLP,                   EX-99.10a
            independent registered public accounting firm
(10)(d)     Powers of Attorney                                       EX-99.10d